HARRIS
                                INSIGHT(R) FUNDS

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2000

                               [GRAPHIC OMITTED]
                                     HARRIS
                               INSIGHT (R) FUNDS

                     POWERFUL INSIGHT. SOLID INVESTMENTS.(R)

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

                             LETTER TO SHAREHOLDERS

DEAR SHAREHOLDER:

We are pleased to report to you performance results for the Harris Insight Funds for the six-month period ended June 30, 2000.

CAPITAL MARKETS 2000

Evidence continues to mount that the six increases in short-term interest rates implemented by the Federal Reserve Bank (Fed) over the last year are slowing the U.S. economy. Economists expect second quarter Gross National Product (GNP), when reported, to range between 3% and 4% -- down from a gain of 5.5% in the first quarter. More importantly, the consensus expects the second half of 2000 to show a continued deceleration that is anticipated to negatively impact a number of consumer areas such as general retailing, housing, and automobile sales.

The GNP slowing is perceived as a positive event because it may lead the Fed to stop raising interest rates and provide an environment of ongoing modest inflation. When coupled with continued budget surpluses and a growing global economy, this presents an attractive backdrop for the capital markets during the second half of 2000.

EQUITIES

During the first six months of 2000, equity markets experienced some of the most dramatic volatility in their history. The NASDAQ, with its heavy weighting of technology and interest-related issues, declined more than 37% from mid-April to mid-May, only to rebound 15% in June. Investors also retreated from paying ever-higher prices for growth stocks and moved toward a more conservative attitude embodying a belief in earnings and asking companies to have a reasonable future business plan to make a profit. Underlying these swings was a change in sentiment from outright fear of ongoing aggressive tightening by the Fed to a belief, more recently, that the tightening was near an end.

These changes in investor perceptions also caused shifts in the best-performing areas of the market. For the six-month period ended June 30, small companies actually outperformed larger companies. Small-capitalization value stocks significantly outperformed small growth stocks, but large growth stocks continued to outperform large value stocks. Technology was no longer the best performing sector as healthcare, utilities and energy bested it.

HARRIS INSIGHT VALUE 2000

Our longstanding emphasis on relative value was rewarded in the first half of the year. Focusing portfolio holdings on securities with reasonable valuations and improving fundamentals led to many of our equity funds performing well against comparative indexes and peer managers.

                             LETTER TO SHAREHOLDERS

                                  (CONTINUED)

FIXED INCOME

Interest rates fell during the first six months of the year, with the yield on the ten-year U.S. Treasury bond declining from 6.44% to 6.02%. This result was somewhat counter-intuitive given that the Fed was raising money-market rates by a full percentage point during the same period. Nonetheless, bonds produced more attractive returns after a disappointing 1999.

The Harris Insight Funds performed well in this environment both in nominal terms and relative to other fund families. Year-to-date through June 30, each of our five long-term bond funds ranked in or near the top 10% of its fund category according to Lipper Analytical Services. The three Harris Insight Money Market Funds, perennial top performers, also ranked in the top half of their respective categories.

OUR MANAGEMENT APPROACH

Harris Investment Management's equity investment philosophy focuses on combining the best elements of value and growth investing, setting us apart in today's current equity-market environment where high valuations and volatility seem to be the order of the day. We continue to enhance our models to identify valuation factors that work better in today's economy, without abandoning our disciplined management style that has served so well over the years. The late 1990's notwithstanding, small-cap stocks have historically outperformed larger companies and value stocks have historically outperformed growth stocks. We look forward to the market's renewed focus on earnings and valuations.

Whether you are new to our growing Fund family or have been an investor with us since the Funds' inception, we thank you for the confidence you have placed in us. We value our relationship with you and encourage you to contact us with any comments or suggestions as to how we may better serve your investing needs.


Sincerely,

/S/PHILIP H. RINNANDER

Philip H. Rinnander
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS


INVESTMENT ADVISER:                         HARRIS TRUST AND SAVINGS BANK
PORTFOLIO MANAGEMENT AGENT:                 HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PROVIDENT DISTRIBUTORS, INC.

                               TABLE OF CONTENTS

                         LETTER TO SHAREHOLDERS   PAGE    1

                              STATEMENTS OF NET
                ASSETS/SCHEDULES OF INVESTMENTS
                            MONEY MARKET FUNDS:
                   Government Money Market Fund   Page    4
                              Money Market Fund   Page    5
                   Tax-Exempt Money Market Fund   Page    7

                            FIXED INCOME FUNDS:
                   Short/Intermediate Bond Fund   Page   11
                                      Bond Fund   Page   16
              Intermediate Government Bond Fund   Page   20
              Intermediate Tax-Exempt Bond Fund   Page   22
                           Tax-Exempt Bond Fund   Page   26
                    Convertible Securities Fund   Page   29

                                  EQUITY FUNDS:
                                    Equity Fund   Page   33
                             Equity Income Fund   Page   36
                                    Growth Fund   Page   39
                     Small-Cap Opportunity Fund   Page   42
                           Small-Cap Value Fund   Page   46
                                     Index Fund   Page   49
                                  Balanced Fund   Page   56
                             International Fund   Page   60
                          Emerging Markets Fund   Page   63

                       STATEMENTS OF OPERATIONS   PAGE   66

            STATEMENTS OF CHANGES IN NET ASSETS   PAGE   68

STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY   PAGE   72

                           FINANCIAL HIGHLIGHTS   PAGE   78

                  NOTES TO FINANCIAL STATEMENTS   PAGE   90

                              HARRIS INSIGHT FUNDS
                          GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------
AGENCY OBLIGATIONS -- 33.2%
FEDERAL FARM CREDIT BANK -- 3.0%
    5.850%                       12/01/00          $15,000        $ 14,985,013
                                                                  ------------
FEDERAL HOME LOAN BANK -- 14.2%
    5.560%                       07/14/00           10,000          10,000,051
    5.915%                       10/13/00           15,000          14,997,318
    6.450%                       02/16/01           15,000          14,996,496
    6.668%                       04/06/01           15,000          14,996,866
    6.680%                       05/08/01           16,350          16,314,741
                                                                  ------------
                                                                    71,305,472
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.0%
    6.400%                       07/20/00           41,000          40,861,511
    5.620%                       08/09/00           15,000          14,998,140
    5.890%                       11/24/00           25,000          24,973,195
                                                                  ------------
                                                                    80,832,846
                                                                  ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $167,123,331)                                              167,123,331
                                                                  ------------
ZERO COUPON BONDS -- 1.0%
FEDERAL HOME LOAN MORTGAGE CORP.
  (Cost $4,835,343)
    0.000%                       01/16/01            5,000           4,835,343
                                                                  ------------
VARIABLE RATE OBLIGATIONS(DOUBLE DAGGER)-- 18.9%
FEDERAL HOME LOAN BANK -- 7.0%
    6.485%                       07/12/00*          20,000          19,998,810
    6.508%                       07/21/00*          15,000          14,999,007
                                                                  ------------
                                                                    34,997,817
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.9%
    6.530%                       07/03/00*          30,000          30,000,000
    6.820%                       07/03/00*          10,000           9,999,782
    6.880%                       07/03/00*          20,000          19,998,524
                                                                  ------------
                                                                    59,998,306
                                                                  ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $94,996,123)                                                94,996,123
                                                                  ------------
REPURCHASE AGREEMENTS -- 42.7%
Bank of Tokyo N.A.
    6.750%
    Agreement dated 06/30/00,
    proceeds at maturity
    $98,055,125 (Collateralized
    by $617,631,000 FHLMC
    and FNMA 0.000% to 6.375%,
    due from 08/14/01 to
    12/14/29. The market value
    is $99,960,683.)             07/03/00           98,000          98,000,000



 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

REPURCHASE AGREEMENTS (CONTINUED)
Donaldson, Lufkin, & Jenrette
  Securities Corp.
    6.750%
    Agreement dated 06/30/00,
    proceeds at maturity
    $97,413,426 (Collateralized
    by $98,895,323 FHLMC and
    FNMA 6.151% to 8.750%, due
    from 04/01/10 to 10/01/38.
    The market value is
    $99,307,774.)                    07/03/00      $97,358        $ 97,358,662
Lehman Brothers, Inc.
    6.700%
    Agreement dated 06/30/00,
    proceeds at maturity
    $20,011,167 (Collateralized
    by $20,687,000 FHLB and
    FNMA 0.000%, due from
    09/14/00 to 09/15/00. The
    market value is $20,400,961.)    07/03/00       20,000          20,000,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $215,358,662)                                              215,358,662
                                                                  ------------


                                                   SHARES
                                                   -------
TEMPORARY INVESTMENTS -- 4.3%
AIM Short-Term Investment Trust
  Treasury Portfolio                                12,932              12,932
Provident Institutional Funds T-Fund            21,824,207          21,824,207
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $21,837,139)                                                21,837,139
                                                                  ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $504,150,598)                                              504,150,598
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
Interest receivable and other assets                                 2,330,499
Dividends payable                                                   (2,493,797)
Accrued expenses                                                      (165,602)
                                                                  ------------
                                                                      (328,900)
                                                                  ------------
NET  ASSETS  --  100.0%
Applicable  to  218,172,884  Institutional
  Shares  and 285,731,189 N Shares
  of beneficial interest outstanding,
  $.001 par value (Note 7)                                        $503,821,698
                                                                  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  EACH FOR INSTITUTIONAL SHARES AND
  N SHARES                                                               $1.00
                                                                         =====
-----------------
(DAGGER) See Note 2a to the Financial Statements.
(DOUBLE DAGGER) Rate in effect on 06/30/00.
* Date of next interest rate reset.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------
ASSET-BACKED SECURITIES -- 4.4%
Nissan Auto Receivables Owner
  Trust Series 2000-B, Class A1
    6.831%                       07/16/01          $89,000        $ 88,986,381
Wesley Commercial & Residential
  Funding Series 2000-1, Class A
    6.704%                       07/31/00            8,026           8,026,442
World Financial Properties
    6.606%                       07/10/00           30,459          30,459,492
                                                                  ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $127,472,315)                                              127,472,315
                                                                  ------------
CERTIFICATES OF DEPOSIT -- 6.0%
Banque National de Paris
    6.700%                       02/08/01          114,850         114,816,862
Societe Generale
    6.540%                       01/16/01           60,000          59,984,466
                                                                  ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $174,801,328)                                              174,801,328
                                                                  ------------
COMMERCIAL PAPER -- 20.9%
GTE Corp.
    6.600%                       07/06/00           13,000          12,988,083
Lower Colorado River Authority
    6.360%                       07/06/00           75,500          75,500,000
Moriarty, Ltd.
    6.570%                       07/14/00           41,542          41,443,442
Quincy Capital Corp.
    6.570%                       07/18/00           82,210          81,954,943
Receivables Capital Corp.
    6.750%                       07/21/00           10,040          10,002,350
    6.700%                       07/27/00           38,722          38,534,629
Sheffield Receivables Corp.
    6.560%                       07/18/00          112,000         111,653,049
Surrey Funding Corp.
    6.620%                       07/05/00           50,000          49,963,222
    6.550%                       07/14/00           49,102          48,985,860
Variable Funding Capital Corp.
    6.605%                       07/11/00          100,000         100,000,000
Windmill Funding Corp.
    6.560%                       07/13/00           17,886          17,846,889
    6.560%                       07/14/00           20,885          20,835,526
                                                                  ------------
TOTAL COMMERCIAL PAPER
  (Cost $609,707,993)                                              609,707,993
                                                                  ------------
CORPORATE BONDS -- 16.1%
AT&T Capital Corp.
    7.500%                       11/15/00           44,780          44,972,204
Bank One Corp.
    6.170%                       10/16/00           98,500          98,486,448
Beta Finance, Inc.
    6.571%                       01/16/01           20,000          20,000,000
    6.760%                       02/15/01           40,000          40,000,000
Caterpillar Financial Service Corp.
    5.230%                       03/01/01           13,000          12,883,418
CoreStates Capital Corp.
    5.750%                       01/15/01            7,400           7,368,692


 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

CORPORATE BONDS (CONTINUED)
General Motors Acceptance Corp.
    5.800%                       08/07/00          $12,500      $   12,500,065
Goldman Sachs Group
    6.620%                       07/05/00           25,000          25,000,000
Heller Financial, Inc.
    5.480%                       02/05/01           32,000          31,756,970
Huntington National Bank
    5.950%                       09/29/00           65,500          65,489,197
John Deere Capital Corp.
    6.080%                       12/18/00            8,000           7,981,227
Lehman Brothers Holdings, Inc.
    7.290%                       09/25/00            5,000           5,011,048
    6.890%                       10/10/00            5,000           5,007,122
    6.500%                       12/01/00           10,000           9,995,884
    6.900%                       01/29/01           11,000          11,012,198
Liberty Lighthouse US Capital Co.
    5.700%                       07/17/00           36,000          35,996,773
    6.820%                       03/06/01           23,000          22,997,090
NationsBank Corp.
    5.750%                       01/25/01           10,900          10,853,847
                                                                --------------
TOTAL CORPORATE BONDS
  (Cost $467,312,183)                                              467,312,183
                                                                --------------
TIME DEPOSITS -- 8.2%
Barclays P.L.C.
    7.000%                       07/05/00           50,000          50,000,000
Canadian Imperial Bank Commerce
    7.063%                       07/03/00          100,000         100,000,000
Norwest Bank
    7.000%                       07/03/00           88,892          88,891,890
                                                                --------------
TOTAL TIME DEPOSITS
  (Cost $238,891,890)                                              238,891,890
                                                                --------------
VARIABLE RATE OBLIGATIONS(DOUBLE DAGGER)-- 43.5%
AT&T Corp.
    6.566%                      07/10/00*           64,500          64,495,737
    6.240%                      07/13/00            50,000          49,999,344
Beta Finance, Inc.
    6.700%                      07/03/00*           40,000          40,000,000
Caterpillar Financial Service Corp.
    6.271%                      07/07/00*           70,000          70,000,000
CFM International
    6.700%                      07/03/00*           53,640          53,640,000
CIT Group, Inc.
    6.640%                      07/03/00*           50,000          49,979,100
First Union National Bank
    6.680%                      07/03/00*           40,000          39,994,674
    6.830%                      08/16/00*           50,000          50,000,000
Ford Motor Credit Co.
    6.830%                      09/14/00*           40,000          40,016,317
Goldman Sachs Group
    6.714%                      07/14/00*           11,300          11,325,317
    6.406%                      07/15/00*           49,000          49,000,000
    6.490%                      07/25/00*           28,000          28,025,756
Heller Financial, Inc.
    6.350%                      07/03/00*           70,000          69,977,953

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

VARIABLE RATE OBLIGATIONS(DOUBLE DAGGER) (CONTINUED)
Household Finance Corp.
    6.715%                      07/03/00*          $66,500      $   66,432,835
    6.690%                      07/03/00*           48,000          48,000,000
Huntington National Bank
    6.898%                      08/30/00*           23,000          23,000,000
John Hancock Mutual Life Insurance Co.
    6.771%                      07/17/00*           80,000          80,000,000
Liberty Lighthouse US Capital Co.
    6.698%                      07/21/00*           50,000          49,996,702
Madison, Wisconsin, Community
  Development Authority Revenue Bonds
    6.720%                      07/05/00*            9,220           9,220,000
Morgan Stanley Dean Witter
    6.753%                      09/18/00*           75,000          75,000,000
Northern Rock P.L.C.
    6.650%                      07/20/00*           70,000          70,000,000
Oakland-Alameda County, California,
  Coliseum Authority Lease Revenue
  Bonds
    6.670%                      07/05/00*           15,000          15,000,000
Pennsylvania Economic Development
  Finance Authority Revenue Bonds
    6.750%                      07/06/00*            5,800           5,800,000
RACERS Series 1999-26 Class A
    6.791%                      07/17/00            65,500          65,499,914
RACERS Series 2000-6 Class MM
    6.488%                      07/26/00*           65,000          65,000,000
Rural Electric Cooperative Grantor Trust
  (Kansas Electric Power Cooperative)
    6.600%                      07/05/00*           11,100          11,100,000
Sacramento County, California,
  Municipal Bond
    6.800%                      07/05/00*           66,500          66,500,000
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $1,267,003,649)                                          1,267,003,649
                                                                --------------



 ANNUALIZED
 YIELD/RATE                                        SHARES       VALUE(DAGGER)
 ----------                                       --------      -------------

TEMPORARY INVESTMENTS -- 0.0%
AIM Short-Term Investment Trust
  Treasury Portfolio                                     7      $            7
Goldman Sachs Financial Square
  Money Market Portfolio                            34,584              34,584
J.P. Morgan Institutional Prime
  Money Market Portfolio                                 1                   1
                                                                --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $34,592)                                                        34,592
                                                                --------------
TOTAL INVESTMENTS -- 99.1%
  (Cost $2,885,223,950)                                          2,885,223,950
                                                                --------------
OTHER ASSETS AND LIABILITIES -- 0.9%
Interest receivable and other assets                                30,888,849
Receivable for securities sold                                      76,890,987
Payable for securities purchased                                   (66,556,876)
Dividends payable                                                  (14,722,988)
Accrued expenses                                                      (736,483)
                                                                --------------
                                                                    25,763,489
                                                                --------------
NET ASSETS -- 100.0%
Applicable to 1,822,671,298 Institutional
  Shares and 1,088,309,146 N Shares
  of beneficial interest outstanding,
  $.001 par value (Note 7)                                      $2,910,987,439
                                                                ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  EACH FOR INSTITUTIONAL SHARES AND
  N SHARES                                                               $1.00
                                                                         =====

------------
(DAGGER) See Note 2a to the Financial Statements.
(DOUBLE DAGGER) Rate in effect on 06/30/00.
* Date of next interest rate reset.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------
MUNICIPAL BONDS -- 102.4%
ALABAMA -- 3.4%
Chatom, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Electric Project) TECP
    4.300%                       09/08/00          $ 5,000        $  5,000,000
Columbia, Alabama, Industrial Development
  Board Pollution Control Revenue Bonds
  (Alabama Power Co. Project) Series C VR
    4.750%                       07/01/00           24,600          24,600,000
                                                                  ------------
                                                                    29,600,000
                                                                  ------------
ALASKA -- 9.8%
Alaska State Housing Financial Corp.
  Governmental Purpose Revenue Bonds
  (University of Alaska) Series A VR
    4.850%                       07/07/00           31,400          31,400,000
Anchorage, Alaska, Electric Utility
  Revenue Bonds Series 1996D VR
    4.800%                       07/07/00            7,700           7,700,000
Anchorage, Alaska, TANS
    4.750%                       02/02/01            5,000           5,018,404
Valdez, Alaska, Marine Terminal Revenue
  Bonds (Arco Transportation Project)
  Series C TECP
    4.400%                       07/10/00           20,000          20,000,000
    4.100%                       07/11/00           20,000          20,000,000
                                                                  ------------
                                                                    84,118,404
                                                                  ------------
ARIZONA -- 0.2%
Maricopa County, Arizona, Pollution
  Control Corp. Revenue Refunding Bonds
  (Arizona Public Service Co.) Series B VR
    4.600%                       07/01/00            1,700           1,700,000
                                                                  ------------
CONNECTICUT -- 0.2%
Connecticut State Special Assessment
  Unemployment Compensation Advance
  Fund Revenue Bonds (Connecticut
  Unemployment Project) Series 1993C PS
    3.600%                       07/01/00            1,800           1,800,000
                                                                  ------------
DELAWARE -- 0.6%
Delaware State General Obligation Bonds
  Series A
    4.500%                       02/01/01            5,270           5,281,929
                                                                  ------------
FLORIDA -- 6.0%
Dade County, Florida, Industrial
  Development Authority Exempt Facilities
  Revenue Refunding Bonds (Florida
  Power & Light Co.) VR
    4.600%                       07/01/00           20,150          20,150,000
Putnam County, Florida, Development
  Authority Pollution Control Revenue
  Bonds (Seminole Electric) VR
    4.850%                       07/07/00            3,415           3,415,000




 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
FLORIDA (CONTINUED)
Sunshine State Government Finance
  Commission Series A TECP
    4.400%                       07/26/00          $10,530        $ 10,530,000
    4.150%                       07/31/00            5,000           5,000,000
Sunshine State Government Finance
  Commission Series B TECP
    4.500%                       07/31/00           12,210          12,210,000
                                                                  ------------
                                                                    51,305,000
                                                                  ------------
GEORGIA -- 5.2%
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 3rd Series VR
    4.600%                       07/01/00            2,300           2,300,000
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant Vogtle
  Project) 4th Series VR
    4.750%                       07/01/00           11,350          11,350,000
Georgia Municipal Electric Authority
  (Project One) Series A TECP
    4.200%                       09/11/00           15,100          15,100,000
Monroe County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co.) 2nd Series VR
    4.750%                       07/01/00           15,700          15,700,000
                                                                  ------------
                                                                    44,450,000
                                                                  ------------
IDAHO -- 0.4%
Idaho State TANS
    5.375%                       06/29/01            3,500           3,533,320
                                                                  ------------
ILLINOIS -- 11.3%
Chicago, Illinois, General Obligation Notes
    4.000%                       10/26/00            3,000           3,000,000
Illinois Development Finance Authority
  Pollution Control Revenue Bonds
  (Amoco Oil Co. Project) VR
    4.550%                       07/01/00            1,800           1,800,000
Illinois Development Finance Authority
  Revenue Bonds (McCormick Theological)
  Series A VR
    4.800%                       07/07/00            3,785           3,785,000
Illinois Development Finance Authority
  Revenue Bonds (North Park
  University) VR
    4.650%                       07/07/00           23,000          23,000,000
Illinois Development Finance Authority
  Revenue Bonds (Presbyterian Home
  Lake) Series A VR
    4.800%                       07/07/00           28,000          28,000,000
Illinois Development Finance Authority
  Revenue Bonds (Provena Health Project)
  Series B VR
    4.600%                       07/01/00           21,400          21,400,000

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Development Finance Authority
  Revenue Bonds (Roosevelt University
  Project) VR
    4.800%                       07/07/00          $ 6,500        $  6,500,000
Illinois Health Facilities Authority Revenue
  Bonds (Southern Illinois Healthcare)
  Series B VR
    4.800%                       07/07/00            9,915           9,915,000
                                                                  ------------
                                                                    97,400,000
                                                                  ------------
INDIANA -- 10.8%
ABN AMRO Munitops Certificates
  Series 5 VR
    4.820%                       07/07/00           20,746          20,746,000
Indiana Health Facilities Finance Authority
  Revenue Bonds (Acension Health Credit)
  Series B VR
    5.100%                       07/07/00           20,000          20,000,000
Indiana State Office Building Commission
  (Hoosier Notes) TECP
    4.250%                       10/23/00           25,000          25,000,000
Indiana State Office Building Commission
  Facilities Revenue Bonds (Pendleton
  Juvenile Facility) Series A VR
    4.650%                       07/07/00           10,000          10,000,000
Rockport, Indiana, Pollution Control
  Revenue Bonds (Indiana & Michigan
  Power Co. Project) Series A VR
    4.850%                       07/07/00            3,845           3,845,000
Rockport, Indiana, Pollution Control
  Revenue Bonds (Indiana & Michigan
  Power Co. Project) Series B VR
    4.900%                       07/07/00           13,000          13,000,000
                                                                  ------------
                                                                    92,591,000
                                                                  ------------
IOWA -- 0.8%
Iowa School Corps Warrants Certificates,
  Iowa School Cash Anticipation Program
    4.750%                       02/01/01            4,500           4,517,764
Polk County, Iowa, Hospital Equipment
  Authority Revenue Bonds VR
    4.800%                       07/07/00            2,725           2,725,000
                                                                  ------------
                                                                     7,242,764
                                                                  ------------
KENTUCKY -- 2.8%
Kentucky Asset Liability Commission
  General Fund Series A TRANS
    5.250%                       06/27/01            9,000           9,060,120
Kentucky Economic Development Finance
  Authority Hospital Facilities Revenue
  Bonds (Baptist Healthcare System)
  Series C VR
    4.600%                       07/01/00            4,200           4,200,000
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-2 VR
    4.850%                       07/07/00            4,900           4,900,000




 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
Mason County, Kentucky, Pollution Control
  Revenue Bonds (East Kentucky Power
  Co-Op) Series B-3 VR
    4.850%                       07/07/00          $ 5,610        $  5,610,000
                                                                  ------------
                                                                    23,770,120
                                                                  ------------
LOUISIANA -- 7.8%
Caddo Parish, Louisiana, Industrial
  Development Board Revenue Bonds
  (Atlas Project) Series B VR
    4.850%                       07/07/00            3,400           3,400,000
Lake Charles, Louisiana, Harbor Terminal
  District Revenue Bonds (Conoco, Inc.
  Project) Series A VR
    4.800%                       07/07/00           12,100          12,100,000
Louisiana State, Offshore Terminal
  Authority Deepwater Port Revenue
  Bonds (Loop, Inc. Project) VR
    4.450%                       07/01/00           10,400          10,400,000
Louisiana Public Facilities Authority
  Hospital Revenue Bonds (Willis-Knighton
  Medical Center Project) VR
    4.700%                       07/06/00           22,980          22,980,000
West Baton Rouge Parish, Louisiana,
  Industrial District No. 3 Revenue Bonds
  (Dow Chemical Co. Project) Series B VR
    4.650%                       07/01/00           18,300          18,300,000
                                                                  ------------
                                                                    67,180,000
                                                                  ------------
MICHIGAN -- 1.7%
Michigan State Strategic Fund Pollution
  Control Revenue Refunding Bonds
  (Consumers Power Project) VR
    4.600%                       07/01/00           15,000          15,000,000
                                                                  ------------
MINNESOTA -- 1.2%
Rochester, Minnesota, Health Care Facility
  (Mayo Foundation) TECP
    4.100%                       07/18/00           10,000          10,000,000
                                                                  ------------
MISSOURI -- 5.0%
Missouri State Development Finance
  Board Infrastructure Facilities Revenue
  Bonds (Social City Union Station Asset
  Corp.) Series B VR
    4.750%                       07/01/00            9,100           9,100,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series A VR
    4.600%                       07/01/00           31,600          31,600,000
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (Washington University) Series B VR
    4.600%                       07/01/00            2,500           2,500,000
                                                                  ------------
                                                                    43,200,000
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------
MUNICIPAL BONDS (CONTINUED)
NEBRASKA -- 2.1%
Nebraska Public Power District Electric
  System Revenue Bonds TECP
    4.000%                       07/06/00          $10,000        $ 10,000,000
    3.900%                       07/20/00            7,975           7,975,000
                                                                  ------------
                                                                    17,975,000
                                                                  ------------
NEW JERSEY -- 1.0%
New Jersey State General Obligation
  Bonds
    4.500%                       03/01/01            8,520           8,542,005
                                                                  ------------
NEW MEXICO -- 4.2%
Albuquerque, New Mexico, General
  Obligation Bonds Series A
    3.750%                       07/01/00            1,000           1,000,000
Farmington, New Mexico, Pollution
  Control Revenue Refunding Bonds
  (Arizona Public Service Co.) Series A VR
    4.450%                       07/01/00           28,000          28,000,000
Farmington, New Mexico, Pollution
  Control Revenue Refunding Bonds
  (Arizona Public Service Co.) Series B VR
    4.450%                       07/01/00            7,450           7,450,000
                                                                  ------------
                                                                    36,450,000
                                                                  ------------
NEW YORK -- 4.0%
New York City, New York, General
  Obligation Bonds Series B VR
    4.750%                       07/01/00            1,500           1,500,000
New York City, New York, Transitional
  Finance Authority Revenue Bonds VR
    4.850%                       07/01/00           29,000          29,000,000
New York State General Obligation Bonds
  Series B
    6.375%                       08/15/00            3,750           3,759,671
                                                                  ------------
                                                                    34,259,671
                                                                  ------------
NORTH DAKOTA -- 0.1%
Mercer County, North Dakota, Pollution
  Control Revenue Bonds (United
  Power-National Rural Utilities Project)
  Series 84C VR
    4.850%                       07/07/00              995             995,000
                                                                  ------------
OHIO -- 1.3%
Cincinnati, Ohio, General Obligation Bonds
    4.375%                       12/01/00            6,700           6,710,072
Ohio State Public Facilities Commission
  Higher Education Capital Facilities
  Revenue Bonds Series II-A
    4.500%                       12/01/00            4,050           4,058,151
                                                                  ------------
                                                                    10,768,223
                                                                  ------------



 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------
MUNICIPAL BONDS (CONTINUED)
OKLAHOMA -- 2.9%
Muskogee, Oklahoma, Industrial Trust
  Pollution Control Revenue Bonds
  (Oklahoma Gas & Electric Co.)
  Series A VR
    4.800%                       07/07/00          $19,300        $ 19,300,000
Tulsa, Oklahoma, Industrial Authority
  Revenue Bonds (University of Tulsa)
  Series B VR
    4.800%                       07/07/00            5,550           5,550,000
                                                                  ------------
                                                                    24,850,000
                                                                  ------------
OREGON -- 1.3%
Multnomah County, Oregon, (Portland
  School District) No. 1J TRANS
    5.000%                       06/29/01           11,000          11,062,150
                                                                  ------------
SOUTH CAROLINA -- 1.2%
York County, South Carolina, Pollution
  Control Revenue Bonds PS
    4.050%                       09/15/00           10,000          10,000,000
                                                                  ------------
TEXAS -- 7.1%
Denton, Texas, Independent School
  District General Obligation Bonds
  Series B PS
    3.650%                       08/15/00            7,000           6,998,789
Houston, Texas, Water & Sewer Systems
  Revenue Bonds Series A29 VR
    5.000%                       07/07/00            2,800           2,800,000
Nueces County, Texas, Health Facilities
  Development Corp. Revenue Bonds
  (Driscoll Children's Foundation
  Project) VR
    4.850%                       07/07/00            9,205           9,205,000
Sabine River, Texas, Industrial
  Development Authority Revenue Bonds
  (National Rural Utilities Project) PS
    4.000%                       08/15/00            3,495           3,495,000
Texas Higher Education Authority,
  Educational Equipment & Improvement
  Revenue Bonds VR
    4.800%                       07/07/00            6,895           6,895,000
Texas Small Business Industrial
  Development Revenue Bonds VR
    4.850%                       07/07/00           25,000          25,000,000
Texas State TRANS Series A
    4.500%                       08/31/00            6,700           6,707,864
                                                                  ------------
                                                                    61,101,653
                                                                  ------------
UTAH -- 0.6%
Intermountain Power Agency Power
  Supply Revenue Bonds TECP
    4.200%                       08/08/00            5,100           5,100,000
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA -- 1.7%
Clarke County, Virginia, Industrial
  Development Authority Hospital
  Facilities Revenue Bonds (Winchester
  Medical Center, Inc.) VR
    4.800%                       07/07/00          $15,000        $ 15,000,000
                                                                  ------------
WASHINGTON -- 1.8%
Washington State General Obligation Bonds
    4.250%                       07/01/00            2,845           2,845,000
Washington State Health Care Facilities
  Authority Revenue Bonds (Fred
  Hutchinson Cancer Center) VR
    4.750%                       07/01/00           13,000          13,000,000
                                                                  ------------
                                                                    15,845,000
                                                                  ------------
WEST VIRGINIA -- 1.7%
ABN AMRO Munitops Certificates Trust
  Series 1999-4 PS
    4.550%                       09/27/00           14,822          14,822,000
                                                                  ------------
WISCONSIN -- 3.4%
Beaver Dam, Wisconsin, United School
  District TRANS
    4.000%                       08/24/00            5,000           5,001,773
Elkhorn, Wisconsin, Area School District
  TRANS
    4.030%                       08/25/00            4,000           4,000,747
Maple Dale-Indian Hill, Wisconsin,
  School District TRANS
    4.000%                       08/21/00            2,700           2,701,088
Racine, Wisconsin, United School District
  TRANS
    3.750%                       07/06/00           10,000          10,000,336
Shorewood, Wisconsin, School District
  TRANS
    4.000%                       09/01/00            3,865           3,866,315
Waunakee, Wisconsin, Community
  School District TRANS
    4.000%                       09/15/00            3,800           3,801,134
                                                                  ------------
                                                                    29,371,393
                                                                  ------------
WYOMING -- 0.8%
Gillette, Wyoming, Pollution Control
  Revenue Bonds (Pacificorp) VR
    4.800%                       07/07/00            2,200           2,200,000
Platte County, Wyoming, Pollution Control
  Revenue Bonds (Tri-State Generation &
  Transmission Project) Series A VR
    4.750%                       07/01/00            5,000           5,000,000
                                                                  ------------
                                                                     7,200,000
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $881,514,632)                                              881,514,632
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                   -------        ------------

TEMPORARY INVESTMENTS -- 0.1%
Federated Tax-Free Obligation Fund                 645,007        $    645,007
  Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                 86,673              86,673
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $731,680)                                                      731,680
                                                                  ------------
TOTAL INVESTMENTS -- 102.5%
  (Cost $882,246,312)                                              882,246,312
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- (2.5%)
Interest receivable and other assets                                 5,302,224
Payable for securities purchased                                   (23,655,590)
Dividends payable                                                   (2,877,085)
Accrued expenses                                                      (231,968)
                                                                  ------------
                                                                   (21,462,419)
                                                                  ------------
NET  ASSETS  --  100.0%
Applicable  to 657,438,413  Institutional
  Shares  and 203,350,474 N Shares of
  beneficial interest outstanding, $.001
  par value (Note 7)                                              $860,783,893
                                                                  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  EACH FOR INSTITUTIONAL SHARES AND
  N SHARES                                                               $1.00
                                                                         =====

---------------------
(DAGGER) See Note 2a to the Financial Statements.
PS -- Security with a "put" feature; date shown is when security may be put back for  redemption.
VR -- Variable rate demand note; interest rate in effect on 06/30/00. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TANS  -- Tax  Anticipation  Note.
TECP  -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

AGENCY OBLIGATIONS -- 4.0%
Federal Home Loan Bank
    7.360%                       07/01/04          $ 1,000        $  1,011,514
Federal Home Loan Mortgage Corp.
    7.100%                       04/10/07            2,500           2,507,022
    5.750%                       03/15/09            3,600           3,274,027
Federal National Mortgage Association
    7.125%                       03/15/07            5,815           5,839,656
                                                                  ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $12,652,187)                                                12,632,219
                                                                  ------------
ASSET-BACKED SECURITIES -- 19.0%
AK Bank Series 1998-A, Class 1
    8.749%                       07/15/05            2,521           2,482,238
ARG Funding Corp. Series 1999-1A,
  Class A2
    5.880%                       05/20/03            3,500           3,430,420
Arran One Ltd. Series 2000-A, Class A
    6.950%                       03/15/05            5,000           5,000,000
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A7
    6.420%                       09/25/08            3,669           3,564,103
Case Equipment Loan Trust Series 1997-A,
  Class B
    6.700%                       03/15/04            1,250           1,237,863
Charming Shoppes Master Trust
  Series 1997-1, Class A
    7.001%                       04/15/06            2,500           2,459,375
Chemical Credit Card Master Trust I
  Series 1996-1, Class A
    5.550%                       09/15/03            3,000           2,975,850
Citibank Credit Card Master Trust I
  Series 1997-3, Class A
    6.839%                       02/10/04            6,500           6,455,865
Citibank Credit Card Master Trust
  Series 1999-3, Class A
    6.220%                       03/15/04            4,080           4,071,840
Credit Card Receivable Trust
  Series 1998-IA, Class A
    6.478%                       12/22/04            2,428           2,374,041
Discover Card Master Trust I
  Series 1999-1, Class A
    5.300%                       08/15/04            2,125           2,062,950
Gracechurch Card Funding P.L.C.
  Series 1, Class A
    6.831%                       11/15/04            4,000           4,003,750
Household Home Equity Loan Trust
  Series 1999-1, Class A3
    7.210%                       10/20/30            5,365           5,256,198
MBNA Master Credit Card Trust
  Series 1998-C, Class C
    6.350%                       11/15/05            3,000           2,859,375
MBNA Master Credit Card Trust
  Series 2000-A, Class C
    7.900%                       07/16/07            3,700           3,711,563
Metris Master Trust Series 1997-1, Class A
    6.870%                       10/20/05            1,725           1,717,238




  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

ASSET-BACKED SECURITIES (CONTINUED)
Onyx Acceptance Grantor Trust,
  Series 1998-A, Class A3
    5.850%                       08/15/02          $ 1,586        $  1,581,276
Toyota Auto Lease Trust Series 1997-A,
  Class B
    6.750%                       04/26/04            3,500           3,436,016
Toyota Auto Receivables Owner Trust
  Series 2000-A, Class A4
    7.210%                       04/15/07              672             669,270
                                                                  ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $60,020,886)                                                59,349,231
                                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.6%
Asset Securitization Corp. Series 1997-D4,
  Class PS1 IO
    1.252%                       04/14/29           66,161           3,898,214
BankBoston Marine Asset-Backed Trust
  Series 1997-2, Class A7
    6.820%                       04/15/13              500             488,070
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    6.358%                       11/25/08            4,052           3,986,276
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
    5.718%                       11/25/08            1,361           1,264,915
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                       11/25/08              819             814,834
Countrywide Funding Corp. Series 1994-5,
  Class A7F
    6.102%                       03/25/09            2,915           2,772,861
Countrywide Funding Corp. Series 1994-5,
  Class A7S
    5.971%                       03/25/09            1,097             888,915
Countrywide Funding Corp. Series 1994-5,
  Class A7T
    9.000%                       03/25/09              696             694,173
DLJ Mortgage Acceptance Corp.
  Series 1995-Q1, Class A1-S IO
    2.028%                       03/25/25               48               6,660
DLJ Mortgage Acceptance Corp.
  Series 1996-M, Class A1
    7.280%                       11/28/11            4,320           4,041,118
DLJ Mortgage Acceptance Corp.
  Series 1997-CF2, Class CP IO
    1.364%                       11/15/04           51,000           2,518,125
Federal Home Loan Mortgage Corp.
  Series 150, Class IO
    7.500%                       07/01/23            1,241             390,566
Federal Home Loan Mortgage Corp.
  Series 1597, Class G PO
    7.547%                       07/15/23            1,345           1,080,648
Federal Home Loan Mortgage Corp.
  Series 2100, Class GA
    6.000%                       04/15/12            4,651           4,509,936
Federal National Mortgage Association
  Series 1993-183, Class M
    6.500%                       07/25/23            2,000           1,894,507


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1993-197, Class SB
    4.429%                       10/25/08          $ 6,082        $  4,863,773
Federal National Mortgage Association
  Series 1994-85, Class E
    6.000%                       11/25/06              620             614,315
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                       03/25/27           17,509           1,177,461
Federal National Mortgage Association
  Series 1997-70, Class PE PO
    7.968%                       04/25/22            3,405           2,585,569
Federal National Mortgage Association
  Series 1998-T1, Class A
    6.604%                       12/28/28            2,387           2,272,176
J.P. Morgan Commercial Mortgage
  Finance Corp. Series 1999-C7, Class A2
    6.507%                       10/15/35            3,250           3,058,770
Morgan Stanley Capital I Series 1998-HF2,
  Class A1
    6.010%                       11/15/30            2,459           2,341,976
Morgan Stanley Capital I Series 1998-WF1,
  Class A1
    6.250%                       07/15/07            3,184           3,080,596
Morgan Stanley Capital I Series 1999-WF1,
  Class A2
    6.210%                       09/15/08            2,260           2,095,811
Norwest Asset Securities Corp.
  Series 1997-10, Class A6
    6.750%                       08/25/27              931             926,481
PNC Mortgage Securities Corp.
  Series 1996-2, Class A4
    6.600%                       02/25/11            4,534           4,272,763
PNC Mortgage Securities Corp.
  Series 1997-5, Class A8
    6.750%                       10/25/27            6,000           5,970,000
Structured Asset Securities Corp.
  Series 1998-R3, Class A1 IO
    6.100%                       01/15/13           10,649           1,943,431
                                                                  ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $67,839,404)                                                64,452,940
                                                                  ------------
MORTGAGE-BACKED SECURITIES -- 5.4%
Federal Home Loan Mortgage Corp.
  Pool #C00515
    7.500%                       05/01/27              413             409,558
Federal National Mortgage Association
    7.000%                       01/15/30            5,500           5,304,922
    8.000%                       01/15/30            1,050           1,054,102
Federal National Mortgage Association
  Pool #303724
    6.000%                       01/01/11            4,210           4,058,273
Federal National Mortgage Association
  Pool #305189
    9.000%                       01/01/25               17              17,906
Federal National Mortgage Association
  Pool #305555
    9.000%                       01/01/25              128             132,583



  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

MORTGAGE-BACKED SECURITIES (CONTINUED)
Federal National Mortgage Association
  Pool #306031
    9.000%                       02/01/25          $   187        $    194,270
Federal National Mortgage Association
  Pool #306674
    9.000%                       03/01/25               78              80,728
Federal National Mortgage Association
  Pool #317306
    9.000%                       07/01/25              105             108,429
Federal National Mortgage Association
  Pool #338001
    9.000%                       10/01/25                6               5,986
Government National Mortgage Association
  Pool #8747
    7.125%                       11/20/25               95              94,444
Government National Mortgage Association
  Pool #326150
    7.000%                       09/15/23              154             151,032
Government National Mortgage Association
  Pool #333668
    7.000%                       07/15/23              392             385,267
Government National Mortgage Association
  Pool #345039
    7.000%                       09/15/23              522             512,526
Government National Mortgage Association
  Pool #345536
    7.000%                       01/15/24              332             325,778
Government National Mortgage Association
  Pool #351638
    7.000%                       06/15/23              605             594,538
Government National Mortgage Association
  Pool #377553
    7.000%                       07/15/25              468             457,747
Government National Mortgage Association
  Pool #383330
    7.000%                       07/15/25              565             552,258
Government National Mortgage Association
  Pool #391901
    7.000%                       07/15/25              428             418,065
Government National Mortgage Association
  Pool #397755
    7.000%                       05/15/24              541             530,119
Government National Mortgage Association
  Pool #406568
    7.000%                       07/15/25              661             646,364
Government National Mortgage Association
  Pool #407660
    7.000%                       07/15/25              424             414,565
Government National Mortgage Association
  Pool #780023
    7.000%                       09/15/24              528             513,911
                                                                  ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $17,014,681)                                                16,963,371
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------
CORPORATE BONDS -- 29.9%
ELECTRIC -- 1.1%
Consolidated Edison Co., Inc.
    6.625%                       07/01/05          $ 2,150        $  2,078,811
Texas Utilities Electric Co.
    6.750%                       04/01/03            1,440           1,417,068
                                                                  ------------
                                                                     3,495,879
                                                                  ------------
FINANCE - BANK -- 3.2%
Bank One Corp.
    6.400%                       08/01/02            2,500           2,455,785
BankAmerica Corp.
    7.500%                       10/15/02            2,320           2,325,642
Mercantile Bancorp
    7.050%                       06/15/04            3,170           3,105,754
NationsBank Corp.
    6.500%                       08/15/03            2,310           2,251,656
                                                                  ------------
                                                                    10,138,837
                                                                  ------------
FINANCE - NON-BANK -- 10.8%
American Express Credit Corp.
    6.125%                       11/15/01              440             432,977
Associates Corp. of North America
    5.750%                       10/15/03              190             179,643
Associates Corp. of North America
  Euro Bond
    6.875%                       06/20/02            1,775           1,752,102
Beneficial Corp.
    8.400%                       05/15/08               45              45,878
Beneficial Finance Corp. MTN
    9.130%                       07/25/01            1,000           1,020,112
Capital One Bank
    8.250%                       06/15/05            3,525           3,521,535
Case Credit Corp.
    5.930%                       02/26/01            4,000           3,963,496
EOP Operating LP
    8.375%                       03/15/06            2,500           2,528,463
ERP Operating LP
    7.100%                       06/23/04            3,500           3,407,278
General Motors Acceptance Corp.
    7.625%                       06/15/04            3,375           3,379,472
Hartford Life, Inc.
    7.100%                       06/15/07            3,725           3,590,710
Household Finance Corp.
    6.000%                       05/01/04            1,200           1,131,804
Lehman Brothers Holdings, Inc.
    7.375%                       05/15/04            4,540           4,440,302
Morgan Stanley Dean Witter & Co.
    7.000%                       01/28/02            3,800           3,785,636
    5.625%                       01/20/04              535             502,622
                                                                  ------------
                                                                    33,682,030
                                                                  ------------



  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL -- 7.0%
Cendant Corp.
    7.750%                       12/01/03          $ 1,530        $  1,478,655
Ford Motor Co.
    9.000%                       09/15/01            4,000           4,079,480
Lockheed Martin Corp.
    7.450%                       06/15/04            3,535           3,510,877
Mirage Resorts, Inc.
    6.750%                       02/01/08            1,835           1,622,094
Monsanto Co.
    5.750%                       12/01/05            4,480           4,197,231
Rite Aid Corp.
    7.125%                       01/15/07              915             471,225
Sears, Roebuck & Co. MTN
    8.390%                       02/14/02              800             809,535
Tele-Communications, Inc.
    9.800%                       02/01/12            1,760           2,023,456
Tyco International Group S.A.
    6.375%                       06/15/05            3,800           3,592,938
                                                                  ------------
                                                                    21,785,491
                                                                  ------------
OIL -- 2.0%
Atlantic Richfield Co.
    9.125%                       03/01/11              100             113,526
Conoco, Inc.
    5.900%                       04/15/04            1,525           1,453,905
Petro Mexicanos Finance, Ltd.
    5.720%                       11/15/03            2,559           2,488,020
Phillips Petroleum Co.
    8.500%                       05/25/05            2,300           2,382,531
                                                                  ------------
                                                                     6,437,982
                                                                  ------------
TELEPHONES -- 4.4%
GTE North, Inc.
    6.400%                       02/15/05            3,575           3,428,232
Sprint Capital Corp.
    5.875%                       05/01/04            4,115           3,879,873
Vodafone Airtouch P.L.C.
    6.650%                       05/01/08            3,000           2,813,829
Worldcom, Inc.
    6.400%                       08/15/05            3,705           3,515,615
                                                                  ------------
                                                                    13,637,549
                                                                  ------------
TRANSPORTATION -- 1.4%
Federal Express Corp.
    7.500%                       01/15/18            1,529           1,484,659
Norfolk Southern Corp.
    7.350%                       05/15/07            3,000           2,917,536
                                                                  ------------
                                                                     4,402,195
                                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $95,972,839)                                                93,579,963
                                                                  ------------
SUPRANATIONAL BONDS -- 1.0%
African Development Bank
  (Cost $3,042,545)
    7.750%                       12/15/01            3,000           3,024,891
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------
YANKEE BONDS -- 2.8%
Banco Santiago S.A.
    7.000%                       07/18/07          $ 3,730        $  3,325,817
Empresa Nacional Electric
    7.750%                       07/15/08            2,400           2,233,997
Korea Development Bank
    7.375%                       09/17/04            1,415           1,379,343
Sanwa Finance Aruba AEC
    8.350%                       07/15/09            1,685           1,680,723
                                                                  ------------
TOTAL YANKEE BONDS
  (Cost $9,197,559)                                                  8,619,880
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- 16.5%
  U.S. TREASURY NOTES
    6.625%                       07/31/01            1,185           1,187,222
    6.375%                       09/30/01              500             499,219
    7.500%                       11/15/01            1,650           1,671,655
    5.875%                       11/30/01            2,290           2,270,679
    6.625%                       04/30/02            1,215           1,218,418
    5.750%                       10/31/02            6,025           5,938,391
    5.750%                       08/15/03            1,600           1,573,000
    7.875%                       11/15/04           23,930          25,337,354
    7.000%                       07/15/06            9,720          10,072,350
    6.500%                       02/15/10            1,680           1,735,612
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $51,409,805)                                                51,503,900
                                                                  ------------
                                                  SHARES
                                                ----------
TEMPORARY INVESTMENTS -- 0.8%
Goldman Sachs Financial Square
  Money Market Portfolio                         2,246,976           2,246,976
Goldman Sachs Institutional Liquid Assets
  Money Market Portfolio                           112,109             112,109
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,359,085)                                                  2,359,085
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $319,508,991)                                             $312,485,480
                                                                  ============

------------------------
(DAGGER) See Note 2a to the Financial Statements.
MTN -- Medium Term Note.
IO -- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                                                 NUMBER OF         UNREALIZED
                                                 CONTRACTS        APPRECIATION
                                                -----------       ------------
Futures Contracts -- Long Position
  U.S. Treasury Notes, September 2000                50               $781
                                                     ==               ====

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                          SHORT/INTERMEDIATE BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $319,508,991) .................... $312,485,480
   Collateral for securities loaned ............................   40,454,269
   Interest receivable .........................................    3,831,101
   Receivable for securities sold ..............................   11,719,778
   Receivable for capital stock sold ...........................      584,290
   Futures margin receivable ...................................        5,469
   Other assets ................................................       93,277
                                                                 ------------
          Total assets .........................................  369,173,664
                                                                 ------------

LIABILITIES
   Payable upon return of securities loaned ....................   40,454,269
   Payable for securities purchased ............................   17,617,966
   Payable for capital stock redeemed ..........................    1,166,787
   Dividends payable ...........................................    1,622,940
   Accrued expenses ............................................      165,086
                                                                 ------------
          Total liabilities ....................................   61,027,048
                                                                 ------------

NET ASSETS
Applicable to 31,075,588 Institutional Shares, 380,249
  N Shares and 14,738 A Shares of beneficial interest
  outstanding, $.001 par value (Note 7) ........................ $308,146,616
                                                                 =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($304,278,996/31,075,588) ....................................       $ 9.79
                                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
  ($3,723,313/380,249) .........................................       $ 9.79
                                                                       ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
  ($144,307/14,738 .............................................       $ 9.79
                                                                       ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($9.79/0.965) (Note 5) .......................................       $10.15
                                                                       ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

AGENCY OBLIGATIONS -- 3.5%
Federal Home Loan Mortgage Corp.
    5.750%                       03/15/09          $ 4,450        $  4,047,061
    6.750%                       09/15/29            1,630           1,563,520
                                                                  ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $5,627,925)                                                  5,610,581
                                                                  ------------
ASSET-BACKED SECURITIES -- 16.5%
  AK Bank Series 1998-A, Class 1
    8.749%                       07/15/05            1,214           1,195,152
ARG Funding Corp. Series 1999-1A,
  Class A2
    5.880%                       05/20/03            1,400           1,372,168
California Infrastructure Pacific Gas &
  Electric Series 1997-1, Class A7
    6.420%                       09/25/08            2,055           1,996,248
Case Equipment Loan Trust
  Series 1997-A, Class B
    6.700%                       03/15/04              750             742,717
Charming Shoppes Master Trust
  Series 1997-1, Class A
    7.001%                       04/15/06            2,500           2,459,375
Chemical Credit Card Master Trust
  Series 1995-2, Class A
    6.230%                       06/15/03              610             608,804
Citibank Credit Card Master Trust I
  Series 1997-3, Class A
    6.839%                       02/10/04            3,500           3,476,235
Discover Card Master Trust I
  Series 1999-1, Class A
    5.300%                       08/15/04            2,250           2,184,300
First Plus Home Loan Trust
  Series 1997-3, Class A6
    7.080%                       07/10/17            1,125           1,117,215
Household Credit Card Master Trust I
  Series 1995-1, Class A
    6.821%                       12/15/02              390             389,934
Household Home Equity Loan Trust
  Series 1999-1, Class A3
    7.210%                       10/20/30            2,000           1,959,440
MBNA Master Credit Card Trust
  Series 1998-C, Class C
    6.350%                       11/15/05            1,250           1,191,406
MBNA Master Credit Card Trust
  Series 2000-A, Class C
    7.900%                       07/16/07            1,500           1,504,687
Metris Master Trust Series 1997-1, Class A
    6.870%                       10/20/05            3,350           3,334,925
Team Fleet Financing Corp.
  Series 1997-1, Class A
    7.350%                       05/15/03            1,625           1,620,076
Toyota Auto Lease Trust
  Series 1997-A, Class B
    6.750%                       04/26/04            1,500           1,472,578
                                                                  ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $26,992,964)                                                26,625,260
                                                                  ------------



  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.3%
Asset Securitization Corp. Series 1997-D4,
  Class PS1 IO
    1.252%                       04/14/29          $21,948        $  1,293,190
Chase Commercial Mortgage Securities
  Corp. Series 1997-1, Class A1
    7.270%                       07/19/04            1,102           1,100,803
Chase Mortgage Finance Corp.
  Series 1999-S10, Class A18
    6.500%                       08/25/29            2,700           2,538,810
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A4
    6.358%                       11/25/08            2,116           2,082,004
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A5
    5.718%                       11/25/08              711             660,656
Citicorp Mortgage Securities, Inc.
  Series 1993-13, Class A6
    8.500%                       11/25/08              428             425,583
Countrywide Funding Corp. Series 1994-11,
  Class A12
    3.006%                       05/25/24               24              24,460
DLJ Mortgage Acceptance Corp.
  Series 1996-M, Class A1
    7.280%                       11/28/11              576             538,815
DLJ Mortgage Acceptance Corp.
  Series 1998-A, Class A2
    6.427%                       05/25/28            1,385           1,253,855
Federal Home Loan Mortgage Corp.
  Series 1848, Class PG
    7.000%                       05/15/26            4,773           4,460,798
Federal Home Loan Mortgage Corp.
  Series 1875, Class SA IO
    6.388%                       09/15/03            5,784             627,193
Federal Home Loan Mortgage Corp.
  Series 2075, Class QG
    6.250%                       12/15/26            3,035           2,848,803
Federal Home Loan Mortgage Corp.
  Series 2131, Class VD
    6.000%                       05/15/14            2,412           2,178,567
Federal National Mortgage Association
  Series 145, Class 1 PO
    9.525%                       06/25/22            1,235             942,959
Federal National Mortgage Association
  Series 1993-210, Class S
    5.844%                       11/25/23            1,145             804,363
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                       03/25/27            8,857             595,608
J.P. Morgan Commercial Mortgage
  Finance Corp. Series 1999-C7, Class A2
    6.507%                       10/15/35            1,750           1,647,030
Merrill Lynch Mortgage Investors, Inc.
  Series 1998-C2, Class A1
    6.220%                       02/15/30              965             933,855
Morgan Stanley Capital I Series 1998-HF2,
  Class A1
    6.010%                       11/15/30            1,250           1,190,115

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Morgan Stanley Capital I Series 1998-WF1,
  Class A1
    6.250%                       07/15/07          $   138        $    133,086
Morgan Stanley Capital I Series 1999-WF1,
  Class A2
    6.210%                       09/15/08            1,080           1,001,538
Norwest Asset Securities Corp.
  Series 1997-10, Class A6
    6.750%                       08/25/27              631             628,630
PNC Mortgage Securities Corp.
  Series 1997-5, Class A8
    6.750%                       10/25/27            2,188           2,176,672
Residential Asset Securitization Trust
  Series 1998-A5, Class A5
    6.750%                       06/25/28            3,500           3,321,845
Residential Funding Mortgage Security I
  Series 1993-S20, Class A11
    7.250%                       06/25/08            1,580           1,568,200
Structured Asset Securities Corp.
  Series 1998-R3, Class A1 IO
    6.100%                       01/15/13            5,091             929,183
                                                                  ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $37,875,233)                                                35,906,621
                                                                  ------------
MORTGAGE-BACKED SECURITIES -- 16.1%
Federal National Mortgage Association
    6.000%                       01/15/30            7,045           6,442,873
    7.000%                       01/15/30            7,900           7,619,797
    8.000%                       01/15/30              240             240,938
Federal National Mortgage Association
  Pool #250888
    7.000%                       04/01/12            1,013             997,516
Federal National Mortgage Association
  Pool #305555
    9.000%                       01/01/25              130             135,476
Federal National Mortgage Asscciation
  Pool #323668
    6.000%                       08/01/13            5,506           5,218,516
Federal National Mortgage Association
  Pool #359740
    7.000%                       10/01/26              139             134,862
Federal National Mortgage Association
  Pool #364248
    7.000%                       01/01/27              266             258,181
Federal National Mortgage Association
  Pool #364731
    7.000%                       12/01/26              162             157,413
Government National Mortgage
  Association Pool #780167
    7.000%                       12/15/24            4,877           4,749,363
                                                                  ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $26,179,035)                                                25,954,935
                                                                  ------------



  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

CORPORATE BONDS -- 20.2%
ELECTRIC -- 1.7%
Pacific Gas & Electric Co.
    7.050%                       03/01/24          $ 1,970        $  1,824,070
Public Service Electric & Gas Co.
    6.500%                       05/01/04            1,000             974,282
                                                                  ------------
                                                                     2,798,352
                                                                  ------------
FINANCE - BANK -- 0.3%
NationsBank Corp.
    7.250%                       10/15/25              590             533,107
                                                                  ------------
FINANCE - NON-BANK -- 7.8%
Capital One Bank
    8.250%                       06/15/05            1,900           1,898,132
Commercial Credit Co.
    7.750%                       03/01/05              210             212,515
EOP Operating LP
    8.375%                       03/15/06            1,225           1,238,947
ERP Operating LP
    7.100%                       06/23/04            2,500           2,433,770
Ford Motor Credit Corp.
    5.800%                       01/12/09              675             588,149
General Motors Acceptance Corp.
    7.625%                       06/15/04              720             720,954
    5.850%                       01/14/09              110              96,360
    7.750%                       01/19/10            1,820           1,810,119
Household Finance Corp.
    6.000%                       05/01/04            1,000             943,170
PaineWebber Group, Inc.
    6.750%                       02/01/06            1,000             930,143
Salomon Smith Barney Holdings, Inc.
    6.500%                       10/15/02              200             196,412
Spieker Properties LP
    6.800%                       05/01/04            1,670           1,601,659
                                                                  ------------
                                                                    12,670,330
                                                                  ------------
INDUSTRIAL -- 5.3%
Cendant Corp.
    7.750%                       12/01/03              825             797,314
Cox Communications, Inc.
    6.800%                       08/01/28            1,890           1,621,115
Ford Motor Co.
    7.500%                       08/01/26              490             458,999
Lockheed Martin Corp.
    7.450%                       06/15/04            1,900           1,887,034
    8.500%                       12/01/29              700             714,724
Mirage Resorts, Inc.
    6.750%                       02/01/08            1,055             932,594
Monsanto Co.
    5.750%                       12/01/05            2,260           2,117,353
                                                                  ------------
                                                                     8,529,133
                                                                  ------------
OIL -- 0.9%
Conoco, Inc.
    6.950%                       04/15/29              245             223,941
Petro Mexicanos Finance, Ltd.
    5.720%                       11/15/03            1,194           1,161,076
                                                                  ------------
                                                                     1,385,017
                                                                  ------------


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

CORPORATE BONDS (CONTINUED)
TELEPHONES -- 3.1%
GTE North, Inc.
    6.400%                       02/15/05          $ 1,265        $  1,213,067
Sprint Capital Corp.
    6.900%                       05/01/19              990             880,918
Vodafone Airtouch P.L.C.
    6.650%                       05/01/08              660             619,042
    7.750%                       02/15/10              650             645,521
Worldcom, Inc.
    8.250%                       05/15/10            1,625           1,666,070
                                                                  ------------
                                                                     5,024,618
                                                                  ------------
TRANSPORTATION -- 1.1%
CSX Corp.
    7.250%                       05/01/27            1,745           1,705,205
Federal Express Corp.
    7.500%                       01/15/18                1               1,296
    6.720%                       01/15/22                3               2,539
                                                                  ------------
                                                                     1,709,040
                                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $33,127,159)                                                32,649,597
                                                                  ------------
SUPRANATIONAL BONDS -- 1.2%
African Development Bank
  (Cost $2,028,363)
    7.750%                       12/15/01            2,000           2,016,594
                                                                  ------------
YANKEE BONDS -- 4.7%
Banco Santiago S.A.
    7.000%                       07/18/07            1,610           1,435,540
Empresa Nacional Electric
    7.750%                       07/15/08            1,700           1,582,414
Korea Development Bank
    7.375%                       09/17/04            1,045           1,018,667
Sanwa Finance Aruba AEC
    8.350%                       07/15/09            1,000             997,462
Sony Corp.
    6.125%                       03/04/03            2,210           2,157,192
United Utilities P.L.C.
    6.450%                       04/01/08              500             446,776
                                                                  ------------
TOTAL YANKEE BONDS
  (Cost $8,045,275)                                                  7,638,051
                                                                  ------------



  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------
U.S. TREASURY OBLIGATIONS -- 8.8%
U.S. TREASURY BONDS -- 1.1%
    8.750%                       08/15/20          $   185        $    237,378
    5.250%                       02/15/29              670             594,625
    6.125%                       08/15/29              850             859,777
                                                                  ------------
                                                                     1,691,780
                                                                  ------------
U.S. TREASURY NOTES -- 3.5%
    7.250%                       08/15/04            2,340           2,418,975
    5.625%                       05/15/08            2,788           2,689,550
    6.500%                       02/15/10              560             578,537
                                                                  ------------
                                                                     5,687,062
                                                                  ------------
U.S. TREASURY STRIPS -- 4.2%
    0.000%                       11/15/04            8,873           6,747,570
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $14,021,747)                                                14,126,412
                                                                  ------------
MUNICIPAL BONDS -- 0.9%
Atlanta, Georgia, Water & Wastewater
  Revenue Bonds Series A
  (Cost $1,402,761)
    5.000%                       11/01/38            1,675           1,441,622
                                                                  ------------

                                                   SHARES
                                                   ------
TEMPORARY INVESTMENTS -- 5.8%
Goldman Sachs Financial Square
  Money Market Portfolio                         4,759,096           4,759,096
Goldman Sachs Institutional Liquid Assets
  Money Market Portfolio                         4,638,913           4,638,913
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $9,398,009)                                                  9,398,009
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $164,698,471)                                             $161,367,682
                                                                  ============

----------------------
(DAGGER) See Note 2a to the Financial Statements.
IO -- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                                                 NUMBER OF         UNREALIZED
                                                 CONTRACTS        APPRECIATION
                                                -----------       ------------
Futures Contracts -- Long Position
  U.S. Treasury Notes, September 2000               160              $2,500
                                                    ===              ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                    BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $164,698,471) ....................  $161,367,682
   Collateral for securities loaned ............................     2,760,268
   Interest receivable .........................................     1,620,127
   Receivable for securities sold ..............................    16,125,549
   Receivable for capital stock sold ...........................       163,438
   Futures margin receivable ...................................        17,500
   Other assets ................................................       337,787
                                                                  ------------
          Total assets .........................................   182,392,351
                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ....................     2,760,268
   Payable for securities purchased ............................    30,235,818
   Payable for capital stock redeemed ..........................       752,747
   Dividends payable ...........................................       772,214
   Accrued expenses ............................................        81,430
                                                                  ------------
          Total liabilities ....................................    34,602,477
                                                                  ------------

NET ASSETS
Applicable to 15,060,341 Institutional Shares,
  386,678 N Shares and 3,005 A Shares of beneficial
  interest outstanding, $.001 par value (Note 7) ...............  $147,789,874
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($144,062,176/15,060,341) ....................................        $ 9.57
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER N SHARE
  ($3,698,953/386,678) .........................................        $ 9.57
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
  ($28,745/3,005) ..............................................        $ 9.57
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($9.57/0.955) (Note 5) .......................................        $10.02
                                                                        ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

AGENCY OBLIGATIONS -- 46.1%
AID-Honduras
   13.000%                       06/01/01          $   346        $    357,511
AID-Peru
    9.980%                       08/01/08            2,890           3,138,166
Federal Farm Credit Bank
    7.170%                       04/25/02            3,500           3,509,835
Federal Home Loan Bank
    4.860%                       10/05/01            2,500           2,439,387
Federal Home Loan Mortgage Corp.
    6.250%                       07/15/04            2,500           2,432,893
    7.010%                       07/11/07              850             825,845
    5.125%                       10/15/08            5,000           4,360,840
    5.750%                       03/15/09            1,000             909,452
    6.750%                       09/15/29            2,000           1,918,430
Federal National Mortgage Association
    5.125%                       02/13/04            3,470           3,262,681
    6.400%                       06/14/04            2,085           2,029,941
    6.510%                       05/06/08            2,000           1,888,356
Private Export Funding Corp.
    7.030%                       10/31/03            1,650           1,650,734
Rowan Cos., Inc.
    6.150%                       07/01/10            3,850           3,600,328
Small Business Administration Participation
  Certificates Series 1995-20J, Class 1
    6.850%                       10/01/15            2,696           2,589,307
Small Business Administration Participation
  Certificates Series 1997-10C, Class 1
    6.950%                       05/01/07            1,114           1,101,953
                                                                  ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $37,024,220)                                                36,015,659
                                                                  ------------
ASSET-BACKED SECURITIES -- 13.4%
Citibank Credit Card Master Trust I
  Series 1998-3, Class A
    5.800%                       02/07/05              525             508,095
Citibank Credit Card Master Trust I
  Series 1999-5, Class A
    6.100%                       05/15/08            1,000             946,000
Contimortgage Home Equity Loan Trust
  Series 1998-2, Class A5
    6.280%                       09/15/16            2,500           2,438,375
Green Tree Home Equity Loan Trust
  Series 1998-A, Class A5 IO
    8.000%                       06/15/29           10,000             471,875
Green Tree Home Equity Loan Trust
  Series 1999-A, Class A3
    5.980%                       04/15/18            2,875           2,820,605
Metris Master Trust Series 1997-1,
  Class A
    6.870%                       10/20/05            2,000           1,991,000
Toyota Auto Receivables Owner Trust
  Series 2000-A, Class A4
    7.210%                       04/15/07            1,346           1,340,532
                                                                  ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $10,737,161)                                                10,516,482
                                                                  ------------


  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.2%
DLJ Mortgage Acceptance Corp.
  Series 1998-A, Class A2
    6.427%                       05/28/28          $ 1,122        $  1,015,878
Federal Home Loan Mortgage Corp.
  Series 150, Class IO
    7.500%                       07/01/23              939             295,507
Federal Home Loan Mortgage Corp.
  Series 202 IO
    6.500%                       04/01/29            1,767             587,090
Federal Home Loan Mortgage Corp.
  Series 1597, Class G PO
    7.912%                       07/15/23            1,018             817,633
Federal Home Loan Mortgage Corp.
  Series 2171, Class B
    6.279%                       06/15/09            3,000           2,764,688
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                       03/25/27            5,973             401,657
Federal National Mortgage Association
  Series 1998-M2, Class CP1 IO
    0.945%                       02/17/02           51,375             706,406
Federal National Mortgage Association
  Series 1998-T1, Class A
    6.604%                       12/28/28            1,934           1,840,429
First Union-Lehman Brothers Commercial
  Series 1997-C2, Class A3
    6.650%                       12/18/07            2,000           1,909,304
Government National Mortgage Association
  Series 1999-2, Class C PO
    4.640%                       12/20/23            2,145           1,567,821
Structured Asset Securities Corp.
  Series 1998-R3, Class A1 IO
    6.100%                       01/15/13            4,231             772,138
                                                                  ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $14,151,863)                                                12,678,551
                                                                  ------------
MORTGAGE-BACKED SECURITIES -- 16.7%
Federal Home Loan Mortgage Corp.
  Pool #865008
    7.929%                       02/01/18               30              30,631
Federal National Mortgage Association
    6.500%                       01/15/30            1,365           1,286,299
Federal National Mortgage Association
  Pool #8217
   11.000%                       12/01/15              801             877,429
Federal National Mortgage Association
  Pool #73738
    6.825%                       11/01/01            3,672           3,644,800
Federal National Mortgage Association
  Pool #303724
    6.000%                       01/01/11            2,164           2,085,816
Federal National Mortgage Association
  Pool #375255
    6.920%                       07/01/04              973             956,767
Government National Mortgage Association
  Pool #8720
    6.500%                       10/20/25              160             159,819

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage Association
  Pool #162989
    9.000%                       05/15/16          $    10        $     10,796
Government National Mortgage Association
  Pool #227125
    9.000%                       07/15/17               15              15,239
Government National Mortgage Association
  Pool #346458
    8.000%                       03/15/23              142             145,565
Government National Mortgage Association
  Pool #352110
    7.000%                       08/15/23            2,045           2,008,170
Government National Mortgage Association
  Pool #780389
    9.000%                       08/15/09            1,730           1,814,419
                                                                  ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $12,003,799)                                                13,035,750
                                                                  ------------
U.S. TREASURY OBLIGATIONS -- 11.1%
U.S. TREASURY BONDS -- 4.1%
    8.750%                       08/15/20            2,500           3,207,813
                                                                  ------------
U.S. TREASURY STRIPS -- 7.0%
    0.000%                       11/15/04            7,209           5,482,163
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $8,865,592)                                                  8,689,976
                                                                  ------------

                                                   SHARES
                                                   ------
TEMPORARY INVESTMENTS -- 1.0%
Goldman Sachs Financial Square
  Treasury Obligation Portfolio
  (Cost $766,205)                                  766,205             766,205
                                                                  ------------
TOTAL INVESTMENTS -- 104.5%
  (Cost $83,548,840)                                                81,702,623
                                                                  ------------




                                                                   VALUE(DAGGER)
                                                                   -------------
OTHER ASSETS AND LIABILITIES -- (4.5%)
Interest receivable and other assets                              $  1,289,942
Receivable for securities sold                                       1,288,216
Receivable for capital stock sold                                      632,580
Payable for securities purchased                                    (2,562,303)
Payable for capital stock redeemed                                  (4,086,278)
Dividends payable                                                      (26,084)
Accrued expenses                                                       (40,630)
                                                                  ------------
                                                                    (3,504,557)
                                                                  ------------
NET ASSETS -- 100.0%
Applicable to 4,673,313 Institutional Shares,
  301,995 N Shares and 2,845 A Shares of
  beneficial interest outstanding,
  $.001 par value (Note 7)                                        $ 78,198,066
                                                                  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  SHARE ($73,409,542/4,673,313)                                         $15.71
                                                                        ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER N SHARE
  ($4,743,834/301,995)                                                  $15.71
                                                                        ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($44,690/2,845)                                     $15.71
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($15.71/0.965) (NOTE 5)                                               $16.28
                                                                        ======

-----------------------
(DAGGER) See Note 2a to the Financial  Statements.
IO - Interest Only Security.
PO - Principal Only Security; interest rate is effective yield.

                                                 NUMBER OF         UNREALIZED
                                                 CONTRACTS        APPRECIATION
                                                 ---------        ------------
Futures Contracts -- Long Position
   U.S. Treasury Notes, September 2000               128             $49,945
                                                     ===             =======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS -- 99.0%
ALABAMA -- 0.8%
University of Alabama Hospital Revenue
  Bonds Series A
    5.100%                       09/01/07          $   500        $    502,045
    5.125%                       09/01/08              500             499,800
    5.200%                       09/01/09              500             498,885
                                                                  ------------
                                                                     1,500,730
                                                                  ------------
ARIZONA -- 11.2%
Arizona Health Facilities Authority, Arizona
  Hospital Systems Revenue Bonds
  (Samaritan Health Services)
    6.250%                       12/01/06            4,000           4,300,280
Glendale, Arizona, General Obligation
  Bonds
    5.000%                       07/01/07            1,110           1,115,184
Glendale, Arizona, Water & Sewer
  Revenue Bonds
    5.500%                       07/01/08            2,700           2,798,766
    5.500%                       07/01/09            5,000           5,182,800
Maricopa County, Arizona, Community
  College District General Obligation
  Bonds Series B
    5.000%                       07/01/13              250             242,792
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                       07/01/16            4,945           5,260,343
Phoenix, Arizona, Civic Plaza Building
  Corporate Excise Tax Revenue Bonds
    6.000%                       07/01/12            1,000           1,045,920
Surprise, Arizona, Municipal Property
  Corporate Excise Tax Revenue Bonds
    5.375%                       07/01/14            1,000             997,560
                                                                  ------------
                                                                    20,943,645
                                                                  ------------
CALIFORNIA -- 1.9%
Sacramento County, California, Sanitation
  District Financing Authority Revenue
  Bonds Series A
    6.000%                       12/01/20            3,450           3,513,894
                                                                  ------------
COLORADO -- 0.3%
Metropolitan Football Stadium District,
  Colorado Sales Tax Capital Appreciation
  Revenue Bonds Series A
    0.000%                       01/01/11              900             512,118
                                                                  ------------
CONNECTICUT -- 1.4%
New Haven, Connecticut, General
  Obligation Bonds Series B
    5.500%                       11/01/12            2,550           2,637,057
                                                                  ------------
DELAWARE -- 2.5%
Delaware River & Bay Authority, Delaware
  Revenue Bonds Series A
    5.700%                       01/01/19            1,000           1,004,170
Delaware State General Obligation Bonds
    6.125%                       04/01/01            3,700           3,748,100
                                                                  ------------
                                                                     4,752,270
                                                                  ------------



 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
FLORIDA -- 4.2%
Inland Protection Financing Corp., Florida
  Special Obligation Revenue Bonds
    5.000%                       07/01/02          $ 2,000        $  2,015,380
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds
  Series 3A
    5.800%                       10/01/18            1,080           1,091,416
Jacksonville, Florida, Electric Authority
  Electric Systems Revenue Bonds
  Subseries D
    5.250%                       10/01/09            1,000           1,007,010
    5.300%                       10/01/10            1,000           1,007,000
    5.375%                       10/01/11            1,720           1,732,281
Miami-Dade County, Florida, Educational
  Facilities Authority Revenue Bonds
  Series A
    5.750%                       04/01/14            1,000           1,036,200
                                                                  ------------
                                                                     7,889,287
                                                                  ------------
GEORGIA -- 3.3%
College Park, Georgia, Business &
  Industrial Development Authority
  Revenue Bonds (Civic Center Project)
    5.125%                       09/01/08              655             659,945
    5.500%                       09/01/09            1,855           1,911,336
Fayette County, Georgia, Public Facilities
  Authority Criminal Justice Center
  Revenue Bonds
    6.000%                       06/01/16            1,500           1,573,560
    6.250%                       06/01/17            1,000           1,063,250
Forsyth County, Georgia, Water & Sewer
  Authority Revenue Bonds
    6.250%                       04/01/18            1,000           1,057,870
                                                                  ------------
                                                                     6,265,961
                                                                  ------------
ILLINOIS -- 1.2%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                       01/01/22            2,265           2,331,591
                                                                  ------------
INDIANA -- 4.5%
Anderson, Indiana, Economic Development
  Revenue Bonds (Anderson University
  Project)
    5.000%                       10/01/07            1,010             962,025
    5.000%                       10/01/08            1,015             960,444
Indiana Health Facility Financing Authority
  Hospital Revenue Bonds (Clarian Health
  Partners) Series A
    6.000%                       02/15/05            3,000           3,089,610
Indiana University Revenue Bonds
  (Student Fee) Series M
    6.000%                       08/01/14            3,170           3,313,601
                                                                  ------------
                                                                     8,325,680
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
KANSAS -- 2.5%
Kansas State Development Finance
  Authority Public Water Supply
  Revenue Bonds
    5.000%                       04/01/08          $ 1,035        $  1,037,556
    5.000%                       04/01/10              765             762,606
    5.125%                       04/01/11            1,860           1,857,563
    5.200%                       04/01/12            1,000             996,440
                                                                  ------------
                                                                     4,654,165
                                                                  ------------
KENTUCKY -- 1.5%
Hartford County, Kentucky, School District
  Financial Corp. School Building Revenue
  Bonds
    5.700%                       06/01/20              550             546,733
Kentucky State Property & Buildings
  Commission Revenue Bonds
  (Project No. 66) Series A
    5.000%                       05/01/04              300             302,466
    5.050%                       05/01/05              400             403,716
    5.100%                       05/01/06              300             302,985
    5.150%                       05/01/07              800             808,184
    5.200%                       05/01/08              525             531,688
                                                                  ------------
                                                                     2,895,772
                                                                  ------------
LOUISIANA -- 0.6%
Mississippi River Bridge Authority,
  Louisiana Revenue Bonds
    6.625%                       11/01/06            1,130           1,194,139
                                                                  ------------
MASSACHUSETTS -- 9.6%
Lowell, Massachusetts, General Obligation
  Bonds
    6.000%                       02/15/14            1,160           1,226,561
    6.000%                       02/15/15            1,070           1,123,982
Massachusetts State General Obligation
  Bonds Series B
    5.500%                       06/01/06            1,500           1,548,675
    6.000%                       06/01/15            2,000           2,086,320
    6.000%                       06/01/16            5,000           5,196,350
Massachusetts State Health & Educational
  Facilities Authority Revenue Bonds
  (Northeastern University) Series D
    7.125%                       10/01/00            1,500           1,539,030
Southbridge, Massachusetts, General
  Obligation Bonds
    6.375%                       01/01/12            1,000           1,043,900
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.000%                       10/01/14            1,000           1,055,930
    6.000%                       10/01/15            2,000           2,098,400
Sterling, Massachusetts, General
  Obligation Bonds
    6.000%                       02/15/18            1,000           1,033,740
                                                                  ------------
                                                                    17,952,888
                                                                  ------------



 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
MICHIGAN -- 8.2%
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital)
  Series A
    5.000%                       11/01/04          $ 1,075        $  1,023,755
Chippewa County, Michigan, Hospital
  Finance Revenue Bonds (Chippewa
  County War Memorial Hospital) Series B
    5.000%                       11/01/04            1,365           1,299,930
Michigan State Building Authority
  Revenue Bonds Series II
    6.750%                       10/01/07            3,000           3,135,690
Michigan State Hospital Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series A
    5.300%                       11/15/33            2,500           2,486,525
Michigan State Hospital Finance Authority
  Revenue Bonds (Ascension Health
  Credit) Series B
    5.375%                       11/15/33            3,630           3,609,055
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.375%                       05/15/19            2,500           1,945,550
Rochester, Michigan, Community School
  District General Obligation Bonds
  Series I
    5.500%                       05/01/07            1,240           1,273,914
University of Michigan, Revenue Bonds
  (Major Capital Project Student Fee B)
    5.700%                       04/01/09              545             559,710
                                                                  ------------
                                                                    15,334,129
                                                                  ------------
MINNESOTA -- 1.7%
St. Cloud, Minnesota, Health Care Revenue
  Bonds (St. Cloud Hospital Obligation
  Group-A)
    5.250%                       05/01/05            1,080           1,095,509
    5.500%                       05/01/15            1,080           1,078,823
    5.750%                       05/01/26            1,000             982,750
                                                                  ------------
                                                                     3,157,082
                                                                  ------------
MISSISSIPPI -- 3.9%
Mississippi River Bridge Authority
  Revenue Bonds
    6.750%                       11/01/12            6,000           6,336,420
Mississippi State General Obligation
  Bonds
    5.000%                       06/01/05            1,000           1,007,300
                                                                  ------------
                                                                     7,343,720
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
MISSOURI -- 1.3%
St. Louis County, Missouri, Pattonville R-3
  School District General Obligation Bonds
    5.500%                       03/01/12          $ 1,240        $  1,276,183
    5.750%                       03/01/17              450             456,768
    5.750%                       03/01/18              655             665,133
                                                                  ------------
                                                                     2,398,084
                                                                  ------------
MONTANA -- 1.6%
Forsyth, Montana, Pollution Control Revenue
  Bonds (Portland General Electric Co.
  Project) Series A
    4.600%                       05/01/33            3,000           2,937,000
                                                                  ------------
NEW HAMPSHIRE -- 0.7%
Manchester, New Hampshire, General
  Airport Revenue Bonds Series A
    4.200%                       01/01/11            1,455           1,300,217
                                                                  ------------
NEW JERSEY -- 2.2%
Essex County, New Jersey, Improvement
  Authority Lease Revenue General
  Obligation Bonds (County Correctional
  Facilities Project)
    5.750%                       10/01/13            2,000           2,076,620
New Jersey State Transportation Trust
  Fund Revenue Bonds (Transit Systems)
  Series A
    5.125%                       06/15/08            1,950           1,972,113
                                                                  ------------
                                                                     4,048,733
                                                                  ------------
NEW YORK -- 8.0%
New York Metropolitan Transportation
  Authority Dedicated Tax Fund Revenue
  Bonds Series A
    6.125%                       04/01/16            3,000           3,167,370
    6.125%                       04/01/17            2,000           2,102,300
New York State Thruway Authority Highway
  & Bridge Trust Fund Revenue Bonds
  Series A
    6.000%                       04/01/14            1,000           1,054,580
    6.000%                       04/01/15            1,000           1,050,970
    6.000%                       04/01/16            1,000           1,053,160
Suffolk County, New York, Longwood
  Central School District General Obligation
  Bonds
    5.625%                       06/15/08            1,080           1,126,634
    5.625%                       06/15/09            1,580           1,649,283
    5.700%                       06/15/14            1,670           1,719,298
    5.700%                       06/15/15            1,895           1,940,272
                                                                  ------------
                                                                    14,863,867
                                                                  ------------



 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA -- 1.5%
Charlotte, North Carolina, Storm Water
  Fee Revenue Bonds
    5.650%                       06/01/14          $ 1,000        $  1,022,820
Iredell County, North Carolina, Public
  Facilities Corp. Installment Revenue
  Bonds (School Projects)
    5.000%                       06/01/11            1,830           1,796,749
                                                                  ------------
                                                                     2,819,569
                                                                  ------------
OHIO -- 10.4%
Butler County, Ohio, Hospital Facility
  Revenue Bonds (Middletown
  Regulatory Hospital Project)
    6.750%                       11/15/10            2,250           2,351,475
Cuyahoga County, Ohio, Hospital Revenue
  Improvement Bonds (Metrohealth
  System Project) Series A
    5.500%                       02/15/12            1,000           1,020,590
    6.150%                       02/15/29            1,620           1,546,630
Franklin County, Ohio, Development
  Revenue Bonds (American Chemical
  Society Project)
    5.500%                       10/01/12            4,600           4,621,022
Hamilton, Ohio, City School District School
  Improvement General Obligation Bonds
  Series A
    6.150%                       12/01/13              200             215,554
Ohio State University General Receipts
  Revenue Bonds Series A
    5.750%                       12/01/13            1,000           1,043,310
    5.750%                       12/01/14            1,000           1,036,350
    6.000%                       12/01/17            1,000           1,037,580
Plain, Ohio, Local School District General
  Obligation Bonds
    6.000%                       12/01/20            5,000           5,147,800
University of Akron, Ohio, General
  Receipts Revenue Bonds
    5.750%                       01/01/12            1,295           1,349,882
                                                                  ------------
                                                                    19,370,193
                                                                  ------------
OKLAHOMA -- 1.2%
Oklahoma State Capital Improvement
  Authority Highway Revenue Bonds
    5.000%                       06/01/04            2,255           2,281,181
                                                                  ------------
PENNSYLVANIA -- 4.4%
Delaware River Port Authority of
  Pennsylvania & New Jersey Revenue
  Bonds
    5.750%                       01/01/15            1,000           1,024,960
    6.000%                       01/01/17            5,500           5,692,885
Pottsville, Pennsylvania, Hospital Authority
  Revenue Bonds (Ascension Health
  Credit) Series A
    5.200%                       11/15/09            1,435           1,440,180
                                                                  ------------
                                                                     8,158,025
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                        INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
PUERTO RICO -- 0.6%
Puerto Rico Municipal Finance Agency
  General Obligation Bonds Series A
    6.000%                       08/01/16          $ 1,000        $  1,057,550
                                                                  ------------
TEXAS -- 2.2%
Houston, Texas, Water & Sewer System
  Revenue Bonds Series D
    6.125%                       12/01/25            2,000           2,016,320
West Central Texas Municipal Water
  District Revenue Bonds, Water
  Transmission Line Contract
    6.750%                       11/01/03            2,000           2,122,600
                                                                  ------------
                                                                     4,138,920
                                                                  ------------
UTAH -- 2.7%
Utah State General Obligation Bonds
    6.000%                       07/01/01            5,000           5,081,150
                                                                  ------------
VIRGINIA -- 0.5%
Virginia State Transportation Board
  Revenue Bonds (Route 28 Project)
    6.000%                       04/01/10            1,000           1,033,260
                                                                  ------------
WASHINGTON -- 1.7%
Snohomish County, Washington, School
  District No. 201 General Obligation
  Bonds
    5.625%                       12/01/07            2,000           2,078,960
Washington State General Obligation
  Bonds Series A
    6.000%                       09/01/15            1,000           1,017,510
                                                                  ------------
                                                                     3,096,470
                                                                  ------------
WISCONSIN -- 0.7%
Hartford, Wisconsin, Sewer System
  Revenue Bonds
    4.750%                       04/01/03            1,225           1,223,983
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $183,110,756)                                              185,012,330
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                   ------         -------------

TEMPORARY INVESTMENTS -- 1.8%
Federated Tax-Free Obligation Fund               1,011,032        $  1,011,032
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio              2,320,759           2,320,759
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,331,791)                                                  3,331,791
                                                                  ------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $186,442,547)                                              188,344,121
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- (0.8%)
Interest receivable and other assets                                 2,282,939
Receivable for securities sold                                       1,482,245
Receivable for capital stock sold                                       74,226
Payable for securities purchased                                    (4,299,811)
Payable for capital stock redeemed                                    (218,621)
Dividends payable                                                     (754,806)
Accrued expenses                                                       (42,896)
                                                                  ------------
                                                                    (1,476,724)
                                                                  ------------
NET ASSETS -- 100.0%
Applicable to 17,962,788 Institutional Shares and
  52,881 N Shares of beneficial interest outstanding,
  $.001 par value (Note 7)                                        $186,867,397
                                                                  ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL SHARE
  ($186,318,870/17,962,788)                                             $10.37
                                                                        ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER N SHARE
  ($548,527/52,881)                                                     $10.37
                                                                        ======

-----------------------
(DAGGER) See Note 2a to the Financial Statements.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS -- 97.7%
ALABAMA -- 0.5%
University of Alabama Hospital Revenue
  Bonds Series A
    5.625%                       09/01/16          $   500        $    501,395
                                                                  ------------
ARIZONA -- 4.2%
Maricopa County, Arizona, Industrial
  Development Authority Multi-Family
  Housing Revenue Bonds (Advantage
  Electric Projects) Series A
    6.500%                       07/01/16            1,900           2,060,151
Phoenix, Arizona, Civic Improvement Corp.
  Wastewater Systems Revenue Bonds
    6.250%                       07/01/16            2,000           2,127,540
                                                                  ------------
                                                                     4,187,691
                                                                  ------------
COLORADO -- 6.7%
Colorado Water Reserve Power
  Development Authority Clean Water
  Revenue Bonds Series A
    6.250%                       09/01/16            1,000           1,062,470
Pueblo, Colorado, Board of Waterworks
  Water Improvement Revenue Bonds
  Series A
    6.000%                       11/01/17            2,370           2,452,713
Pueblo County, Colorado, School District
  No. 070 Pueblo Rural General
  Obligation Bonds
    6.000%                       12/01/18            3,170           3,268,524
                                                                  ------------
                                                                     6,783,707
                                                                  ------------
DELAWARE -- 1.3%
Delaware River & Bay Authority,
  Delaware Revenue Bonds Series A
    5.750%                       01/01/29            1,250           1,252,075
                                                                  ------------
FLORIDA -- 1.1%
Miami-Dade County, Florida, Expressway
  Authority Toll System Revenue Bonds
    6.000%                       07/01/14            1,000           1,055,160
                                                                  ------------
GEORGIA -- 4.1%
Atlanta, Georgia, Airport Revenue Bonds
  Series A
    5.500%                       01/01/22            1,000             976,600
Fayette County, Georgia, Public Facilities
  Authority Criminal Justice Center
  Revenue Bonds
    6.250%                       06/01/18            1,000           1,058,530
Forsyth County, Georgia, School District
  General Obligation Bonds
    6.000%                       02/01/14            1,000           1,060,810
    6.000%                       02/01/15            1,000           1,058,140
                                                                  ------------
                                                                     4,154,080
                                                                  ------------



 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS -- 12.7%
Chicago, Illinois, General Obligation Bonds
  (Neighborhoods Alive 21)
    6.125%                       01/01/22          $ 2,000        $  2,058,800
Chicago, Illinois, General Obligation Bonds
  Series A
    6.000%                       01/01/19            1,535           1,572,208
    6.000%                       01/01/20            1,000           1,021,780
Illinois State General Obligation Bonds
    6.125%                       01/01/16            5,000           5,224,750
Illinois State Sales Tax Revenue Bonds
  Series V
    6.375%                       06/15/20            1,000           1,036,470
University of Illinois, University Auxiliary
  Facilities Systems Revenue Bonds
  Series A
    6.000%                       04/01/16            1,870           1,931,074
                                                                  ------------
                                                                    12,845,082
                                                                  ------------
KENTUCKY -- 1.0%
Kentucky State Property & Buildings
  Commission Revenue Bonds
  (Project No. 65)
    6.000%                       02/01/14            1,000           1,047,380
                                                                  ------------
MASSACHUSETTS -- 13.2%
Brockton, Massachusetts, General
  Obligation Bonds
    5.750%                       06/01/16              840             858,110
    6.000%                       06/01/19            1,000           1,028,220
Holden, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.000%                       03/01/16            1,000           1,042,510
Massachusetts State Consumer Loan
  General Obligation Bonds Series B
    6.000%                       06/01/14            3,000           3,143,520
Massachusetts State Development
  Finance Agency Revenue Bonds
  (Higher Education Smith College Issue)
    5.750%                       07/01/23            1,000             994,940
Massachusetts State Port Authority
  Revenue Bonds Series C
    6.125%                       07/01/17            1,000           1,043,620
Springfield, Massachusetts, General
  Obligation Bonds (Municipal Purposes
  Loan)
    6.250%                       10/01/19            5,000           5,250,300
                                                                  ------------
                                                                    13,361,220
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
MICHIGAN -- 5.0%
Michigan State Hospital Finance Authority
  Revenue Bonds (Chelsea Community
  Hospital)
    5.000%                       05/15/12          $ 2,380        $  2,026,998
Oakland County, Michigan, Economic
  Development Corp. Limited Obligation
  Revenue Bonds (Cranbrook Educational
  Community) Series C
    6.900%                       11/01/14            2,725           2,988,889
                                                                  ------------
                                                                     5,015,887
                                                                  ------------
MINNESOTA -- 3.7%
St. Cloud, Minnesota, Health Care Revenue
  Bonds (St. Cloud Hospital Obligation
  Group-A)
    6.250%                       05/01/19            3,530           3,679,531
                                                                  ------------
NEW YORK -- 5.7%
New York City, New York, General
  Obligation Bonds Series A
    6.500%                       05/15/17            5,000           5,338,500
New York City, New York, General
  Obligation Bonds Series B VR
    4.750%                       07/03/00              455             455,000
                                                                  ------------
                                                                     5,793,500
                                                                  ------------
NORTH CAROLINA -- 5.5%
Charlotte, North Carolina, Storm Water
  Fee Revenue Bonds
    6.000%                       06/01/20            3,175           3,322,130
Iredell County, North Carolina, Public
  Facilities Corp. Installment Revenue
  Bonds
    6.000%                       06/01/15            2,180           2,273,805
                                                                  ------------
                                                                     5,595,935
                                                                  ------------
OHIO -- 13.2%
Akron, Ohio, General Obligation Bonds
    6.500%                       11/01/15              865             957,486
Avon Lake, Ohio, City School District
  General Obligation Bonds
    5.750%                       12/01/14            1,000           1,037,220
Cuyahoga County, Ohio, Hospital Revenue
  Improvement Bonds (Metrohealth
  System Project) Series A
    6.150%                       02/15/29            5,000           4,773,550
Marysville, Ohio, General Obligation Bonds
    6.000%                       12/01/29            1,000           1,020,630
Ohio State University General Receipts
  Revenue Bonds Series A
    5.750%                       12/01/19              550             551,793



 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Plain, Ohio, Local School District
  General Obligation Bonds
    6.000%                       12/01/25          $ 1,500        $  1,528,950
University of Akron, Ohio General
  Receipts Revenue Bonds
    6.000%                       01/01/15            2,235           2,337,631
    6.000%                       01/01/16            1,110           1,154,666
                                                                  ------------
                                                                    13,361,926
                                                                  ------------
OREGON -- 1.0%
Linn County, Oregon, Community School
  District General Obligation Bonds
    6.125%                       06/15/25            1,000           1,031,110
                                                                  ------------
PENNSYLVANIA -- 1.1%
Erie, Pennsylvania, School District
  General Obligation Bonds
    5.800%                       09/01/29            1,150           1,148,390
                                                                  ------------
RHODE ISLAND -- 1.6%
Cranston, Rhode Island, General
  Obligation Bonds
    6.375%                       11/15/14              500             540,740
    6.375%                       11/15/17            1,000           1,065,490
                                                                  ------------
                                                                     1,606,230
                                                                  ------------
TENNESSEE -- 1.2%
White House Utility District, Tennessee,
  Robertson & Sumner Counties Water
  Revenue Bonds
    6.000%                       01/01/26            1,000           1,014,420
Williamson County, Tennessee, Rural
  Schools General Obligation Bonds
    5.875%                       03/01/19              200             202,554
                                                                  ------------
                                                                     1,216,974
                                                                  ------------
TEXAS -- 8.4%
Birdville, Texas, Independent School
  District General Obligation Bonds
    6.000%                       02/15/21            2,135           2,170,676
Leander, Texas, Independent School
  District General Obligation Bonds
    0.000%                       08/15/24            5,000           1,049,850
Lewisville, Texas, Independent School
  District Refunding General Obligation
  Bonds
    5.750%                       08/15/15            1,000           1,021,250
    6.000%                       08/15/17            3,130           3,224,902
Northside, Texas, Independent School
  District General Obligation Bonds
    6.000%                       08/15/14            1,000           1,046,200
                                                                  ------------
                                                                     8,512,878
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------
 ANNUALIZED                                          PAR
 YIELD/RATE                      MATURITY           (000)         VALUE(DAGGER)
 ----------                      --------          -------        -------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA -- 6.5%
Henrico County, Virginia, Economic
  Development Authority Public Facilities
  Lease Revenue Bonds (Regional Jail
  Project)
    6.000%                       11/01/16          $ 1,000        $  1,047,640
    6.125%                       11/01/17            2,405           2,532,249
Norfolk, Virginia, Water Revenue Bonds
    5.875%                       11/01/15            1,900           1,950,331
Virginia State Reservoir Authority
  Clean Water Revenue Bonds (State
  Revolving Fund)
    6.000%                       10/01/17            1,000           1,039,430
                                                                  ------------
                                                                     6,569,650
                                                                  ------------
TOTAL MUNICIPAL BONDS
  (Cost $96,811,622)                                                98,719,801
                                                                  ------------

                                                  SHARES
                                                 --------
TEMPORARY INVESTMENTS -- 4.5%
Federated Tax-Free Obligation Fund                 269,139             269,139
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio              4,298,247           4,298,247
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $4,567,386)                                                  4,567,386
                                                                  ------------
TOTAL INVESTMENTS -- 102.2%
  (Cost $101,379,008)                                              103,287,187
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- (2.2%)
Interest receivable and other assets                                 1,498,717
Receivable for securities sold                                         709,052
Receivable for capital stock sold                                      113,534
Payable for securities purchased                                    (4,003,988)
Payable for capital stock redeemed                                     (71,950)
Dividends payable                                                     (455,335)
Accrued expenses                                                       (31,766)
                                                                  ------------
                                                                    (2,241,736)
                                                                  ------------
NET ASSETS -- 100.0%
Applicable to 10,154,386 Institutional Shares
  and 87,258 N Shares of beneficial interest
  outstanding, $.001 par value (Note 7)                           $101,045,451
                                                                  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  SHARE ($100,184,517/10,154,386)                                        $9.87
                                                                         =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER N SHARE
  ($860,934/87,258)                                                      $9.87
                                                                         =====

---------------------
(DAGGER) See Note 2a to the Financial Statements.
VR -- Variable rate demand note; interest rate in effect on 06/30/00. Maturity date is the later of the next interest rate change or exercise of the demand feature.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 14.3%
BUSINESS SERVICES -- 2.2%
Oracle Corp.*                                       13,500         $ 1,134,000
                                                                   -----------
CHEMICALS -- 2.0%
Corning, Inc.                                        3,865           1,043,067
                                                                   -----------
ELECTRONICS -- 4.6%
EchoStar Communications Corp.*                      19,500             645,937
Gilat Satellite Networks, Ltd.*                      6,904             478,965
Rambus, Inc.*                                        8,000             824,000
RF Micro Devices, Inc.*                              5,000             437,500
Sensormatic Electronics Corp.*                         767              12,136
Sensormatic Electronics Corp.*                       2,513                   0
                                                                   -----------
                                                                     2,398,538
                                                                   -----------
MISCELLANEOUS FINANCE -- 0.4%
Healthcare Financial Partners, Inc.,
  Series 144A* (Unit consisting of
  1 common share and 0.4 warrants)                  10,905             218,100
                                                                   -----------
OFFICE EQUIPMENT -- 4.4%
Comverse Technology, Inc.*                           5,000             465,000
EMC Corp.*                                          16,000           1,231,000
Hewlett Packard Co.                                  5,000             624,375
                                                                   -----------
                                                                     2,320,375
                                                                   -----------
TELEPHONES -- 0.7%
Leap Wireless International, Inc.*                     757              35,532
Qualcomm, Inc.*                                      5,224             313,113
                                                                   -----------
                                                                       348,645
                                                                   -----------
TOTAL COMMON STOCK
  (Cost $5,006,313)                                                  7,462,725
                                                                   -----------
CONVERTIBLE PREFERRED STOCK -- 32.6%
AUTO RELATED -- 0.3%
Fleetwood Capital Trust, 6.000%, 02/15/28,
  Series 144A                                        5,000             145,625
                                                                   -----------
BANKS -- 0.7%
National Australia Bank, Ltd., 7.875%,
  Series UNIT                                       13,500             382,219
                                                                   -----------
BUSINESS SERVICES -- 0.2%
Central Parking Finance Trust, 7.875%,
  Series 144A                                       10,000             135,000
                                                                   -----------
CONSTRUCTION -- 1.1%
Kaufman & Broad Home Corp.,
    8.250%, 08/16/01                                32,200             209,300
Owens Corning Capital LLC,
    6.500%, 05/10/25, Series 144A                   14,700             350,962
                                                                   -----------
                                                                       560,262
                                                                   -----------
CONTAINERS -- 1.4%
Owens - Illinois, Inc., 4.750%                      15,000             333,750
Sealed Air Corp., $2.00, 04/01/18, Series A          7,500             379,687
                                                                   -----------
                                                                       713,437
                                                                   -----------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

CONVERTIBLE PREFERRED STOCK (CONTINUED)
ELECTRICAL -- 0.5%
AES Trust VII, 6.000%, 05/15/08, Series 144A         5,000         $   293,125
                                                                   -----------
ELECTRIC & GAS -- 3.3%
Houston Industries, Inc., 7.000%, 07/01/00          10,500           1,318,934
TXU Corp. Income Prides, 9.250%, 08/16/01           10,000             388,750
                                                                   -----------
                                                                     1,707,684
                                                                   -----------
ELECTRONICS -- 3.1%
Amdocs, Ltd., 6.750%, 09/11/02                      10,000             631,250
Global Crossing, Ltd., 6.750%, 04/15/12              1,000             222,375
Loral Space & Communications, Ltd.,
  6.000%, 02/15/07, Series 144A                      6,000             133,500
Merrill Lynch & Co., Inc., 7.875%, 02/01/01,
  Series "CBR" STRYPES                               4,750             141,906
Network Plus Corp., 7.500%, 04/01/12                 8,000             247,000
Sensormatic Electronics Corp., 6.500%,
  Series 144A*                                      10,000             238,750
                                                                   -----------
                                                                     1,614,781
                                                                   -----------
ENERGY SERVICES -- 2.0%
Calpine Capital Trust, 5.750%, 11/01/04              5,000             596,875
Hanover Compressor Co. Capital Trust,
  7.250%, 12/15/29, Series 144A                      4,000             443,500
                                                                   -----------
                                                                     1,040,375
                                                                   -----------
FOOD & BEVERAGES -- 0.4%
Suiza Capital Trust II, 5.500%, 04/01/28,
  Series 144A                                        5,000             189,375
                                                                   -----------
FOREST PRODUCTS & PAPER -- 1.0%
Georgia-Pacific PEPS, 7.500%, 08/16/04              10,000             320,000
International Paper Capital Trust, 5.250%            5,000             188,125
                                                                   -----------
                                                                       508,125
                                                                   -----------
HEALTH CARE SERVICES -- 1.4%
Hybridon, Inc., 6.500%, 04/01/04, Series A           2,925              51,187
Laboratory Corp. of America,
  8.500%, 06/30/12, Series A                         5,000             701,250
                                                                   -----------
                                                                       752,437
                                                                   -----------
HOTELS & RESTAURANTS -- 1.4%
Felcor Lodging Trust, Inc., $1.95, Series A         15,000             255,000
Innkeepers USA Trust, 8.625%, Series A              30,000             495,000
                                                                   -----------
                                                                       750,000
                                                                   -----------
INSURANCE -- 1.7%
Conseco Finance Trust IV, 7.000%, 02/16/01,
  Series F                                          15,000             195,000
Metlife Capital Trust I, 8.000%, 05/15/03           10,000             691,875
                                                                   -----------
                                                                       886,875
                                                                   -----------
MACHINERY & EQUIPMENT -- 1.4%
Calpine Capital Trust, 5.500%, 02/01/05,
  Series 144A                                       10,000             722,500
                                                                   -----------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                 SHARES           VALUE(DAGGER)
                                                --------          -------------

CONVERTIBLE PREFERRED STOCK (CONTINUED)
MEDIA -- 1.4%
Cox Communications, Inc., 7.000%, 08/16/02           5,500         $   337,906
Merrill Lynch & Co., Inc., 6.250%, 07/01/01,
  Series "I.G.L." STRYPES                           16,800             255,150
NBC Internet, Inc. 7.250%, 02/15/03                  6,000             139,500
                                                                   -----------
                                                                       732,556
                                                                   -----------
MISCELLANEOUS FINANCE -- 2.9%
Crescent Real Estate Equities Co., 6.750%,
  Series A                                          10,000             155,000
Equity Residential Properties Trust, 7.250%,
  Series G                                          20,000             450,000
Reckson Associates Realty Corp., 7.625%,
  Series A                                          13,000             288,437
Rouse Co., $3.00, Series B                          15,000             536,250
U.S. Restaurant Properties, Inc., 7.720%,
  Series A                                          10,000              99,375
                                                                   -----------
                                                                     1,529,062
                                                                   -----------
OFFICE EQUIPMENT -- 0.7%
Morgan Stanley Dean Witter & Co., 05/30/01
  "SUNW" Reset PERQS                                40,000             350,000
                                                                   -----------
OIL & GAS -- 2.5%
Enron Corp., 7.000%, 07/31/02                       12,500             385,937
Weatherford International, Inc.,
  5.000%, 11/01/27, Series 144A                     20,000             920,000
                                                                   -----------
                                                                     1,305,937
                                                                   -----------
RAILROADS -- 0.7%
Union Pacific Capital Trust, 6.250%, 04/01/28,
  Series 144A                                       10,000             390,000
                                                                   -----------
TELEPHONES -- 4.5%
RSL Communications, Ltd., 7.500%, 02/01/12,
  Series 144A                                       10,000             332,500
Salomon Smith Barney Holdings, Inc.,
  6.250%, 02/01/01, Series CSN                       9,800           1,275,225
Titan Capital Trust, 5.750%, 02/15/05,
  Series 144A                                       14,000             735,000
                                                                   -----------
                                                                     2,342,725
                                                                   -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $18,401,757)                                                17,052,100
                                                                   -----------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

CONVERTIBLE CORPORATE BONDS -- 53.1%
BANKS -- 0.4%
Bankatlantic Bancorp, Inc.
    5.625%                       12/01/07          $   293             192,647
                                                                   -----------
BUSINESS SERVICES -- 5.7%
BEA Systems, Inc.
    4.000%                       12/15/06              350             545,563
Berkshire Hathaway, Inc.
    1.000%                       12/02/01              250             685,000




  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

CONVERTIBLE CORPORATE BONDS (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Critical Path, Inc., Series 144A
    5.750%                       04/01/05          $   200        $    163,750
Veritas Software Corp.
    1.856%                       08/13/06              500           1,592,500
                                                                   -----------
                                                                     2,986,813
                                                                   -----------
DRUGS -- 3.7%
Atrix Laboratories, Inc.
    7.000%                       12/01/04              500             396,875
Human Genome Sciences, Inc., Series 144A
    5.000%                       02/01/07              375             495,469
    3.750%                       03/15/07              500             413,750
IVAX Corp., Series 144A
    5.500%                       05/15/07              500             646,875
                                                                   -----------
                                                                     1,952,969
                                                                   -----------
ENERGY SERVICES -- 0.2%
Transocean Sedco Forex, Inc.
    0.000%                       05/24/20              200             120,000
                                                                   -----------
ELECTRICAL -- 0.5%
Brightpoint Lyons, Inc., Series 144A
    0.000%                       03/11/18              750             255,937
                                                                   -----------
ELECTRONICS -- 22.6%
ACT Manufacturing, Inc., Series 144A
    7.000%                       04/15/07              250             312,500
Activision, Inc.
    6.750%                       01/01/05              500             325,000
Atmel Corp., Series 144A
    0.000%                       04/15/18            1,000           1,050,630
Candescent Technologies Corp., Series 144A
    7.000%                       05/01/03              300             229,500
Conexant Systems, Inc., Series 144A
    4.000%                       02/01/07              500             393,125
Cypress Semiconductor Corp.
    4.000%                       02/01/05              750             875,625
Digital Island, Inc.
    6.000%                       02/15/05              250             178,438
Exodus Communications, Inc.
    4.750%                       07/15/08              500             726,875
Juniper Networks, Inc.
    4.750%                       03/15/07            1,350           1,500,188
Kent Electronics Corp.
    4.500%                       09/01/04              475             424,531
LSI Logic Corp.
    4.000%                       02/15/05              750             797,813
Mascotech, Inc.
    4.500%                       12/15/03              500             375,625
Mercury Interactive Corp., Series 144A
    4.750%                       07/01/07              500             540,625
Quantum Corp.
    7.000%                       08/01/04              225             178,031
Rational Software Corp., Series 144A
    5.000%                       02/01/07              500             743,125
Redback Networks, Inc., Series 144A
    5.000%                       04/01/07              500             573,125

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

CONVERTIBLE CORPORATE BONDS (CONTINUED)
ELECTRONICS (CONTINUED)
Siebel Systems, Inc.
    5.500%                       09/15/06          $   300        $  1,080,375
Solectron Corp., Series 144A
    0.000%                       01/27/19            1,650           1,124,063
Technomatix Technologies, Ltd., Series 144A
    5.250%                       08/15/04              630             413,438
                                                                   -----------
                                                                    11,842,632
                                                                   -----------
HEALTH CARE SERVICES -- 3.1%
Alza Corp.
    5.000%                       05/01/06              490             773,588
COR Therapeutics, Inc., Series 144A
    5.000%                       03/01/07              300             400,875
NCS Healthcare, Inc., Series 144A
    5.750%                       08/15/04              250              83,125
Wellpoint Health Networks, Inc.
    0.000%                       07/02/19              500             348,750
                                                                   -----------
                                                                     1,606,338
                                                                   -----------
HOTELS & RESTAURANTS -- 0.1%
Capstar Hotel Corp.
    4.750%                       10/15/04              100              77,875
                                                                   -----------
INSURANCE -- 3.5%
American International Group, Inc.
    2.250%                       07/30/04              975           1,634,344
Loews Corp.
    3.125%                       09/15/07              250             209,375
                                                                   -----------
                                                                     1,843,719
                                                                   -----------
MACHINERY & EQUIPMENT -- 0.4%
Advanced Energy Industries, Inc.
    5.250%                       11/15/06               50              67,188
Friede Goldman Halter, Inc., Series 144A
    4.500%                       09/15/04              200             121,250
                                                                   -----------
                                                                       188,438
                                                                    -----------
MEDIA -- 1.8%
Omnicom Group, Inc.
    4.250%                       01/03/07              330             926,888
                                                                   -----------
MISCELLANEOUS FINANCE -- 1.4%
Goldman Sachs Group, Inc.
    2.000%                       07/01/06              500             456,250
    0.250%                       03/22/07              250             277,188
                                                                   -----------
                                                                       733,438
                                                                   -----------
OFFICE EQUIPMENT -- 0.5%
Citrix Systems, Inc., Series 144A
    0.000%                       03/22/19              200              72,500
Efficient Networks, Inc., Series 144A
    5.000%                       03/15/05              250             181,563
                                                                   -----------
                                                                       254,063
                                                                   -----------



  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

CONVERTIBLE CORPORATE BONDS (CONTINUED)
OIL & GAS -- 2.0%
Devon Energy Corp.
    4.900%                       08/15/08          $   500        $    483,750
Kerr-McGee Corp.
    5.250%                       02/15/10              500             577,500
                                                                   -----------
                                                                     1,061,250
                                                                   -----------
POLLUTION CONTROL -- 0.9%
Waste Management, Inc.
    4.000%                       02/01/02              500             466,250
                                                                   -----------
TELEPHONES -- 6.3%
Allied Riser Communications Corp.,
  Series 144A
    7.500%                       06/15/07              300             305,250
Clear Channel Communications, Inc.
    2.625%                       04/01/03              500             646,875
Level 3 Communications, Inc.
    6.000%                       09/15/09              300             446,625
    6.000%                       03/15/10              500             452,500
Nextel Communications, Inc., Series 144A
    5.250%                       01/15/10              500             523,125
Tel-Save Holdings, Inc., Series 144A
    5.000%                       12/15/04              500             333,750
U.S. Cellular Corp.
    0.000%                       06/13/15            1,000             597,500
                                                                   -----------
                                                                     3,305,625
                                                                   -----------
TOTAL CONVERTIBLE CORPORATE BONDS
  (Cost $23,275,610)                                                27,814,882
                                                                   -----------

                                                   SHARES
                                                  --------
RIGHTS & WARRANTS -- 0.0%
Hybridon, Inc. Class A                              17,206               3,011
Intermedia Communications, Inc.,
  Series 144A*                                         811                   0
                                                                   -----------
TOTAL RIGHTS & WARRANTS
  (Cost $0)                                                              3,011
                                                                   -----------
TEMPORARY INVESTMENTS -- 0.0%
Dreyfus Cash Management Plus #719                       95                  95
Goldman Sachs Financial Square
  Money Market Portfolio                                47                  47
J.P. Morgan Institutional Prime
  Money Market Portfolio                                34                  34
                                                                   -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $176)                                                              176
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $46,683,856)                                               $52,332,894
                                                                   ===========

--------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
PEPS -- Preferred Equity Participation Stock.
PERQS -- Perfomance Equity-Linked Redemption Quarterly-pay Securities. STRYPES -- Structured Yield Product Exchangeable for Stock.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           CONVERTIBLE SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $46,683,856) .....................   $52,332,894
   Collateral for securities loaned ............................     3,615,260
   Receivable for securities sold ..............................       851,535
   Dividends receivable ........................................        59,517
   Interest receivable .........................................       284,231
   Receivable for capital stock sold ...........................         2,052
   Other assets ................................................        23,563
                                                                   -----------
          Total assets .........................................    57,169,052
                                                                   -----------

LIABILITIES
   Payable upon return of securities loaned ....................     3,615,260
   Payable for securities purchased ............................       500,000
   Payable for capital stock redeemed ..........................        86,888
   Accrued expenses ............................................        45,298
                                                                   -----------
          Total liabilities ....................................     4,247,446
                                                                   -----------

NET ASSETS
Applicable to 1,728,714 Institutional Shares, 11,524
  N Shares and 648 A Shares of beneficial interest
  outstanding, $.001 par value (Note 7) ........................   $52,921,606
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($52,551,698/1,728,714) ......................................        $30.40
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
  ($350,222/11,524) ............................................        $30.39
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
  ($19,686/648) ................................................        $30.38
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($30.38/0.955) (Note 5) ......................................        $31.81
                                                                        ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 99.1%
AEROSPACE -- 5.1%
B.F. Goodrich Co.                                  118,500        $  4,036,406
Litton Industries, Inc.*                           235,575           9,894,150
Lockheed Martin Corp.                              369,400           9,165,737
United Technologies Corp.                           39,400           2,319,675
                                                                  ------------
                                                                    25,415,968
                                                                  ------------
AIR TRANSPORT -- 0.9%
Delta Air Lines, Inc.                               33,700           1,703,956
UAL Corp.                                           52,000           3,025,750
                                                                  ------------
                                                                     4,729,706
                                                                  ------------
ALCOHOLIC BEVERAGES & TOBACCO-- 0.8%
Anheuser-Busch Cos., Inc.                           56,000           4,182,500
                                                                  ------------
AUTO RELATED -- 0.1%
Visteon Corp.*                                      23,476             284,650
                                                                  ------------
AUTOS -- 2.8%
Ford Motor Co.                                     179,300           7,709,900
General Motors Corp.                               109,400           6,352,037
                                                                  ------------
                                                                    14,061,937
                                                                  ------------
BANKS -- 5.8%
Bank of New York Co., Inc.                         200,300           9,313,950
Citigroup, Inc.                                    112,000           6,748,000
Southtrust Corp.                                   167,150           3,781,769
Wells Fargo Co.                                    227,900           8,831,125
                                                                  ------------
                                                                    28,674,844
                                                                  ------------
BUSINESS SERVICES -- 9.0%
Automatic Data Processing, Inc.                    223,500          11,971,219
DeVry, Inc.*                                        99,800           2,638,462
Electronic Data Systems Corp.                      175,700           7,247,625
Fiserv, Inc.*                                      108,600           4,696,950
Oracle Corp.*                                       91,800           7,711,200
Reynolds & Reynolds Co. Class A                    201,200           3,671,900
Viad Corp.                                         243,000           6,621,750
                                                                  ------------
                                                                    44,559,106
                                                                  ------------
CASINOS -- 1.4%
Mandalay Resort Group*                             354,500           7,090,000
                                                                  ------------
CHEMICALS -- 1.6%
F.M.C. Corp.*                                       88,200           5,115,600
W.R. Grace & Co.*                                  252,600           3,062,775
                                                                  ------------
                                                                     8,178,375
                                                                  ------------
CONSTRUCTION -- 1.5%
Centex Corp.                                       156,700           3,682,450
Sherwin Williams Co.                               175,100           3,709,931
                                                                  ------------
                                                                     7,392,381
                                                                  ------------
CONTAINERS -- 0.7%
Crown Cork & Seal Co., Inc.                         94,300           1,414,500
Owens-Illinois, Inc.*                              156,700           1,831,431
                                                                  ------------
                                                                     3,245,931
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
DRUGS -- 4.8%
Bristol-Myers Squibb Co.                            19,400        $  1,130,050
Merck & Co., Inc.                                  129,800           9,945,925
Pfizer, Inc.                                       267,050          12,818,400
                                                                  ------------
                                                                    23,894,375
                                                                  ------------
ELECTRIC & GAS -- 3.7%
Energy East Corp.                                  343,500           6,547,969
Reliant Energy, Inc.                               399,900          11,822,044
                                                                  ------------
                                                                    18,370,013
                                                                  ------------
ELECTRONICS -- 6.9%
Agilent Technologies, Inc.*                         13,001             958,824
Arrow Electronics, Inc.*                            69,300           2,148,300
Intel Corp.                                        134,900          18,026,012
Tellabs, Inc.*                                      43,400           2,970,187
Texas Instruments, Inc.                             59,600           4,093,775
Vishay Intertechnology, Inc.*                      165,150           6,265,378
                                                                  ------------
                                                                    34,462,476
                                                                  ------------
FOOD & BEVERAGES -- 1.4%
Smithfield Foods, Inc.*                            242,200           6,796,737
                                                                  ------------
FOREST PRODUCTS & PAPER -- 1.4%
Boise Cascade Corp.                                104,600           2,706,525
Georgia Pacific Corp.                              161,500           4,239,375
                                                                  ------------
                                                                     6,945,900
                                                                  ------------
HEALTH CARE SERVICES -- 3.2%
Beckman Coulter, Inc.                               58,400           3,409,100
St. Jude Medical, Inc.*                            129,500           5,940,812
Wellpoint Health Networks, Inc.*                    90,700           6,570,081
                                                                  ------------
                                                                    15,919,993
                                                                  ------------
HOTELS & RESTAURANTS -- 3.1%
Brinker International, Inc.*                        89,200           2,609,100
Darden Restaurants, Inc.                           413,525           6,719,781
Outback Steakhouse, Inc.*                          213,200           6,236,100
                                                                  ------------
                                                                    15,564,981
                                                                  ------------
INSURANCE -- 2.0%
AXA Financial, Inc.                                293,900           9,992,600
                                                                  ------------
MACHINERY & EQUIPMENT -- 0.8%
Applied Materials, Inc.*                            45,700           4,141,562
                                                                  ------------
MEDIA -- 0.6%
Walt Disney Co.                                     76,100           2,953,631
                                                                  ------------
MISCELLANEOUS FINANCE -- 6.9%
American Express Co.                                91,100           4,748,588
Lehman Brothers Holdings, Inc.                     134,000          12,671,375
Morgan Stanley Dean Witter & Co.                   117,700           9,798,525
PaineWebber Group, Inc.                            156,600           7,125,300
                                                                  ------------
                                                                    34,343,788
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
OFFICE EQUIPMENT -- 8.1%
Adobe Systems, Inc.                                 51,600        $  6,701,550
Apple Computer, Inc.*                               70,400           3,682,800
Compaq Computer Corp.                               87,800           2,244,388
Dell Computer Corp.*                               110,300           5,439,169
Hewlett Packard Co.                                 47,400           5,919,075
International Business Machines Corp.              147,100          16,116,644
                                                                  ------------
                                                                    40,103,626
                                                                  ------------
OIL & GAS -- 9.8%
Coastal Corp.                                      324,200          19,735,675
Conoco, Inc. Class B                               572,300          14,057,119
Texaco, Inc.                                        59,300           3,157,725
USX-Marathon Group, Inc.                           472,200          11,834,513
                                                                  ------------
                                                                    48,785,032
                                                                  ------------
POLLUTION CONTROL -- 0.8%
Republic Services, Inc.*                           260,100           4,161,600
                                                                  ------------
RAILROADS -- 0.5%
Canadian Pacific, Ltd.                              99,200           2,597,800
                                                                  ------------
RETAIL -- 5.1%
BJ's Wholesale Club, Inc.*                         167,500           5,527,500
Federated Department Stores, Inc.*                  89,100           3,007,125
Intimate Brands, Inc. Class A                      315,500           6,231,125
Limited, Inc.                                      216,700           4,686,138
Ross Stores, Inc.                                  183,400           3,117,800
Target Corp.                                        44,600           2,586,800
                                                                  ------------
                                                                    25,156,488
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
RETAIL - FOOD -- 2.2%
Supervalu, Inc.                                    272,100        $  5,186,906
Sysco Corp.                                        132,300           5,573,138
                                                                  ------------
                                                                    10,760,044
                                                                  ------------
TELEPHONES -- 7.6%
ADC Telecommunications, Inc.*                      197,800          16,578,113
BellSouth Corp.                                    172,200           7,340,025
GTE Corp.                                           78,700           4,899,075
Sprint Corp. (FON Group)                            66,000           3,366,000
Worldcom, Inc.*                                    127,200           5,835,300
                                                                  ------------
                                                                    38,018,513
                                                                  ------------
TRUCKING -- 0.5%
CNF Transportation, Inc.                            99,900           2,272,725
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $434,219,541)                                              493,057,282
                                                                  ------------
TEMPORARY INVESTMENTS -- 0.9%
Dreyfus Cash Management Plus #719                1,267,618           1,267,618
Goldman Sachs Financial Square
  Money Market Portfolio                         1,220,237           1,220,237
J.P. Morgan Institutional Prime
  Money Market Portfolio                         2,060,831           2,060,831
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $4,548,686)                                                  4,548,686
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $438,768,227)                                             $497,605,968
                                                                  ============

-------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $438,768,227) ...................   $497,605,968
   Collateral for securities loaned ...........................     26,391,300
   Dividends receivable .......................................        291,875
   Interest receivable ........................................         29,584
   Receivable for capital stock sold ..........................        222,976
   Other assets ...............................................         26,709
                                                                  ------------
          Total assets ........................................    524,568,412
                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ...................     26,391,300
   Payable for capital stock redeemed .........................      1,719,471
   Accrued expenses ...........................................        435,763
                                                                  ------------
          Total liabilities ...................................     28,546,534
                                                                  ------------

NET ASSETS
Applicable to 32,888,678 Institutional Shares, 1,233,274
  N Shares and 12,976 A Shares of beneficial interest
  outstanding, $.001 par value (Note 7) .......................   $496,021,878
                                                                  ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($477,911,263/32,888,678) ...................................         $14.53
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
  ($17,922,051/1,233,274) .....................................         $14.53
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
  ($188,564/12,976) ...........................................         $14.53
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($14.53/0.945) (Note 5) .....................................         $15.38
                                                                        ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 96.6%
AEROSPACE -- 5.1%
B.F. Goodrich Co.                                   39,200         $ 1,335,250
Northrop Grumman Holdings Corp.                     12,600             834,750
Rockwell International Corp.                        18,800             592,200
United Technologies Corp.                           16,400             965,550
                                                                   -----------
                                                                     3,727,750
                                                                   -----------
AIR TRANSPORT -- 1.3%
AMR Corp.*                                          17,900             473,231
UAL Corp.                                            8,500             494,594
                                                                   -----------
                                                                       967,825
                                                                   -----------
ALCOHOLIC BEVERAGES & TOBACCO-- 1.2%
Anheuser-Busch Cos., Inc.                           11,700             873,844
                                                                   -----------
AUTO RELATED -- 0.4%
Goodyear Tire & Rubber Co.                          13,000             260,000
Visteon Corp.*                                       4,451              53,977
                                                                   -----------
                                                                       313,977
                                                                   -----------
AUTOS -- 2.0%
Ford Motor Co.                                      34,000           1,462,000
                                                                   -----------
BANKS -- 8.4%
Bank One Corp.                                      17,267             458,655
Chase Manhattan Corp.                               45,300           2,086,631
Citigroup, Inc.                                     18,500           1,114,625
FleetBoston Financial Corp.                         32,400           1,101,600
Keycorp                                             20,200             356,025
Mellon Financial Corp.                              29,800           1,085,837
                                                                   -----------
                                                                     6,203,373
                                                                   -----------
BUSINESS SERVICES -- 3.2%
Computer Associates International, Inc.             12,500             639,844
Oracle Corp.*                                       20,000           1,680,000
                                                                   -----------
                                                                     2,319,844
                                                                   -----------
CHEMICALS -- 2.2%
Dow Chemical Co.                                    10,500             316,969
Minnesota Mining & Manufacturing Co.                15,800           1,303,500
                                                                   -----------
                                                                     1,620,469
                                                                   -----------
CONSTRUCTION -- 0.9%
Armstrong Holdings, Inc.                            24,800             379,750
USG Corp.                                            9,200             279,450
                                                                   -----------
                                                                       659,200
                                                                   -----------
DRUGS -- 7.4%
Amgen, Inc.*                                        29,400           2,065,350
Bristol-Myers Squibb Co.                            38,500           2,242,625
Pfizer, Inc.                                        22,825           1,095,600
                                                                   -----------
                                                                     5,403,575
                                                                   -----------
ELECTRIC & GAS -- 5.0%
DTE Energy Co.                                      15,000             458,437
Edison International                                33,500             686,750
Energy East Corp.                                   21,900             417,469




                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
ELECTRIC & GAS (CONTINUED)
Entergy Corp.                                       18,100         $   492,094
GPU, Inc.                                           18,700             506,069
New Century Energies, Inc.                           7,900             242,431
TXU Corp.                                           15,000             442,500
Unicom Corp.                                        11,900             460,381
                                                                   -----------
                                                                     3,706,131
                                                                   -----------
ELECTRICAL -- 1.5%
Cooper Industries, Inc.                             17,000             553,562
General Electric Co.                                11,400             581,400
                                                                   -----------
                                                                     1,134,962
                                                                   -----------
ELECTRONICS -- 2.9%
Advanced Micro Devices, Inc.*                        4,200             324,450
Arrow Electronics, Inc.*                            38,000           1,178,000
Intel Corp.                                          4,100             547,862
Lam Research Corp.*                                  2,600              97,500
                                                                   -----------
                                                                     2,147,812
                                                                   -----------
FOREST PRODUCTS & PAPER -- 2.7%
Georgia Pacific Corp.                               30,600             803,250
Georgia Pacific Corp. (Timber Group)*               16,500             356,812
Weyerhaeuser Co.                                    18,800             808,400
                                                                   -----------
                                                                     1,968,462
                                                                   -----------
HEALTH CARE SERVICES -- 5.0%
Cigna Corp.                                         26,300           2,459,050
Medtronic, Inc.                                     24,264           1,208,650
                                                                   -----------
                                                                     3,667,700
                                                                   -----------
INSURANCE -- 1.4%
Lincoln National Corp.                               7,000             252,875
Providian Financial Corp.                            8,250             742,500
                                                                   -----------
                                                                       995,375
                                                                   -----------
MACHINERY & EQUIPMENT -- 1.6%
Applied Materials, Inc.*                             3,800             344,375
Deere & Co.                                          8,200             303,400
Tyco International, Ltd.                            10,800             511,650
                                                                   -----------
                                                                     1,159,425
                                                                   -----------
METALS -- 1.3%
Alcoa, Inc.                                         14,200             411,800
Phelps Dodge Corp.                                   6,100             226,844
USX-U.S. Steel Group, Inc.                          18,100             335,981
                                                                   -----------
                                                                       974,625
                                                                   -----------
MISCELLANEOUS FINANCE -- 2.7%
Capital One Financial Corp.                          8,900             397,162
Lehman Brothers Holdings, Inc.                       7,100             671,394
Merrill Lynch & Co., Inc.                            8,200             943,000
                                                                   -----------
                                                                     2,011,556
                                                                   -----------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
OFFICE EQUIPMENT -- 16.4%
Adobe Systems, Inc.                                 10,400         $ 1,350,700
Cisco Systems, Inc.*                                21,400           1,360,237
Compaq Computer Corp.                               12,400             316,975
Dell Computer Corp.*                                34,600           1,706,213
EMC Corp.*                                          20,000           1,538,750
International Business Machines Corp.               12,600           1,380,488
Lexmark International Group, Inc. Class A*          16,400           1,102,900
Microsoft Corp.*                                    16,000           1,279,000
Sun Microsystems, Inc.*                             21,700           1,973,344
                                                                   -----------
                                                                    12,008,607
                                                                   -----------
OIL & GAS -- 11.2%
BP Amoco P.L.C. ADR                                 12,464             704,995
Exxon Mobil Corp.                                   29,900           2,349,019
Kerr-McGee Corp.                                    20,300           1,196,431
Phillips Petroleum Co.                              18,000             912,375
Royal Dutch Petroleum Co.                           28,700           1,766,844
USX-Marathon Group, Inc.                            51,500           1,290,719
                                                                   -----------
                                                                     8,220,383
                                                                   -----------
RETAIL -- 4.8%
BJ's Wholesale Club, Inc.*                          21,900             722,700
Circuit City Stores, Inc.                           12,000             398,250
Gap, Inc.                                           26,025             813,281
Target Corp.                                        26,900           1,560,200
                                                                   -----------
                                                                     3,494,431
                                                                   -----------
TELEPHONES -- 7.0%
AT&T Corp.                                          13,700             433,263
Bell Atlantic Corp.                                 29,596           1,503,847
GTE Corp.                                           11,600             722,100
SBC Communications, Inc.                            16,318             705,754
US West, Inc.                                       20,800           1,783,600
                                                                   -----------
                                                                     5,148,564
                                                                   -----------
THRIFT INSTITUTIONS -- 1.0%
Washington Mutual, Inc.                             26,250             757,969
                                                                   -----------
TOTAL COMMON STOCK
  (Cost $51,274,922)                                                70,947,859
                                                                   -----------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

TEMPORARY INVESTMENTS -- 3.4%
Dreyfus Cash Management Plus #719                  953,314         $   953,314
Goldman Sachs Financial Square
  Money Market Portfolio                           782,886             782,886
J.P. Morgan Institutional Prime
  Money Market Portfolio                           779,822             779,822
                                                                   -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $2,516,022)                                                  2,516,022
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $53,790,944)                                               $73,463,881
                                                                   ===========

------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               EQUITY INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $53,790,944) .....................   $73,463,881
   Collateral for securities loaned ............................     6,920,123
   Dividends receivable ........................................        96,585
   Interest receivable .........................................        17,285
   Receivable for capital stock sold ...........................        93,171
   Other assets ................................................         9,861
                                                                   -----------
          Total assets .........................................    80,600,906
                                                                   -----------

LIABILITIES
   Payable upon return of securities loaned ....................     6,920,123
   Payable for capital stock redeemed ..........................       606,931
   Accrued expenses ............................................        58,879
                                                                   -----------
          Total liabilities ....................................     7,585,933
                                                                   -----------

NET ASSETS
Applicable to 3,503,827 Institutional Shares, 294,594
  N Shares and 31,185 A Shares of beneficial interest
  outstanding, $.001 par value (Note 7) ........................   $73,014,973
                                                                   ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($66,805,793/3,503,827) ......................................        $19.07
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
  ($5,614,819/294,594) .........................................        $19.06
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
  ($594,361/31,185) ............................................        $19.06
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($19.06/0.945) (Note 5) ......................................        $20.17
                                                                        ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 98.4%
AEROSPACE -- 2.5%
Honeywell International, Inc.                       28,860        $    972,221
Textron, Inc.                                       16,830             914,079
United Technologies Corp.                           49,950           2,940,806
                                                                  ------------
                                                                     4,827,106
                                                                  ------------
ALCOHOLIC BEVERAGES & TOBACCO-- 1.1%
Anheuser-Busch Cos., Inc.                           29,160           2,177,887
                                                                  ------------
APPAREL, TEXTILES -- 0.9%
Jones Apparel Group, Inc.*                          73,300           1,722,550
                                                                  ------------
BANKS -- 2.4%
Chase Manhattan Corp.                               11,370             523,731
Citigroup, Inc.                                     66,848           4,027,592
                                                                  ------------
                                                                     4,551,323
                                                                  ------------
BUSINESS SERVICES -- 9.0%
Adaptec, Inc.*                                      70,740           1,609,335
Automatic Data Processing, Inc.                     27,400           1,467,613
Computer Associates International, Inc.             59,673           3,054,512
Computer Sciences Corp.*                            18,870           1,409,353
Manpower, Inc.                                      49,030           1,568,960
Oracle Corp.*                                       99,160           8,329,440
                                                                  ------------
                                                                    17,439,213
                                                                  ------------
COSMETICS & SOAP -- 1.8%
Colgate-Palmolive Co.                               27,860           1,668,117
Procter & Gamble Co.                                30,760           1,761,010
                                                                  ------------
                                                                     3,429,127
                                                                  ------------
DRUGS -- 11.9%
Abbott Laboratories, Inc.                           36,714           1,636,068
American Home Products Corp.                        21,070           1,237,862
Amgen, Inc.*                                        51,900           3,645,975
Bristol-Myers Squibb Co.                            53,620           3,123,365
Cardinal Health, Inc.                               41,340           3,059,160
Genzyme Corp.*                                      16,800             999,600
Merck & Co., Inc.                                   21,395           1,639,392
Pfizer, Inc.                                        60,650           2,911,200
Schering Plough Corp.                               94,260           4,760,130
                                                                  ------------
                                                                    23,012,752
                                                                  ------------
ELECTRICAL -- 2.2%
General Electric Co.                                85,280           4,349,280
                                                                  ------------
ELECTRONICS -- 10.7%
Agilent Technologies, Inc.*                          9,057             667,953
America Online, Inc.*                               36,950           1,949,112
American Power Conversion Corp.*                    37,150           1,513,863
Gateway, Inc.*                                      29,170           1,655,397
Intel Corp.                                         57,710           7,711,499
Lucent Technologies, Inc.                           61,756           3,659,043
Nortel Networks Corp.                               32,360           2,208,570
SCI Systems, Inc.*                                  32,970           1,296,133
                                                                  ------------
                                                                    20,661,570
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
FOOD & BEVERAGES -- 2.6%
Quaker Oats Co.                                     48,030        $  3,608,254
Sara Lee Corp.                                      78,800           1,521,825
                                                                  ------------
                                                                     5,130,079
                                                                  ------------
HEALTH CARE SERVICES -- 1.0%
Beckman Coulter, Inc.                               17,780           1,037,907
Biogen, Inc.*                                       13,470             867,973
                                                                  ------------
                                                                     1,905,880
                                                                  ------------
HOTELS & RESTAURANTS -- 0.7%
Tricon Global Restaurants, Inc.*                    47,330           1,337,072
                                                                  ------------
INSURANCE -- 3.5%
American International Group, Inc.                  17,232           2,024,760
AXA Financial, Inc.                                 87,880           2,987,920
MGIC Investment Corp.                               40,690           1,851,395
                                                                  ------------
                                                                     6,864,075
                                                                  ------------
MACHINERY & EQUIPMENT -- 4.4%
Applied Materials, Inc.*                            52,900           4,794,062
Tyco International, Ltd.                            79,340           3,758,732
                                                                  ------------
                                                                     8,552,794
                                                                  ------------
MEDIA -- 0.6%
Dow Jones & Co., Inc.                               15,780           1,155,885
                                                                  ------------
MISCELLANEOUS FINANCE -- 3.3%
Federal National Mortgage Association               17,770             927,372
Lehman Brothers Holdings, Inc.                      11,590           1,095,979
Morgan Stanley Dean Witter & Co.                    52,100           4,337,325
                                                                  ------------
                                                                     6,360,676
                                                                  ------------
OFFICE EQUIPMENT -- 21.1%
Adobe Systems, Inc.                                 22,260           2,891,017
BEA Systems, Inc.*                                  19,200             948,000
BMC Software, Inc.*                                 34,400           1,253,450
Cisco Systems, Inc.*                               124,900           7,938,956
Compaq Computer Corp.                               57,900           1,480,069
Compuware Corp.*                                    66,360             684,338
Dell Computer Corp.*                                41,240           2,033,648
Hewlett Packard Co.                                 24,560           3,066,930
International Business Machines Corp.               25,870           2,834,382
Lexmark International Group, Inc. Class A*          46,230           3,108,968
Microsoft Corp.*                                    76,100           6,083,244
Network Appliance, Inc.*                            25,600           2,059,200
Sun Microsystems, Inc.*                             71,800           6,529,313
                                                                  ------------
                                                                    40,911,515
                                                                  ------------
OIL & GAS -- 7.6%
Apache Corp.                                        50,770           2,985,911
Coastal Corp.                                       75,360           4,587,540
Kerr-McGee Corp.                                    22,960           1,353,205
Ultramar Diamond Shamrock Corp.                     82,530           2,047,776
USX-Marathon Group, Inc.                           147,440           3,695,215
                                                                  ------------
                                                                    14,669,647
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
RETAIL -- 4.2%
Federated Department Stores, Inc.*                  67,100        $  2,264,625
Gap, Inc.                                           32,760           1,023,750
Limited, Inc.                                      103,800           2,244,675
Target Corp.                                        43,640           2,531,120
                                                                  ------------
                                                                     8,064,170
                                                                  ------------
RETAIL - FOOD -- 1.1%
Safeway, Inc.*                                      45,180           2,038,748
                                                                  ------------
TELEPHONES -- 5.8%
ADC Telecommunications, Inc.*                       21,000           1,760,063
AT&T Corp.                                          23,400             740,025
Broadwing, Inc.*                                    16,610             430,822
GTE Corp.                                           37,900           2,359,275
Qualcomm, Inc.*                                     15,480             927,833
SBC Communications, Inc.                           117,888           5,098,656
                                                                  ------------
                                                                    11,316,674
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $118,430,350)                                              190,478,023
                                                                  ------------
TEMPORARY INVESTMENTS -- 1.6%
Dreyfus Cash Management Plus #719                1,022,722           1,022,722
Goldman Sachs Financial Square
  Money Market Portfolio                         1,118,143           1,118,143
J.P. Morgan Institutional Prime
  Money Market Portfolio                           970,052             970,052
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,110,917                                                   3,110,917
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $121,541,267)                                             $193,588,940
                                                                  ============

------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $121,541,267) ...................   $193,588,940
   Collateral for securities loaned ...........................     10,488,091
   Dividends receivable .......................................         96,270
   Interest receivable ........................................         23,941
   Receivable for capital stock sold ..........................      1,898,120
   Other assets ...............................................         20,307
                                                                  ------------
          Total assets ........................................    206,115,669
                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ...................     10,488,091
   Payable for capital stock redeemed .........................      1,802,100
   Accrued expenses ...........................................        176,596
                                                                  ------------
          Total liabilities ...................................     12,466,787
                                                                  ------------

NET ASSETS
Applicable to 6,320,734 Institutional Shares, 297,487
  N Shares and 33,313 A Shares of beneficial interest
  outstanding, $.001 par value (Note 7) .......................   $193,648,882
                                                                  ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($184,083,156/6,320,734) ....................................         $29.12
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
  ($8,602,705/297,487) ........................................         $28.92
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
  ($963,021/33,313) ...........................................         $28.91
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($28.91/0.945) (Note 5) .....................................         $30.59
                                                                        ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 98.0%
AIR TRANSPORT -- 1.8%
EGL, Inc.*                                         169,900        $  5,203,187
Expeditors International of
Washington, Inc.                                    71,600           3,401,000
                                                                  ------------
                                                                     8,604,187
                                                                  ------------
APPAREL, TEXTILES -- 1.7%
Fossil, Inc.*                                       64,675           1,192,445
Quiksilver, Inc.*                                  155,150           2,414,522
Timberland Co. Class A*                             67,000           4,744,437
                                                                  ------------
                                                                     8,351,404
                                                                  ------------
AUTO RELATED -- 0.9%
Avis Group Holdings, Inc.*                         187,100           3,508,125
Winnebago Industries, Inc.                          85,700           1,119,456
                                                                  ------------
                                                                     4,627,581
                                                                  ------------
AUTOS -- 0.2%
Navistar International Corp.*                       33,600           1,043,700
                                                                  ------------
BANKS -- 6.3%
Capitol Federal Financial                          189,900           2,100,769
Centura Banks, Inc.                                 20,500             695,719
Commerce Bancshares, Inc.                           80,245           2,387,289
Community First Bankshares, Inc.                   210,500           3,433,781
Dain Rauscher Corp.                                 52,800           3,484,800
East West Bancorp, Inc.                             85,700           1,210,512
North Fork Bancorp, Inc.                            92,100           1,393,012
Old Kent Financial Corp.                            33,481             895,626
Silicon Valley Bancshares*                         335,400          14,296,425
Westamerica Bancorp                                 34,100             890,862
                                                                  ------------
                                                                    30,788,795
                                                                  ------------
BUSINESS SERVICES -- 8.2%
ADVO, Inc.*                                         83,800           3,519,600
AremisSoft Corp.*                                   53,300           1,655,631
Aware, Inc.*                                       179,600           9,170,825
C.H. Robinson Worldwide, Inc.                       41,000           2,026,937
FactSet Research Systems, Inc.                      80,100           2,302,875
National Computer Systems, Inc.                    226,600          11,131,725
SEI Investments Co.                                 81,300           3,297,731
The Corporate Executive Board Co.*                  94,400           5,652,200
Unify Corp.*                                       110,000             941,875
                                                                  ------------
                                                                    39,699,399
                                                                  ------------
CASINOS -- 1.6%
Argosy Gaming Co.*                                 182,300           2,620,562
Isle of Capri Casinos, Inc.*                       110,600           1,500,012
Station Casinos, Inc.*                             136,900           3,422,500
                                                                  ------------
                                                                     7,543,074
                                                                  ------------
CHEMICALS -- 1.2%
Georgia Gulf Corp.                                 181,600           3,779,550
Spartech Corp.                                      79,700           2,151,900
                                                                  ------------
                                                                     5,931,450
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
CONSTRUCTION -- 3.7%
Dycom Industries, Inc.*                            227,625        $ 10,470,750
Elcor Corp.                                         97,950           2,252,850
Florida Rock Industries, Inc.                       25,600             912,000
Insituform Technologies, Inc. Class A*              73,000           1,993,812
Toll Brothers, Inc.*                               106,000           2,173,000
                                                                  ------------
                                                                    17,802,412
                                                                  ------------
DRUGS -- 6.8%
Jones Pharma, Inc.                                 339,350          13,531,581
King Pharmaceuticals, Inc.*                         94,500           4,146,188
Priority Healthcare Corp. Class B*                 209,300          15,488,200
                                                                  ------------
                                                                    33,165,969
                                                                  ------------
ELECTRIC & GAS -- 2.1%
Calpine Corp.*                                     141,600           9,310,200
Independent Energy Holdings P.L.C. ADR*             93,800             779,713
                                                                  ------------
                                                                    10,089,913
                                                                  ------------
ELECTRICAL -- 1.1%
CommScope, Inc.*                                   131,100           5,375,100
                                                                  ------------
ELECTRONICS -- 21.3%
Actel Corp.*                                        41,300           1,881,731
Advanced Digital Information Corp.*                 75,200           1,193,800
Amkor Technology, Inc.*                            114,800           4,046,700
Amphenol Corp. Class A*                            150,400           9,954,600
August Technology Corp.*                           142,000           2,325,250
C&D Technologies, Inc.                             106,800           6,034,200
Cognex Corp.*                                       35,800           1,850,413
CTS Corp.                                           71,200           3,204,000
DSP Group, Inc.*                                    89,200           5,073,250
FEI Co.*                                           118,100           3,602,050
General Cable Corp.                                339,900           2,761,687
Genesis Microchip, Inc.*                           126,600           2,262,975
Genus, Inc.*                                       171,600           1,415,700
Jabil Circuit, Inc.*                                61,000           3,027,125
Micrel, Inc.*                                      162,200           7,045,563
Microsemi Corp.*                                   152,300           5,159,163
Nanometrics, Inc.*                                  42,900           1,766,944
Nu Horizons Electronics Corp.*                     158,400           4,217,400
QuickLogic Corp.*                                  125,800           2,854,088
Radiant Systems, Inc.*                             110,812           2,638,711
RF Micro Devices, Inc.*                             55,200           4,830,000
Sanmina Corp.*                                     140,840          12,033,017
Sawtek, Inc.*                                       52,000           2,993,250
Semtech Corp.*                                      52,900           4,020,400
Universal Electronics, Inc.*                        59,400           1,455,300
Vitesse Semiconductor Corp.*                        78,500           5,774,656
                                                                  ------------
                                                                   103,421,973
                                                                  ------------
ENERGY SERVICES -- 0.5%
Superior Energy Services, Inc.*                    214,200           2,222,325
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
HEALTH CARE SERVICES -- 6.0%
Accredo Health, Inc.*                               74,100        $  2,556,450
Advance Paradigm, Inc.*                            127,500           2,557,969
Apria Healthcare Group, Inc.*                      256,800           3,145,800
Biosite Diagnostics, Inc.*                          93,500           4,499,688
Dendrite International, Inc.*                      106,500           3,547,781
Hooper Holmes, Inc.                                222,000           1,776,000
LJL Biosystems, Inc.*                               88,900           1,716,881
Noven Pharmaceuticals, Inc.*                       104,900           3,153,556
Patterson Dental Co.*                               40,500           2,062,969
Universal Health Services, Inc. Class B*            61,400           4,021,700
                                                                  ------------
                                                                    29,038,794
                                                                  ------------
HOTELS & RESTAURANTS -- 4.7%
Brinker International, Inc.*                       328,700           9,614,475
Extended Stay America, Inc.*                       264,700           2,448,475
Jack in the Box, Inc.*                             157,900           3,908,025
Ruby Tuesday, Inc.                                 230,000           2,889,375
Sonic Corp.*                                       135,000           3,965,625
                                                                  ------------
                                                                    22,825,975
                                                                  ------------
HOUSEHOLD GOODS -- 0.7%
Ethan Allen Interiors, Inc.                         61,500           1,476,000
La-Z-Boy, Inc.                                     145,416           2,035,824
                                                                  ------------
                                                                     3,511,824
                                                                  ------------
LEISURE -- 1.8%
The Topps Co., Inc.*                               770,000           8,710,625
                                                                  ------------
MEDIA -- 1.6%
Central Newspapers, Inc. Class A                    44,700           2,827,275
Scholastic Corp.*                                   83,400           5,087,400
                                                                  ------------
                                                                     7,914,675
                                                                  ------------
METALS -- 0.8%
Reliance Steel & Aluminum Corp.                     51,400             983,025
Stillwater Mining Co.*                              99,500           2,761,125
                                                                  ------------
                                                                     3,744,150
                                                                  ------------
MISCELLANEOUS FINANCE -- 3.1%
AmeriCredit Corp.*                                 161,300           2,742,100
Eaton Vance Corp.                                   42,000           1,942,500
Investment Technology Group, Inc.*                  85,200           3,365,400
Legg Mason, Inc.                                   120,600           6,030,000
Metris Cos., Inc.                                   34,326             862,441
                                                                  ------------
                                                                    14,942,441
                                                                  ------------
OFFICE EQUIPMENT -- 8.2%
Actuate Corp.*                                      90,975           4,850,105
ANSYS, Inc.*                                        41,200             468,650
BEA Systems, Inc.*                                 162,800           8,038,250
Brady Corp. Class A                                 37,300           1,212,250
Comdisco, Inc.                                     115,200           2,570,400
InFocus Corp.*                                     173,600           5,566,050
Jack Henry & Associates, Inc.                       87,600           4,390,950



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
OFFICE EQUIPMENT  (CONTINUED)
Mercury Interactive Corp.*                          76,400        $  7,391,700
Safeguard Scientific, Inc.*                         61,500           1,971,844
SERENA Software, Inc.*                              51,900           2,351,719
TenFold Corp.*                                      76,100           1,246,138
                                                                  ------------
                                                                    40,058,056
                                                                  ------------
OIL & GAS -- 0.3%
Patina Oil & Gas Corp.                              67,100           1,392,325
                                                                  ------------
PHOTOGRAPHIC -- 1.7%
Concord Camera Corp.*                              335,400           6,959,550
Zomax, Inc.*                                        92,000           1,201,750
                                                                  ------------
                                                                     8,161,300
                                                                  ------------
POLLUTION CONTROL -- 1.0%
Donaldson Co., Inc.                                 91,900           1,815,025
Stericycle, Inc.*                                  132,100           3,038,300
                                                                  ------------
                                                                     4,853,325
                                                                  ------------
RETAIL -- 7.8%
Chico's FAS, Inc.*                                  66,700           1,317,325
Copart, Inc.*                                      192,900           3,050,231
Cost Plus, Inc.*                                    78,750           2,259,141
JAKKS Pacific, Inc.*                               128,850           1,892,484
Linens `n Things, Inc.*                             32,400             878,850
Pacific Sunwear of California, Inc.*                89,650           1,680,938
Pier 1 Imports, Inc.                               569,600           5,553,600
Regis Corp.                                        139,550           1,735,653
Steven Madden, Ltd.*                               118,800             779,625
The Men's Wearhouse, Inc.*                         102,400           2,278,400
Tiffany & Co., Inc.                                116,600           7,870,500
Trans World Entertainment Corp.*                   200,700           2,420,944
Whitehall Jewellers, Inc.*                         113,400           1,970,325
Zale Corp.*                                        115,800           4,226,700
                                                                  ------------
                                                                    37,914,716
                                                                  ------------
RETAIL - FOOD -- 1.3%
International Home Foods, Inc.*                    160,900           3,368,844
RARE Hospitality International, Inc.*              102,000           2,881,500
                                                                  ------------
                                                                     6,250,344
                                                                  ------------
TELEPHONES -- 0.7%
UTStarcom, Inc.*                                    30,000             911,250
West TeleServices Corp.*                            89,600           2,268,000
                                                                  ------------
                                                                     3,179,250
                                                                  ------------
THRIFT INSTITUTIONS -- 0.4%
Charter One Financial, Inc.                         79,748           1,834,204
                                                                  ------------
TRUCKING -- 0.5%
Pittston Brink's Group                             192,500           2,634,844
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $363,776,845)                                              475,634,130
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

TEMPORARY INVESTMENTS -- 2.0%
Dreyfus Cash Management Plus #719                3,247,050        $  3,247,050
Goldman Sachs Financial Square
  Money Market Portfolio                         3,340,761           3,340,761
J.P. Morgan Institutional Prime
  Money Market Portfolio                         3,251,778           3,251,778
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $9,839,589)                                                  9,839,589
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $373,616,434)                                             $485,473,719
                                                                  ============

-------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-incoming producing security.
ADR -- American Depositary Receipt.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                           SMALL-CAP OPPORTUNITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $373,616,434) ...............       $485,473,719
   Collateral for securities loaned .......................         71,874,749
   Dividends receivable ...................................             74,543
   Interest receivable ....................................            102,780
   Receivable for securities sold .........................          1,557,462
   Receivable for capital stock sold ......................          8,589,700
   Other assets ...........................................             22,245
                                                                  ------------
          Total assets ....................................        567,695,198
                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ...............         71,874,749
   Payable for securities purchased .......................            706,188
   Payable for capital stock redeemed .....................          1,331,301
   Accrued expenses .......................................            477,626
                                                                  ------------
          Total liabilities ...............................         74,389,864
                                                                  ------------

NET ASSETS
Applicable to 20,231,754 Institutional Shares, 418,872
  N Shares and 2,964 A Shares of beneficial interest
  outstanding, $.001 par value (Note 7) ...................       $493,305,334
                                                                  ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($483,322,587/20,231,754) ...............................             $23.89
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
  ($9,912,619/418,872) ....................................             $23.67
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
  ($70,128/2,964) .........................................             $23.66
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($23.66/0.945) (Note 5) .................................             $25.04
                                                                        ======

                       See Notes to Financial Statements.

                                               HARRIS INSIGHT FUNDS
                                               SMALL-CAP VALUE FUND
                                              SCHEDULE OF INVESTMENTS
                                             JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 91.1%
AEROSPACE -- 6.0%
Alliant Techsystems, Inc.*                          38,260        $  2,580,159
Esterline Technologies Corp.*                      187,400           2,775,862
Triumph Group, Inc.*                                44,200           1,232,075
                                                                  ------------
                                                                     6,588,096
                                                                  ------------
AIR TRANSPORT -- 1.0%
Alaska Air Group, Inc.*                             22,600             613,025
Continental Airlines, Inc. Class B*                  9,800             460,600
                                                                  ------------
                                                                     1,073,625
                                                                  ------------
APPAREL, TEXTILES -- 1.4%
Oxford Industries, Inc.                             57,800           1,040,400
Timberland Co. Class A*                              7,200             509,850
                                                                  ------------
                                                                     1,550,250
                                                                  ------------
AUTO RELATED -- 5.1%
Avis Group Holdings, Inc.*                         134,020           2,512,875
Dollar Thrifty Automotive Group, Inc.*             130,330           2,402,959
Tower Automotive, Inc.*                             50,800             635,000
                                                                  ------------
                                                                     5,550,834
                                                                  ------------
AUTOS -- 1.4%
Navistar International Corp.*                       48,400           1,503,425
                                                                  ------------
BANKS -- 7.6%
Dain Rauscher Corp.                                 39,300           2,593,800
Doral Financial Corp.                              119,700           1,361,587
GBC Bancorp                                         70,500           2,062,125
Imperial Bancorp*                                   95,000           1,484,375
Independent Bank Corp.                              73,700             829,125
                                                                  ------------
                                                                     8,331,012
                                                                  ------------
BUSINESS SERVICES -- 2.7%
Affiliated Computer Services, Inc.*                 68,700           2,271,394
Kelly Services, Inc. Class A                        30,600             705,712
                                                                  ------------
                                                                     2,977,106
                                                                  ------------
CASINOS -- 2.4%
Anchor Gaming*                                      55,000           2,636,562
                                                                  ------------
CHEMICALS -- 5.8%
Cytec Industries, Inc.*                             93,600           2,310,750
F.M.C. Corp.                                         6,100             353,800
Schulman (A.), Inc.                                 55,820             669,840
W.R. Grace & Co.*                                  246,000           2,982,750
                                                                  ------------
                                                                     6,317,140
                                                                  ------------
CONSTRUCTION -- 8.3%
Champion Enterprises, Inc.*                         49,200             239,850
Fleetwood Enterprises, Inc.                        104,600           1,490,550
Florida Rock Industries, Inc.                       15,000             534,375
LNR Property Corp.                                 184,700           3,601,650
NVR, Inc.*                                           4,500             256,500
USG Corp.                                           36,650           1,113,244
Webb Corp.                                         116,800           1,788,500
                                                                  ------------
                                                                     9,024,669
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
CONTAINERS -- 0.6%
Libbey, Inc.                                        21,200        $    681,050
                                                                  ------------
DRUGS -- 0.6%
Barr Laboratories, Inc.*                            14,745             660,760
                                                                  ------------
ELECTRIC & GAS -- 3.9%
Calpine Corp.*                                      16,620           1,092,765
Cleco Corp.                                         26,900             901,150
Public Service Co. of New Mexico                   101,900           1,573,081
Swift Energy Co.*                                   25,000             709,375
                                                                  ------------
                                                                     4,276,371
                                                                  ------------
ELECTRICAL -- 3.4%
General Semiconductor, Inc.*                        34,730             512,267
Stoneridge, Inc.*                                   49,500             433,125
Technitrol, Inc.                                     8,100             784,687
Woodward Governor Co.                               74,160           2,039,400
                                                                  ------------
                                                                     3,769,479
                                                                  ------------
ELECTRONICS -- 5.5%
C&D Technologies, Inc.                              16,600             937,900
Cable Design Technologies, Inc.*                    70,560           2,363,760
Diebold, Inc.                                       87,780           2,446,868
QRS Corp.*                                          10,000             240,000
                                                                  ------------
                                                                     5,988,528
                                                                  ------------
ENERGY SERVICES -- 0.8%
Gulf Island Fabrication, Inc.*                      49,200             842,550
                                                                  ------------
FOOD & BEVERAGES -- 0.8%
Smithfield Foods, Inc.*                             29,500             827,844
                                                                  ------------
FOREST PRODUCTS & PAPER -- 1.4%
Boise Cascade Corp.                                 15,000             388,125
Buckeye Technologies, Inc.*                         51,230           1,123,858
                                                                  ------------
                                                                     1,511,983
                                                                  ------------
HEALTH CARE SERVICES -- 4.6%
AmeriPath, Inc.*                                    53,500             461,438
Cooper Cos., Inc.                                   31,650           1,151,269
Datascope Corp.                                     37,100           1,335,600
Lincare Holdings, Inc.*                             54,200           1,331,288
Pediatrix Medical Group, Inc.*                      66,480             772,830
                                                                  ------------
                                                                     5,052,425
                                                                  ------------
HOTELS & RESTAURANTS -- 0.4%
Bob Evans Farms, Inc.                               29,800             445,138
                                                                  ------------
INSURANCE -- 7.1%
AmerUs Life Holdings, Inc. Class A                  54,000           1,113,750
Gallagher (Arthur J.) & Co.                        103,800           4,359,600
PMI Group, Inc.                                     49,220           2,337,950
                                                                  ------------
                                                                     7,811,300
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
MACHINERY & EQUIPMENT -- 2.2%
Graco, Inc.                                         10,600        $    360,400
JLG Industries, Inc.                                45,000             534,375
SPS Technologies, Inc.*                             36,840           1,512,743
                                                                  ------------
                                                                     2,407,518
                                                                  ------------
METALS -- 1.3%
Reliance Steel & Aluminum Corp.                     76,250           1,458,281
                                                                  ------------
MISCELLANEOUS FINANCE -- 3.2%
Advanta Corp. Class A                              127,300           1,543,513
Newhall Land & Farming Co.                          74,900           1,984,850
                                                                  ------------
                                                                     3,528,363
                                                                  ------------
OFFICE EQUIPMENT -- 4.7%
Avant! Corp.*                                       50,000             934,375
Structural Dynamics Research Corp.*                 20,000             301,250
Tech Data Corp.*                                    88,500           3,849,750
                                                                  ------------
                                                                     5,085,375
                                                                  ------------
RETAIL -- 3.0%
Musicland Stores Corp.*                            200,700           1,492,706
Nature's Sunshine Products, Inc.                    74,900             524,300
Wet Seal, Inc. Class A*                             93,400           1,220,038
                                                                  ------------
                                                                     3,237,044
                                                                  ------------
TELEPHONES -- 1.4%
TALK.com, Inc.*                                    125,000             718,750
Viatel, Inc.*                                       28,510             812,535
                                                                  ------------
                                                                     1,531,285
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
THRIFT INSTITUTIONS -- 2.6%
Golden State Bancorp, Inc.*                         69,300        $  1,247,400
Indymac Mortgage Holdings, Inc.*                    88,570           1,201,231
Sovereign Bancorp, Inc.                             60,000             421,875
                                                                  ------------
                                                                     2,870,506
                                                                  ------------
TRUCKING -- 1.9%
Roadway Express, Inc.                               70,000           1,614,375
USFreightways Corp.                                 18,900             463,050
                                                                  ------------
                                                                     2,077,425
                                                                  ------------
TOTAL COMMON STOCK
(Cost $101,416,711)                                                 99,615,944
                                                                  ------------
TEMPORARY INVESTMENTS -- 8.9%
Dreyfus Cash Management Plus #719                3,132,325           3,132,325
Goldman Sachs Financial Square
  Money Market Portfolio                         3,255,495           3,255,495
J.P. Morgan Institutional Prime
  Money Market Portfolio                         3,302,115           3,302,115
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $9,689,935)                                                  9,689,935
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $111,106,646)                                             $109,305,879
                                                                  ============

----------------------
(DAGGER) See Note 2a to the Financial Statements.
* Non-income producing security.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                              SMALL-CAP VALUE FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $111,106,646) ...............       $109,305,879
   Collateral for securities loaned .......................          6,348,140
   Dividends receivable ...................................             43,947
   Interest receivable ....................................             49,733
   Receivable for securities sold .........................          8,987,001
   Other assets ...........................................             24,457
                                                                  ------------
          Total assets ....................................        124,759,157
                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ...............          6,348,140
   Payable for securities purchased .......................          9,241,729
   Payable for capital stock redeemed .....................          1,686,467
   Accrued expenses .......................................             88,171
                                                                  ------------
          Total liabilities ...............................         17,364,507
                                                                  ------------

NET ASSETS
Applicable to 3,492,102 Institutional Shares, 22,580 N
  Shares and 638.510 A Shares of beneficial interest
  outstanding, $.001 par value (Note 7) ...................       $107,394,650
                                                                  ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($106,686,252/3,492,102) ................................             $30.55
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
  ($688,916/22,580) .......................................             $30.51
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
  ($19,482/638.510) .......................................             $30.51
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($30.51/0.945) (Note 5) .................................             $32.29
                                                                        ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 98.8%
AEROSPACE -- 1.2%
Allegheny Technologies, Inc.                         3,797        $     68,346
B.F. Goodrich Co.                                    4,900             166,906
Boeing Co.                                          41,392           1,730,703
Conexant Systems, Inc.*                              9,870             479,312
General Dynamics Corp.                               9,200             480,700
Honeywell International, Inc.                       36,392           1,225,955
Lockheed Martin Corp.                               18,242             452,630
Northrop Grumman Holdings Corp.                      3,200             212,000
PerkinElmer, Inc.                                    2,200             145,475
Raytheon Co. Class B                                15,500             298,375
Rockwell International Corp.                         8,600             270,900
Textron, Inc.                                        6,600             358,462
United Technologies Corp.                           21,450           1,262,869
                                                                  ------------
                                                                     7,152,633
                                                                  ------------
AIR TRANSPORT -- 0.2%
AMR Corp.*                                           6,800             179,775
Delta Air Lines, Inc.                                5,600             283,150
Southwest Airlines Co.                              22,637             428,688
U.S. Airways Group, Inc.*                            3,000             117,000
                                                                  ------------
                                                                     1,008,613
                                                                  ------------
ALCOHOLIC BEVERAGES & TOBACCO-- 1.0%
Anheuser-Busch Cos., Inc.                           20,650           1,542,297
Brown-Forman Corp. Class B                           3,100             166,625
Coors Adolph Co. Class B                             1,700             102,850
Fortune Brands, Inc.                                 7,200             166,050
Philip Morris Cos., Inc.                           104,300           2,770,469
Seagram Co., Ltd.                                   19,900           1,154,200
UST, Inc.                                            7,400             108,687
                                                                  ------------
                                                                     6,011,178
                                                                  ------------
APPAREL, TEXTILES -- 0.1%
Liz Claiborne, Inc.                                  2,500              88,125
Nike, Inc. Class B                                  12,450             495,666
Reebok International, Ltd.*                          2,600              41,437
Russell Corp.                                        1,500              30,000
Springs Industries, Inc. Class A                       800              25,750
VF Corp.                                             5,200             124,475
                                                                  ------------
                                                                       805,453
                                                                  ------------
AUTO RELATED -- 0.3%
Cooper Tire & Rubber Co.                             3,400              37,825
Dana Corp.                                           6,958             147,423
Delphi Automotive Systems Corp.                     25,643             376,632
Eaton Corp.                                          3,300             221,100
Genuine Parts Co.                                    8,025             160,500
Goodyear Tire & Rubber Co.                           7,100             142,000
Harley-Davidson, Inc.                               13,800             531,300
T.R.W., Inc.                                         5,650             245,069
Visteon Corp.*                                       7,378              89,459
                                                                  ------------
                                                                     1,951,308
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------


COMMON STOCK (CONTINUED)
AUTOS -- 0.7%
Ford Motor Co.                                      54,950        $  2,362,850
General Motors Corp.                                24,400           1,416,725
Navistar International Corp.*                        2,800              86,975
                                                                  ------------
                                                                     3,866,550
                                                                  ------------
BANKS -- 6.1%
AmSouth Bancorp                                     17,950             282,712
Bank of America Corp.                               75,627           3,251,961
Bank of New York Co., Inc.                          33,650           1,564,725
Bank One Corp.                                      52,355           1,390,680
BB&T Corp.                                          15,900             379,612
Chase Manhattan Corp.                               56,452           2,600,320
Citigroup, Inc.                                    153,988           9,277,777
Comerica, Inc.                                       7,100             318,612
Fifth Third Bancorp                                 14,151             895,051
First Union Corp.                                   44,776           1,111,004
Firstar Corp.                                       44,218             931,342
FleetBoston Financial Corp.                         41,107           1,397,638
Huntington Bancshares, Inc.                         10,111             159,880
J.P. Morgan & Co., Inc.                              7,400             814,925
Keycorp                                             19,812             349,186
MBNA Corp.                                          36,605             992,911
Mellon Financial Corp.                              22,450             818,022
National City Corp.                                 27,650             471,778
Northern Trust Corp.                                10,150             659,750
Old Kent Financial Corp.                             5,922             158,427
PNC Financial Services Group, Inc.                  13,200             618,750
Regions Financial Corp.                             10,100             200,106
Southtrust Corp.                                     7,700             174,212
State Street Corp.                                   7,350             779,559
Summit Bancorp                                       8,000             197,000
Suntrust Banks, Inc.                                13,750             628,203
Synovus Financial Corp.                             12,900             227,362
U.S. Bancorp                                        34,284             659,967
Union Planters Corp.                                 6,200             173,212
Wachovia Corp.                                       9,250             501,812
Wells Fargo Co.                                     73,530           2,849,287
                                                                  ------------
                                                                    34,835,783
                                                                  ------------
BUSINESS SERVICES -- 3.8%
Adaptec, Inc.*                                       4,700             106,925
Automatic Data Processing, Inc.                     28,600           1,531,887
Cendant Corp.*                                      32,919             460,866
Ceridian Corp.*                                      6,600             158,812
Computer Associates International, Inc.             26,812           1,372,439
Computer Sciences Corp.*                             7,600             567,625
Convergys Corp.*                                     7,000             363,125
Deluxe Corp.                                         3,300              77,756
Dun & Bradstreet Corp.                               7,400             211,825
Ecolab, Inc.                                         5,900             230,469
Electronic Data Systems Corp.                       21,200             874,500
FDX Corp.*                                          13,260             503,880
First Data Corp.                                    18,800             932,950
H & R Block, Inc.                                    4,450             144,069

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
BUSINESS SERVICES (CONTINUED)
Ikon Office Solutions, Inc.                          6,800        $     26,350
Interpublic Group of Cos., Inc.                     13,800             593,400
National Service Industries, Inc.                    1,900              37,050
Oracle Corp.*                                      129,510          10,878,840
Paychex, Inc.                                       16,950             711,900
PeopleSoft, Inc.*                                   12,600             209,475
Quintiles Transnational Corp.*                       5,300              74,862
Sabre Holdings Corp. Class A.*                       5,864             167,124
Sapient Corp.*                                       2,650             283,384
Siebel Systems, Inc.*                                9,075           1,484,330
                                                                  ------------
                                                                    22,003,843
                                                                  ------------
CASINOS -- 0.0%
Harrah's Entertainment, Inc.*                        5,550             116,203
                                                                  ------------
CHEMICALS -- 2.4%
Air Products & Chemicals, Inc.                      10,500             323,531
Avery Dennison Corp.                                 5,100             342,337
Corning, Inc.                                       12,600           3,400,425
Dow Chemical Co.                                    30,850             931,284
E.I. du Pont de Nemours & Co.                       47,743           2,088,756
Eastman Chemical Co.                                 3,500             167,125
F.M.C. Corp.*                                        1,400              81,200
Great Lakes Chemical Corp.                           2,500              78,750
Hercules, Inc.                                       4,900              68,906
Minnesota Mining & Manufacturing Co.                18,050           1,489,125
P.P.G. Industries, Inc.                              7,900             350,069
Pharmacia Corp.                                     57,914           2,993,430
Praxair, Inc.                                        7,150             267,678
Rohm & Haas Co.                                      9,904             341,688
Sealed Air Corp.*                                    3,847             201,487
Sigma Aldrich Corp.                                  3,900             114,075
Union Carbide Corp.                                  6,100             301,950
W.R. Grace & Co.*                                    3,100              37,587
                                                                  ------------
                                                                    13,579,403
                                                                  ------------
CONSTRUCTION -- 0.2%
Armstrong Holdings, Inc.                             1,800              27,562
Centex Corp.                                         2,700              63,450
Fluor Corp.                                          3,500             110,687
Kaufman & Broad Home Corp.                           2,200              43,587
Masco Corp.                                         20,450             369,378
Owens Corning, Inc.                                  2,500              23,125
Pulte Corp.                                          1,900              41,087
Sherwin Williams Co.                                 7,450             157,847
Vulcan Materials Co.                                 4,550             194,228
                                                                  ------------
                                                                     1,030,951
                                                                  ------------
CONTAINERS -- 0.1%
Ball Corp.                                           1,400              45,062
Bemis Co., Inc.                                      2,400              80,700
Crown Cork & Seal Co., Inc.                          5,850              87,750
Owens-Illinois, Inc.*                                6,700              78,306
                                                                  ------------
                                                                       291,818
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------


COMMON STOCK (CONTINUED)
COSMETICS & SOAP -- 1.4%
Alberto-Culver Co. Class B                           2,500        $     76,406
Avon Products, Inc.                                 10,800             480,600
Clorox Co.                                          10,700             479,494
Colgate-Palmolive Co.                               26,350           1,577,706
Gillette Co.                                        47,650           1,664,772
International Flavors & Fragrances, Inc.             4,700             141,881
Procter & Gamble Co.                                59,650           3,414,962
                                                                  ------------
                                                                     7,835,821
                                                                  ------------
DRUGS -- 9.6%
Abbott Laboratories, Inc.                           70,700           3,150,569
Allergan, Inc.                                       5,950             443,275
Alza Corp.*                                          4,700             277,887
American Home Products Corp.                        59,450           3,492,687
Amgen, Inc.*                                        46,800           3,287,700
Bristol-Myers Squibb Co.                            89,950           5,239,587
Cardinal Health, Inc.                               12,600             932,400
Eli Lilly & Co.                                     51,500           5,143,562
Johnson & Johnson                                   63,450           6,463,969
Mallinckrodt, Inc.                                   3,100             134,656
McKesson HBOC, Inc.                                 12,874             269,549
MedImmune, Inc.                                      9,500             702,406
Merck & Co., Inc.                                  104,850           8,034,131
Pfizer, Inc.                                       287,125          13,782,000
Schering Plough Corp.                               66,800           3,373,400
Watson Pharmaceuticals, Inc.*                        4,450             239,187
                                                                  ------------
                                                                    54,966,965
                                                                  ------------
ELECTRIC & GAS -- 1.7%
AES Corp.*                                          19,400             885,125
Ameren Corp.                                         6,250             210,937
American Electric Power Co.                         14,650             434,006
Cinergy Corp.                                        7,236             184,066
Columbia Energy Group                                3,650             239,531
Consolidated Edison, Inc.                            9,650             285,881
CP&L Energy, Inc.                                    7,250             231,547
Dominion Resources, Inc.                            10,828             464,250
DTE Energy Co.                                       6,500             198,656
Duke Energy Corp.                                   16,761             944,901
Eastern Enterprises                                  1,200              75,600
Edison International                                15,200             311,600
Entergy Corp.                                       10,500             285,469
F.P.L. Group, Inc.                                   8,100             400,950
FirstEnergy Corp.                                   10,550             246,606
Florida Progress Corp.                               4,450             208,594
GPU, Inc.                                            5,500             148,844
New Century Energies, Inc.                           5,300             162,644
Niagara Mohawk Holdings, Inc.*                       7,900             110,106
Nicor, Inc.                                          2,100              68,512
Northern States Power Co.                            7,200             145,350
Oneok, Inc.                                          1,300              33,719
P.P.& L. Corp.                                       6,600             144,787
PECO Energy Co.                                      7,700             310,406
Peoples Energy Corp.                                 1,600              51,800
PG & E Corp.                                        17,600             433,400

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
ELECTRIC & GAS (CONTINUED)
Pinnacle West Capital Corp.                          3,900        $    132,112
Public Service Enterprise Group, Inc.                9,900             342,787
Reliant Energy, Inc.                                13,443             397,409
Sempra Energy                                        9,361             159,137
Southern Co.                                        29,600             690,050
TXU Corp.                                           12,007             354,206
Unicom Corp.                                         8,150             315,303
                                                                  ------------
                                                                     9,608,291
                                                                  ------------
ELECTRICAL -- 4.6%
Cooper Industries, Inc.                              4,300             140,019
Emerson Electric Co.                                19,500           1,177,312
General Electric Co.                               451,350          23,018,850
Grainger W.W., Inc.                                  4,300             132,494
Johnson Controls, Inc.                               3,900             200,119
Molex, Inc.                                          8,925             430,073
Solectron Corp.*                                    27,150           1,136,906
                                                                  ------------
                                                                    26,235,773
                                                                  ------------
ELECTRONICS -- 11.9%
Advanced Micro Devices, Inc.*                        6,950             536,887
Agilent Technologies, Inc.*                         20,639           1,522,126
Altera Corp.*                                        9,100             927,062
America Online, Inc.*                              104,750           5,525,563
American Power Conversion Corp.*                     8,800             358,600
Analog Devices, Inc.*                               16,150           1,227,400
Andrew Corp.*                                        3,687             123,745
Gateway, Inc.*                                      14,650             831,388
Intel Corp.                                        152,750          20,411,219
KLA Tencor Corp.*                                    8,500             497,781
Linear Technology Corp.                             14,200             907,025
LSI Logic Corp.*                                    14,000             757,750
Lucent Technologies, Inc.                          148,519           8,799,751
Maxim Integrated Products, Inc.                     12,900             876,394
Micron Technology, Inc.*                            25,300           2,227,981
Motorola, Inc.                                      98,170           2,853,066
National Semiconductor Corp.*                        8,100             459,675
Nortel Networks Corp.                              135,120           9,221,940
Novellus Systems, Inc.                               6,000             339,375
Parametric Technology Corp.*                        12,600             137,813
PE Corp.- PE Biosystems Group                        9,550             629,106
Sanmina Corp.*                                       6,800             580,975
Scientific Atlanta, Inc.                             7,300             543,850
Tektronix, Inc.                                      2,200             160,050
Tellabs, Inc.*                                      18,700           1,279,781
Teradyne, Inc.*                                      7,950             584,325
Texas Instruments, Inc.                             74,600           5,124,088
Thomas & Betts Corp.                                 2,600              49,725
Xilinx, Inc.*                                       14,700           1,213,669
                                                                  ------------
                                                                    68,708,110
                                                                  ------------
ENERGY SERVICES -- 0.8%
Baker Hughes, Inc.                                  15,020             480,640
CMS Energy Corp.                                     5,000             110,625
Constellation Energy Group                           6,800             221,425
Halliburton Co.                                     20,300             957,906
Rowan Cos., Inc.*                                    4,300             130,613



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
ENERGY SERVICES (CONTINUED)
Schlumberger, Ltd.                                  26,000        $  1,940,250
Transocean Sedco Forex, Inc.                         9,649             515,618
                                                                  ------------
                                                                     4,357,077
                                                                  ------------
FOOD & BEVERAGES -- 3.0%
Archer-Daniels-Midland Co.                          27,454             269,392
Bestfoods, Inc.                                     12,500             865,625
Campbell Soup Co.                                   19,250             560,656
Coca-Cola Co.                                      112,900           6,484,694
Coca-Cola Enterprises, Inc.                         19,150             312,384
Conagra, Inc.                                       22,500             428,906
Energizer Holdings, Inc.                                 1                  18
General Mills, Inc.                                 13,300             508,725
Heinz H.J. Co.                                      16,100             704,375
Hershey Foods Corp.                                  6,300             306,731
Kellogg Co.                                         18,550             551,863
Nabisco Group Holdings Corp.                        14,900             386,469
Pepsico, Inc.                                       65,700           2,919,544
Quaker Oats Co.                                      5,950             446,994
Ralston Purina Group                                14,000             279,125
Sara Lee Corp.                                      39,700             766,706
Unilever N.V                                        26,039           1,119,677
Wm. Wrigley Jr., Co.                                 5,250             420,984
                                                                  ------------
                                                                    17,332,868
                                                                  ------------
FOREST PRODUCTS & PAPER -- 0.6%
Boise Cascade Corp.                                  2,650              68,569
Fort James Corp.                                     9,400             217,375
Georgia Pacific Corp.                                7,800             204,750
International Paper Co.                             25,200             751,275
Kimberly-Clark Corp.                                25,378           1,456,063
Louisiana-Pacific Corp.                              4,800              52,200
Mead Corp.                                           4,700             118,675
Potlatch Corp.                                       1,300              43,063
Temple Inland, Inc.                                  2,350              98,700
Westvaco Corp.                                       4,600             114,138
Weyerhaeuser Co.                                    10,650             457,950
Willamette Industries, Inc.                          5,100             138,975
                                                                  ------------
                                                                     3,721,733
                                                                  ------------
HEALTH CARE SERVICES -- 1.6%
Bausch & Lomb, Inc.                                  2,400             185,700
Baxter International, Inc.                          13,250             931,641
Becton, Dickinson & Co.                             11,500             329,906
Biogen, Inc.*                                        6,750             434,953
Biomet, Inc.                                         5,400             207,563
Boston Scientific Corp.*                            18,550             406,941
C.R. Bard, Inc.                                      2,300             110,688
Cigna Corp.                                          7,400             691,900
Guidant Corp.                                       13,950             690,525
HCA-The Healthcare Co.                              25,482             774,016
Healthsouth Corp.*                                  17,600             126,500
Humana, Inc.*                                        7,700              40,906
IMS Health, Inc.                                    13,600             244,800
Manor Care, Inc.*                                    4,650              32,550
Medtronic, Inc.                                     54,600           2,719,763
Millipore Corp.                                      2,150             162,056

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
HEALTH CARE SERVICES (CONTINUED)
St. Jude Medical, Inc.*                              3,800        $    174,325
Tenet Healthcare Corp.*                             14,300             386,100
Unitedhealth Group, Inc.                             7,400             634,550
Wellpoint Health Networks, Inc.*                     2,800             202,825
                                                                  ------------
                                                                     9,488,208
                                                                  ------------
HOTELS & RESTAURANTS -- 0.5%
Darden Restaurants, Inc.                             5,600              91,000
Hilton Hotels Corp.                                 16,800             157,500
Marriott International, Inc. Class A                10,900             393,081
McDonald's Corp.                                    60,950           2,007,541
Tricon Global Restaurants, Inc.*                     6,680             188,710
Wendy's International, Inc.                          5,200              92,625
                                                                  ------------
                                                                     2,930,457
                                                                  ------------
HOUSEHOLD GOODS -- 0.2%
Black & Decker Corp.                                 3,900             153,319
Leggett & Platt, Inc.                                9,000             148,500
Maytag Corp.                                         3,600             132,750
Newell Rubbermaid, Inc.                             12,150             312,863
Tupperware Corp.                                     2,600              57,200
Whirlpool Corp.                                      3,300             153,863
                                                                  ------------
                                                                       958,495
                                                                  ------------
INSURANCE -- 2.9%
Aetna, Inc.                                          6,463             414,844
AFLAC, Inc.                                         12,100             555,844
Allstate Corp.                                      33,940             755,165
American General Corp.                              11,346             692,106
American International Group, Inc.                  70,272           8,256,960
Aon Corp.                                           11,650             361,878
Chubb Corp.                                          8,000             492,000
Cincinnati Financial Corp.                           7,300             229,494
Conseco, Inc.                                       14,882             145,100
Hartford Financial Services Group, Inc.              9,850             550,984
Jefferson-Pilot Corp.                                4,700             265,256
Lincoln National Corp.                               8,700             314,288
Loews Corp.                                          4,500             270,000
Marsh & McLennan Cos., Inc.                         12,250           1,279,359
MBIA, Inc.                                           4,450             214,434
MGIC Investment Corp.                                4,800             218,400
Progressive Corp.                                    3,350             248,109
Providian Financial Corp.                            6,450             580,500
Safeco Corp.                                         5,800             115,275
St. Paul Cos., Inc.                                  9,718             331,627
Torchmark Corp.                                      5,800             143,188
UnumProvident Corp.                                 10,934             219,363
                                                                  ------------
                                                                    16,654,174
                                                                  ------------
LEISURE -- 0.2%
Brunswick Corp.                                      4,000              66,250
Carnival Corp.                                      27,600             538,200
Hasbro, Inc.                                         7,875             118,617
Mattel, Inc.                                        19,437             256,325
                                                                  ------------
                                                                       979,392
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------


COMMON STOCK (CONTINUED)
MACHINERY & EQUIPMENT -- 1.9%
Applied Materials, Inc.*                            36,850        $  3,339,531
Briggs & Stratton Corp.                              1,000              34,250
Caterpillar, Inc.                                   15,900             538,613
Crane Co.                                            2,750              66,859
Danaher Corp.                                        6,500             321,344
Deere & Co.                                         10,700             395,900
Dover Corp.                                          9,250             375,203
Illinois Tool Works, Inc.                           13,800             786,600
Ingersoll Rand Co.                                   7,400             297,850
ITT Industries, Inc.                                 4,000             121,500
McDermott International, Inc.                        2,700              23,794
Milacron, Inc.                                       1,600              23,200
Pactiv Corp.                                         7,700              60,638
Pall Corp.                                           5,633             106,323
Parker-Hannifin Corp.                                5,125             175,531
Snap-On, Inc.                                        2,700              76,275
Stanley Works, Inc.                                  3,950              93,813
Thermo Electron Corp.*                               7,100             149,988
Timken Co.                                           2,800              52,150
Tyco International, Ltd.                            77,004           3,648,065
                                                                  ------------
                                                                    10,687,427
                                                                  ------------
MEDIA -- 3.4%
Clear Channel Communications, Inc.*                 15,500           1,162,500
Comcast Corp. Special Class A Non-Voting            40,950           1,661,034
Dow Jones & Co., Inc.                                4,050             296,663
Gannett Co., Inc.                                   12,200             729,713
Knight-Ridder, Inc.                                  3,500             186,156
McGraw-Hill Cos., Inc.                               8,850             477,900
Meredith Corp.                                       2,300              77,625
New York Times Co. Class A                           7,800             308,100
Omnicom Group, Inc.                                  8,100             721,406
R.R. Donnelley & Sons Co.                            5,600             126,350
Time Warner, Inc.                                   60,000           4,560,000
Times Mirror Co.                                     2,800             253,750
Tribune Co.                                          7,050             246,750
Viacom, Inc. Class B*                               69,569           4,743,736
Walt Disney Co.                                     94,750           3,677,484
Young & Rubicam, Inc.                                3,300             188,719
                                                                  ------------
                                                                    19,417,886
                                                                  ------------
METALS -- 0.5%
Alcan Aluminium, Ltd.                                9,950             308,450
Alcoa, Inc.                                         39,442           1,143,818
Barrick Gold Corp.                                  18,000             327,375
Bethlehem Steel Corp.*                               6,000              21,375
Engelhard Corp.                                      5,787              98,741
Freeport-McMoran Copper & Gold, Inc.*                7,300              67,525
Homestake Mining Co.                                11,900              81,813
Inco, Ltd.                                           8,250             126,844
Newmont Mining Corp.                                 7,674             165,950
Nucor Corp.                                          3,900             129,431
Phelps Dodge Corp.                                   3,577             133,020
Placer Dome, Inc.                                   14,900             142,481
USX-U.S. Steel Group, Inc.                           4,000              74,250
Worthington Industries, Inc.                         3,950              41,475
                                                                  ------------
                                                                     2,862,548
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
MISCELLANEOUS FINANCE -- 3.4%
American Express Co.                                60,900        $  3,174,413
Associates First Capital Corp. Class A              33,182             740,373
Bear Stearns Cos., Inc.                              5,055             210,414
Capital One Financial Corp.                          8,900             397,163
Charles Schwab Corp.                                62,075           2,087,272
Countrywide Credit Industries, Inc.                  5,200             157,625
Equifax, Inc.                                        6,400             168,400
Federal Home Loan Mortgage Corp.                    31,750           1,285,875
Federal National Mortgage Association               46,000           2,400,625
Franklin Resources, Inc.                            11,100             337,163
Household International, Inc.                       21,583             897,043
Lehman Brothers Holdings, Inc.                       5,500             520,094
Merrill Lynch & Co., Inc.                           17,700           2,035,500
Morgan Stanley Dean Witter & Co.                    51,638           4,298,864
PaineWebber Group, Inc.                              6,600             300,300
SLM Holding Corp.                                    7,150             267,678
T. Rowe Price Associates, Inc.                       5,500             233,750
                                                                  ------------
                                                                    19,512,552
                                                                  ------------
OFFICE EQUIPMENT -- 15.4%
3Com Corp.*                                         16,000             921,000
Adobe Systems, Inc.                                  5,450             707,819
Apple Computer, Inc.*                               14,800             774,225
Autodesk, Inc.                                       2,650              91,922
BMC Software, Inc.*                                 11,100             404,456
Cabletron Systems, Inc.*                             8,350             210,838
Cisco Systems, Inc.*                               317,350          20,171,559
Citrix Systems, Inc.*                                8,450             160,022
Compaq Computer Corp.                               77,421           1,979,074
Compuware Corp.*                                    16,450             169,641
Comverse Technology, Inc.*                           7,000             651,000
Dell Computer Corp.*                               117,500           5,794,219
EMC Corp.*                                          99,000           7,616,813
Hewlett Packard Co.                                 45,650           5,700,544
International Business Machines Corp.               80,900           8,863,606
Lexmark International Group, Inc. Class A*           5,850             393,413
Microsoft Corp.*                                   240,050          19,188,997
NCR Corp.*                                           4,300             167,431
Network Appliance, Inc.*                            13,850           1,114,059
Novell, Inc.*                                       15,000             138,750
Pitney Bowes, Inc.                                  11,800             472,000
Seagate Technology, Inc.*                           10,350             569,250
Sun Microsystems, Inc.*                             72,400           6,583,875
Unisys Corp.*                                       14,200             206,788
VERITAS Software Corp.*                             17,800           2,011,400
Xerox Corp.                                         30,350             607,000
Yahoo! Inc.*                                        24,800           3,072,100
                                                                  ------------
                                                                    88,741,801
                                                                  ------------
OIL & GAS -- 5.4%
Amerada Hess Corp.                                   4,100             253,175
Anadarko Petroleum Corp.                             5,850             288,478
Apache Corp.                                         5,200             305,825
Ashland, Inc.                                        3,250             113,953
Burlington Resources, Inc.                           9,782             374,162
Chevron Corp.                                       29,700           2,518,931



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
OIL & GAS (CONTINUED)
Coastal Corp.                                        9,750        $    593,531
Conoco, Inc. Class B                                28,517             700,449
El Paso Energy Corp.                                10,550             537,391
Enron Corp.                                         33,400           2,154,300
Exxon Mobil Corp.                                  158,767          12,473,132
Kerr-McGee Corp.                                     4,312             254,139
Occidental Petroleum Corp.                          16,835             354,587
Phillips Petroleum Co.                              11,600             587,975
Royal Dutch Petroleum Co.                           97,800           6,020,813
Sunoco, Inc.                                         4,055             119,369
Texaco, Inc.                                        25,200           1,341,900
Tosco Corp.                                          6,600             188,925
Union Pacific Resources Group, Inc.                 11,501             253,022
Unocal Corp.                                        11,100             367,688
USX-Marathon Group, Inc.                            14,200             355,888
Williams Cos., Inc.                                 20,200             842,088
                                                                  ------------
                                                                    30,999,721
                                                                  ------------
PHOTOGRAPHIC -- 0.1%
Eastman Kodak Co.                                   14,100             838,950
Polaroid Corp.                                       2,000              36,125
                                                                  ------------
                                                                       875,075
                                                                  ------------
POLLUTION CONTROL -- 0.1%
Allied Waste Industries, Inc.*                       8,600              86,000
Waste Management, Inc.                              28,375             539,125
                                                                  ------------
                                                                       625,125
                                                                  ------------
RAILROADS -- 0.3%
Burlington Northern Santa Fe Corp.                  19,493             447,121
CSX Corp.                                            9,950             210,816
Kansas City Southern Industries, Inc.                5,100             452,306
Norfolk Southern Corp.                              17,500             260,313
Union Pacific Corp.                                 11,300             420,219
                                                                  ------------
                                                                     1,790,775
                                                                  ------------
RETAIL -- 5.1%
American Greetings Corp. Class A                     2,900              55,100
Autozone, Inc.*                                      6,100             134,200
Bed, Bath & Beyond, Inc.*                            6,450             233,409
Best Buy Co., Inc.*                                  9,300             588,225
Circuit City Stores, Inc.                            9,300             308,644
Consolidated Stores Corp.*                           5,100              65,981
Costco Wholesale Corp.*                             20,342             671,286
CVS Corp.                                           17,750             710,000
Dillard's, Inc. Class A                              4,300              52,675
Dollar General Corp.                                15,038             293,241
Federated Department Stores, Inc.*                   9,800             330,750
Gap, Inc.                                           38,812           1,212,875
Harcourt General, Inc.                               3,300             179,438
Home Depot, Inc.                                   105,547           5,270,753
K Mart Corp.*                                       21,900             149,194
Kohls Corp.*                                        14,900             828,813
Limited, Inc.                                       19,600             423,850
Longs Drug Stores, Inc.                              1,800              39,150
Lowe's Cos., Inc.                                   17,400             714,488

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
RETAIL (CONTINUED)
May Department Stores Co.                           15,150        $    363,600
Nordstrom, Inc.                                      6,100             147,163
Office Depot, Inc.*                                 14,400              90,000
Penney, J.C. Co.                                    11,950             220,328
RadioShack Corp.                                     8,500             402,688
Rite Aid Corp.                                      11,800              77,438
Sears, Roebuck & Co.                                16,100             525,263
Staples, Inc.*                                      22,100             339,788
Target Corp.                                        20,800           1,206,400
Tiffany & Co., Inc.                                  3,300             222,750
TJX Cos., Inc.                                      13,650             255,938
Toys "R" Us, Inc.*                                   9,900             144,169
Wal-Mart Stores, Inc.                              203,350          11,718,044
Walgreen Co.                                        45,950           1,479,016
                                                                  ------------
                                                                    29,454,657
                                                                  ------------
RETAIL - FOOD -- 0.6%
Albertson's, Inc.                                   19,360             643,720
Great Atlantic & Pacific Tea Co., Inc.               1,800              29,925
Kroger Co.*                                         38,050             839,478
Safeway, Inc.*                                      22,650           1,022,081
Starbucks Corp.                                      8,400             320,775
Supervalu, Inc.                                      6,000             114,375
Sysco Corp.                                         15,150             638,194
Winn-Dixie Stores, Inc.                              6,600              94,463
                                                                  ------------
                                                                     3,703,011
                                                                  ------------
TELEPHONES -- 7.3%
ADC Telecommunications, Inc.*                       13,900           1,164,994
Alltel Corp.                                        14,400             891,900
AT&T Corp.                                         171,212           5,414,580
Bell Atlantic Corp.                                 70,504           3,582,485
BellSouth Corp.                                     85,850           3,659,356
CenturyTel, Inc.                                     6,400             184,000
Global Crossing, Ltd.*                              40,270           1,059,604
GTE Corp.                                           43,950           2,735,888
Nextel Communications, Inc. Class A*                34,600           2,117,088
Qualcomm, Inc.*                                     33,850           2,028,884
SBC Communications, Inc.                           155,168           6,711,016
Sprint Corp. (FON Group)                            39,950           2,037,450
Sprint Corp. (PCS Group)*                           41,750           2,484,125
US West, Inc.                                       23,161           1,986,056
Worldcom, Inc.*                                    130,628           5,992,560
                                                                  ------------
                                                                    42,049,986
                                                                  ------------
THRIFT INSTITUTIONS -- 0.2%
Charter One Financial, Inc.                          9,600             220,800
Golden West Financial Corp.                          7,250             295,891
Washington Mutual, Inc.                             24,993             721,673
                                                                  ------------
                                                                     1,238,364
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------


COMMON STOCK (CONTINUED)
TRUCKING -- 0.0%
Cummins Engine Co., Inc.                             1,900        $     51,775
Paccar, Inc.                                         3,490             138,509
Ryder System, Inc.                                   2,730              51,699
                                                                  ------------
                                                                       241,983
                                                                  ------------
TOTAL COMMON STOCK
(Cost $342,516,349)                                                568,632,011
                                                                  ------------
CONVERTIBLE PREFERRED STOCK -- 0.0%
CONTAINERS
Sealed Air Corp., $2.00, 04/01/18, Series A          1,282              64,901
  (Cost $42,011)                                                  ------------


  COUPON                                              PAR
   RATE                         MATURITY             (000)
 --------                       --------             -----
ASSET-BACKED SECURITIES -- 0.8%
Wesley Commercial & Residential Funding
  Series 2000-1, Class A
  (Cost $4,459,134)
    6.645%                       07/31/00           $4,459           4,463,125
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- 0.2%
U.S. Treasury Bills**
  (Cost $988,208)
    5.660%                       09/14/00            1,000             988,563
                                                                  ------------


                                                   SHARES
                                                  --------

TEMPORARY INVESTMENTS -- 0.2%
Dreyfus Cash Management Plus #719                  199,089             199,089
Goldman Sachs Financial Square
  Money Market Portfolio                           416,610             416,610
J.P. Morgan Institutional Prime
  Money Market Portfolio                           455,597             455,597
                                                                  ------------
TOTAL TEMPORARY INVESTMENTS
(Cost $1,071,296)                                                    1,071,296
                                                                  ------------
TOTAL INVESTMENTS -- 100.0%
(Cost $349,076,998)                                               $575,219,896
                                                                  ============

------------------
(DAGGER) See Note 2a to the Financial Statements.
*  Non-income producing security.
** Securities pledged as collateral for futures contracts.

                                               NUMBER OF           UNREALIZED
                                               CONTRACTS          DEPRECIATION
                                               ---------          ------------
Futures Contracts -- Long Position
  S&P 500 Index, September 2000                    27               $(94,750)
                                                   ==               =========

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                   INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $349,076,998) ...............       $575,219,896
   Collateral for securities loaned .......................         58,652,665
   Dividends receivable ...................................            446,629
   Interest receivable ....................................             32,156
   Receivable for securities sold .........................          8,762,809
   Receivable for capital stock sold ......................            524,314
   Futures margin receivable ..............................             68,175
   Other assets ...........................................              6,404
                                                                  ------------
          Total assets ....................................        643,713,048
                                                                  ------------

LIABILITIES
   Payable upon return of securities loaned ...............         58,652,665
   Payable for securities purchased .......................          6,190,834
   Payable for capital stock redeemed .....................            370,021
   Accrued expenses .......................................            201,272
                                                                  ------------
          Total liabilities ...............................         65,414,792
                                                                  ------------

NET ASSETS
Applicable to 16,889,068 Institutional Shares and 784,995
  N Shares of beneficial interest outstanding, $.001
  par value (Note 7) ......................................       $578,298,256
                                                                  ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($552,619,130/16,889,068) ...............................             $32.72
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
  ($25,679,126/784,995) ...................................             $32.71
                                                                        ======

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 52.2%
AEROSPACE -- 2.9%
Alliant Techsystems, Inc.*                             760         $    51,252
B.F. Goodrich Co.                                    1,500              51,094
Esterline Technologies Corp.*                        3,200              47,400
Litton Industries, Inc.*                             3,200             134,400
Lockheed Martin Corp.                                5,000             124,062
Triumph Group, Inc.*                                   700              19,512
United Technologies Corp.                              600              35,325
                                                                   -----------
                                                                       463,045
                                                                   -----------
AIR TRANSPORT -- 0.7%
Alaska Air Group, Inc.*                                350               9,494
Delta Air Lines, Inc.                                  500              25,281
Mesaba Holdings, Inc.*                               3,600              32,850
UAL Corp.                                              700              40,731
                                                                   -----------
                                                                       108,356
                                                                   -----------
ALCOHOLIC BEVERAGES & TOBACCO -- 0.7%
Anheuser-Busch Cos., Inc.                              800              59,750
Canandaigua Brands, Inc. Class A*                      900              45,394
                                                                   -----------
                                                                       105,144
                                                                   -----------
APPAREL, TEXTILES -- 0.2%
Timberland Co. Class A*                                500              35,406
                                                                   -----------
AUTO RELATED -- 0.6%
Avis Group Holdings, Inc.*                           2,250              42,187
Dollar Thrifty Automotive Group, Inc.*               2,600              47,937
Tower Automotive, Inc.*                                650               8,125
Visteon Corp.*                                         340               4,128
                                                                   -----------
                                                                       102,377
                                                                   -----------
AUTOS -- 1.2%
Ford Motor Co.                                       2,600             111,800
General Motors Corp.                                 1,400              81,287
                                                                   -----------
                                                                       193,087
                                                                   -----------
BANKS -- 3.6%
Bank of New York Co., Inc.                           2,900             134,850
Citigroup, Inc.                                      1,500              90,375
Dain Rauscher Corp.                                    930              61,380
Doral Financial Corp.                                1,350              15,356
First Citizens BancShares, Inc. Class A                970              57,351
GBC Bancorp                                          1,200              35,100
Southtrust Corp.                                     2,200              49,775
Wells Fargo Co.                                      3,300             127,875
                                                                   -----------
                                                                       572,062
                                                                   -----------
BUSINESS SERVICES -- 4.1%
Amdocs, Ltd.*                                          652              50,041
Automatic Data Processing, Inc.                      3,100             166,044
DeVry, Inc.*                                         1,300              34,369
Electronic Data Systems Corp.                        2,400              99,000
Fiserv, Inc.*                                        1,500              64,875
Oracle Corp.*                                        1,300             109,200
Reynolds & Reynolds Co. Class A                      2,900              52,925
Viad Corp.                                           3,200              87,200
                                                                   -----------
                                                                       663,654
                                                                   -----------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
CASINOS -- 0.6%
Mandalay Resort Group*                               4,800         $    96,000
                                                                   -----------
CHEMICALS -- 1.3%
Cytec Industries, Inc.*                              1,550              38,266
F.M.C. Corp.*                                        2,130             123,540
Schulman (A.), Inc.                                    900              10,800
W.R. Grace & Co.*                                    3,500              42,437
                                                                   -----------
                                                                       215,043
                                                                   -----------
CONSTRUCTION -- 1.7%
Centex Corp.                                         2,200              51,700
Fleetwood Enterprises, Inc.                          1,650              23,512
LNR Property Corp.                                   3,200              62,400
M.D.C. Holdings, Inc.                                1,650              30,731
NVR, Inc.*                                             950              54,150
Sherwin Williams Co.                                 2,600              55,087
                                                                   -----------
                                                                       277,580
                                                                   -----------
CONTAINERS -- 0.3%
Crown Cork & Seal Co., Inc.                          1,300              19,500
Owens-Illinois, Inc.*                                2,200              25,712
                                                                   -----------
                                                                        45,212
                                                                   -----------
DRUGS -- 2.3%
King Pharmaceuticals, Inc.*                          1,118              49,030
Merck & Co., Inc.                                    1,900             145,587
Pfizer, Inc.                                         3,575             171,600
                                                                   -----------
                                                                       366,217
                                                                   -----------
ELECTRIC & GAS -- 1.6%
Energy East Corp.                                    4,400              83,875
Reliant Energy, Inc.                                 5,600             165,550
                                                                   -----------
                                                                       249,425
                                                                   -----------
ELECTRICAL -- 0.2%
Technitrol, Inc.                                       340              32,937
                                                                   -----------
ELECTRONICS -- 3.3%
Agilent Technologies, Inc.*                            190              14,012
Arrow Electronics, Inc.*                             1,000              31,000
C&D Technologies, Inc.                               1,100              62,150
Intel Corp.                                          1,800             240,525
Tellabs, Inc.*                                         600              41,062
Texas Instruments, Inc.                                800              54,950
Vishay Intertechnology, Inc.*                        2,250              85,359
                                                                   -----------
                                                                       529,058
                                                                   -----------
FOOD & BEVERAGES -- 0.6%
Smithfield Foods, Inc.*                              3,500              98,219
                                                                   -----------
FOREST PRODUCTS & PAPER -- 0.9%
American Israeli Paper Mills, Ltd.                     550              35,750
Boise Cascade Corp.                                  1,500              38,812
Buckeye Technologies, Inc.*                            750              16,453
Georgia Pacific Corp.                                2,200              57,750
                                                                   -----------
                                                                       148,765
                                                                   -----------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
HEALTH CARE SERVICES -- 1.8%
Beckman Coulter, Inc.                                  800         $    46,700
Health Care Property Investors, Inc.                 2,000              54,500
St. Jude Medical, Inc.*                              2,100              96,338
Wellpoint Health Networks, Inc.*                     1,200              86,925
                                                                   -----------
                                                                       284,463
                                                                   -----------
HOTELS & RESTAURANTS -- 1.3%
Brinker International, Inc.*                         1,200              35,100
Darden Restaurants, Inc.                             5,475              88,969
Outback Steakhouse, Inc.*                            2,800              81,900
                                                                   -----------
                                                                       205,969
                                                                   -----------
INSURANCE -- 1.7%
AXA Financial, Inc.                                  3,900             132,600
AmerUs Life Holdings, Inc. Class A                     900              18,563
CNA Surety Corp.                                     5,600              66,850
Gallagher (Arthur J.) & Co.                          1,240              52,080
                                                                   -----------
                                                                       270,093
                                                                   -----------
MACHINERY & EQUIPMENT -- 0.7%
Applied Materials, Inc.*                               600              54,375
Gardner Denver Machinery, Inc.*                      1,550              27,706
SPS Technologies, Inc.*                                550              22,584
                                                                   -----------
                                                                       104,665
                                                                   -----------
MEDIA -- 0.3%
Walt Disney Co.                                      1,100              42,694
                                                                   -----------
METALS -- 0.4%
Commercial Metals Co.                                1,400              38,500
Reliance Steel & Aluminum Corp.                      1,200              22,950
                                                                   -----------
                                                                        61,450
                                                                   -----------
MISCELLANEOUS FINANCE -- 3.3%
Advanta Corp. Class A                                1,100              13,338
American Express Co.                                 1,200              62,550
Financial Federal Corp.*                             3,200              55,600
Lehman Brothers Holdings, Inc.                       1,800             170,213
Morgan Stanley Dean Witter & Co.                     1,600             133,200
PaineWebber Group, Inc.                              2,200             100,100
                                                                   -----------
                                                                       535,001
                                                                   -----------
OFFICE EQUIPMENT -- 3.9%
Adobe Systems, Inc.                                    700              90,913
Apple Computer, Inc.*                                1,000              52,313
Compaq Computer Corp.                                1,300              33,231
Dell Computer Corp.*                                 1,500              73,969
Hewlett Packard Co.                                    700              87,413
International Business Machines Corp.                2,100             230,081
Tech Data Corp.*                                     1,350              58,725
                                                                   -----------
                                                                       626,645
                                                                   -----------
OIL & GAS -- 4.2%
Coastal Corp.                                        4,600             280,025
Conoco, Inc. Class B                                 8,000             196,500
Texaco, Inc.                                           700              37,275
USX-Marathon Group, Inc.                             6,600             165,413
                                                                   -----------
                                                                       679,213
                                                                   -----------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
POLLUTION CONTROL -- 0.4%
Republic Services, Inc.*                             3,600         $    57,600
                                                                   -----------
RAILROADS -- 0.2%
Canadian Pacific, Ltd.                               1,400              36,663
                                                                   -----------
RETAIL -- 2.3%
BJ's Wholesale Club, Inc.*                           2,300              75,900
Federated Department Stores, Inc.*                   1,200              40,500
Intimate Brands, Inc. Class A                        4,150              81,963
Limited, Inc.                                        3,000              64,875
Musicland Stores Corp.*                              3,450              25,659
Ross Stores, Inc.                                    2,400              40,800
Target Corp.                                           700              40,600
                                                                   -----------
                                                                       370,297
                                                                   -----------
RETAIL - FOOD -- 1.0%
Supervalu, Inc.                                      3,900              74,344
Sysco Corp.                                          1,900              80,038
                                                                   -----------
                                                                       154,382
                                                                   -----------
TELEPHONES -- 3.3%
ADC Telecommunications, Inc.*                        2,800             234,675
BellSouth Corp.                                      2,400             102,300
GTE Corp.                                            1,100              68,475
Sprint Corp. (FON Group)                               900              45,900
Worldcom, Inc.*                                      1,700              77,988
                                                                   -----------
                                                                       529,338
                                                                   -----------
THRIFT INSTITUTIONS -- 0.4%
Dime Community Bancshares, Inc.                      3,600              57,600
                                                                   -----------
TRUCKING -- 0.2%
CNF Transportation, Inc.                             1,600              36,400
                                                                   -----------
TOTAL COMMON STOCK
  (Cost $7,498,213)                                                  8,354,060
                                                                   -----------


  COUPON                                             PAR
   RATE                          MATURITY           (000)
-----------                      --------           ------

ASSET-BACKED SECURITIES -- 1.8%
First Plus Home Loan Trust
  Series 1997-3, Class A6 (Cost $287,653)
    7.080%                       07/10/17          $   285             283,028
                                                                   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.5%
Asset Securitization Corp.
  Series 1997-D5, Class PS1 IO
    1.610%                       02/14/41            2,901             246,908
DLJ Mortgage Acceptance Corp.
  Series 1998-A, Class A2
    6.427%                       05/28/28              333             301,948
Federal National Mortgage Association
  Series 145, Class 1 PO
    9.690%                       06/25/22              412             314,320

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage Association
  Series 1997-20 IO
    1.840%                       03/25/27          $ 2,148         $   144,432
Federal National Mortgage Association
  Series 1997-84, Class PL IO
    6.500%                       02/25/09            3,092             258,770
Federal National Mortgage Association
  Series 1998-61, Class PB
    5.500%                       12/25/08              520             496,742
Norwest Asset Securities Corp.
  Series 1997-10, Class A6
    6.750%                       08/25/27              143             142,190
Structured Asset Securities Corp.
  Series 1998-R3, Class A1 IO
    6.100%                       01/15/13              538              98,129
                                                                   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,021,170)                                                  2,003,439
                                                                   -----------
MORTGAGE-BACKED SECURITIES -- 10.6%
Federal National Mortgage Association
    7.000%                       01/15/30              600             578,719
Federal National Mortgage Association
  Pool #345739
    7.500%                       03/01/27               40              39,959
Federal National Mortgage Association
  Pool #363317
    7.500%                       11/01/26               11              10,680
Federal National Mortgage Association
  Pool #368941
    7.500%                       12/01/26              330             326,939
Federal National Mortgage Association
  Pool #371323
    7.500%                       03/01/27              242             239,544
Government National Mortgage Association
  Pool #354675
    6.500%                       10/15/23              529             507,900
                                                                   -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $1,721,007)                                                  1,703,741
                                                                   -----------
CORPORATE BONDS -- 2.6%
FINANCE - BANK -- 0.8%
NationsBank Corp.
    7.250%                       10/15/25              140             126,500
                                                                   -----------
FINANCE - NON-BANK -- 0.9%
General Motors Acceptance Corp.
    7.750%                       01/19/10              150             149,186
                                                                   -----------
INDUSTRIAL -- 0.2%
Nordstrom, Inc.
    6.950%                       03/15/28               40              33,075
                                                                   -----------
TELEPHONES -- 0.7%
Sprint Capital Corp.
    6.900%                       05/01/19              125             111,227
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $443,974)                                                      419,988
                                                                   -----------



  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

YANKEE BONDS -- 2.3%
Empresa Nacional Electric
    7.750%                       07/15/08          $   150         $   139,625
Korea Development Bank
    7.375%                       09/17/04               90              87,732
United Utilities P.L.C.
    6.450%                       04/01/08              150             134,033
                                                                   -----------
TOTAL YANKEE BONDS
  (Cost $388,609)                                                      361,390
                                                                   -----------
U.S. TREASURY OBLIGATIONS -- 14.4%
U.S. TREASURY BONDS -- 4.0%
    8.750%                       08/15/20              505             647,978
                                                                   -----------
U.S. TREASURY NOTES -- 5.6%
    7.000%                       07/15/06              790             818,638
    5.625%                       05/15/08               22              21,223
    6.500%                       02/15/10               55              56,822
                                                                   -----------
                                                                       896,683
                                                                   -----------
U.S. TREASURY STRIPS -- 4.8%
    0.000%                       11/15/04              535             406,847
    0.000%                       02/15/15              900             362,944
                                                                   -----------
                                                                       769,791
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,292,152)                                                  2,314,452
                                                                   -----------

                                                   SHARES
                                                  --------
TEMPORARY INVESTMENTS -- 3.6%
Dreyfus Cash Management Plus #719                  184,034             184,034
Goldman Sachs Financial Square
  Money Market Portfolio                           199,823             199,823
J.P. Morgan Institutional Prime
  Money Market Portfolio                           185,623             185,623
                                                                   -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $569,480)                                                      569,480
                                                                   -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $15,222,258)                                               $16,009,578
                                                                   ===========

-------------
(DAGGER)See Note 2a to the Financial Statements.
*Non-income producing security.
IO -- Interest Only Security.
PO -- Principal Only Security; interest rate is effective yield.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                  BALANCED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
   Investments at value (Cost $15,222,258) ................        $16,009,578
   Collateral for securities loaned .......................            641,859
   Dividends receivable ...................................              4,796
   Interest receivable ....................................            116,923
   Receivable for securities sold .........................            580,070
   Receivable for capital stock sold ......................          5,800,059
   Other assets ...........................................             42,672
                                                                   -----------
          Total assets ....................................         23,195,957
                                                                   -----------

LIABILITIES
   Payable upon return of securities loaned ...............            641,859
   Payable for securities purchased .......................          1,158,617
   Payable for capital stock redeemed .....................          2,709,959
   Accrued expenses .......................................             18,356
                                                                   -----------
          Total liabilities ...............................          4,528,791
                                                                   -----------

NET ASSETS
Applicable to 1,286,766 Institutional Shares, 150,145 N
  Shares and 10,246 A Shares of beneficial interest
  outstanding, $.001 par value (Note 7) ...................        $18,667,166
                                                                   ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($16,598,382/1,286,766) .................................             $12.90
                                                                        ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER N SHARE
  ($1,936,675/150,145) ....................................             $12.90
                                                                        ======
NET ASSET VALUE AND REDEMPTION PRICE PER A SHARE
  ($132,109/10,246) .......................................             $12.89
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE PER A SHARE
  ($12.89/0.945) (Note 5) .................................             $13.64
                                                                        ======

                                        See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 94.8%
AUSTRALIA -- 4.0%
National Australia Bank, Ltd.                      206,112        $  3,452,484
North, Ltd.                                      1,900,000           4,506,154
Orica, Ltd.                                        605,000           2,752,741
                                                                  ------------
                                                                    10,711,379
                                                                  ------------
AUSTRIA -- 1.8%
Bank Austria A.G                                    30,500           1,491,670
Boehler-Uddeholm A.G                                35,000           1,229,630
VA Technologie A.G                                  39,500           2,089,350
                                                                  ------------
                                                                     4,810,650
                                                                  ------------
BERMUDA -- 1.1%
XL Capital, Ltd.- A                                 55,000           2,976,875
                                                                  ------------
BRAZIL -- 1.7%
Companhia Vale do Rio Doce ADR                      75,000           2,118,750
Embratel Participacoes S.A. ADR                    105,000           2,480,625
                                                                  ------------
                                                                     4,599,375
                                                                  ------------
CHINA -- 0.8%
Shanghai Petrochemical Co., Ltd.                15,000,000           2,039,761
                                                                  ------------
CROATIA -- 0.4%
Pliva D.D. GDR                                     116,000           1,197,700
                                                                  ------------
CZECH REPUBLIC -- 0.6%
Komercni Banka A.S. GDR*                           221,900           1,508,920
                                                                  ------------
DENMARK -- 0.9%
Nordic Baltic Holding AB*                          321,411           2,354,160
                                                                  ------------
FINLAND -- 0.8%
Fortum Oyj                                         274,400           1,078,451
Metso Oyj                                          100,000           1,207,822
                                                                  ------------
                                                                     2,286,273
                                                                  ------------
FRANCE -- 3.9%
Alstom                                             110,000           2,985,142
Compagnie de Saint Gobain                           20,000           2,714,724
Pechiney S.A.- A                                    60,000           2,513,420
Usinor S.A                                         200,000           2,450,153
                                                                  ------------
                                                                    10,663,439
                                                                  ------------
GERMANY -- 5.5%
BASF A.G                                            61,000           2,485,142
DaimlerChrysler A.G                                 50,000           2,664,877
E.On A.G                                            68,920           3,336,331
Jenoptik A.G                                        50,700           1,458,014
Linde A.G                                           60,000           2,432,899
Merck KGAA                                          80,000           2,453,988
                                                                  ------------
                                                                    14,831,251
                                                                  ------------
GREECE -- 0.9%
Hellenic Telecommunications Organization
  (OTE) S.A                                        100,000           2,450,070
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------


COMMON STOCK (CONTINUED)
HONG KONG -- 3.1%
HSBC Holdings P.L.C                                249,102        $  2,844,130
Hutchison Whampoa, Ltd.                            220,000           2,765,865
Smartone Telecommunications
Holdings, Ltd.                                   1,200,000           2,655,538
                                                                  ------------
                                                                     8,265,533
                                                                  ------------
HUNGARY -- 0.8%
Magyar Tavkozlesi Rt. ADR                           60,000           2,066,250
                                                                  ------------
INDONESIA -- 0.6%
PT Indosat                                       1,500,000           1,765,267
                                                                  ------------
IRELAND -- 2.1%
Eircom P.L.C                                     1,000,000           2,679,256
Elan Corp. P.L.C. ADR*                              61,000           2,954,688
                                                                  ------------
                                                                     5,633,944
                                                                  ------------
ITALY -- 1.3%
ENI S.P.A                                          600,000           3,479,678
                                                                  ------------
JAPAN -- 23.5%
Asahi Chemical Industry Co., Ltd.                  510,000           3,615,260
Dai-Ichi Kangyo Bank, Ltd.                         449,000           3,416,256
Daiichi Pharmaceutical Co., Ltd.                   230,000           5,847,743
Daito Trust Construction Co., Ltd.                 172,800           2,858,182
Daiwa Securities Co., Ltd.                         285,000           3,771,213
Dowa Fire & Marine Insurance Co.                   785,000           2,107,153
Fujitsu, Ltd.                                      100,000           3,468,760
Hitachi, Ltd.                                      353,000           5,104,748
Honda Motor Co., Ltd.                               70,000           2,388,435
JGC Corp.                                          900,000           3,640,780
Kyushu Electric Power Co., Inc.                         90               1,301
Marubeni Corp.                                   1,300,000           4,484,813
Marui Co., Ltd.                                    130,000           2,494,293
Nihon Unisys, Ltd.                                 150,000           3,041,072
Nippon Fire & Marine Insurance Co., Ltd.         1,153,000           3,476,387
Nishimatsu Construction Co., Ltd.                  467,000           1,845,021
NTT DoCoMo, Inc.                                        70           1,898,839
Sankyo Co., Ltd.                                   120,000           2,716,407
Sumitomo Trust & Banking Co., Ltd.                 743,000           5,302,051
Toyo Trust & Banking Co., Ltd.                     660,000           2,233,238
                                                                  ------------
                                                                    63,711,952
                                                                  ------------
MALAYSIA -- 1.1%
Technology Resources Industries BHD              1,675,000           1,780,827
United Engineers (Malaysia) BHD                    532,000           1,085,023
                                                                  ------------
                                                                     2,865,850
                                                                  ------------
MEXICO -- 0.9%
Telefonos de Mexico S.A. ADR                        44,000           2,513,500
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
NETHERLANDS -- 4.3%
ABN AMRO Holding N.V                               125,000        $  3,074,674
DSM N.V                                             65,000           2,093,558
European Vinyls Corp. International N.V            184,000           1,675,613
ING Groep N.V                                       40,615           2,756,463
Koninklijke KPN N.V                                 46,000           2,065,855
                                                                  ------------
                                                                    11,666,163
                                                                  ------------
NEW ZEALAND -- 2.3%
Air New Zealand, Ltd.-B                          1,525,000           1,557,829
Carter Holt Harvey, Ltd.                         1,478,600           1,287,694
Fletcher Challenge Energy, Ltd.                  1,035,000           3,386,222
                                                                  ------------
                                                                     6,231,745
                                                                  ------------
NORWAY -- 1.3%
Odfjell A.S.A.- A                                   79,000           1,016,676
Petroleum Geo-Services A.S.A.*                     150,200           2,574,367
                                                                  ------------
                                                                     3,591,043
                                                                  ------------
PERU -- 0.2%
Southern Peru Copper Corp., Ltd.                    54,700             666,656
                                                                  ------------
PHILIPPINES -- 0.3%
Philippine National Bank*                          698,620             913,100
                                                                  ------------
PORTUGAL -- 0.8%
Portugal Telecom S.A                               190,000           2,141,871
                                                                  ------------
RUSSIA -- 1.1%
Lukoil Holding ADR                                  30,000           1,533,600
Rostelecom ADR                                     100,000           1,362,500
                                                                  ------------
                                                                     2,896,100
                                                                  ------------
SINGAPORE -- 1.5%
City Developments, Ltd.                            480,000           1,860,056
United Overseas Bank, Ltd.                         326,064           2,131,039
                                                                  ------------
                                                                     3,991,095
                                                                  ------------
SLOVAKIA -- 0.1%
Slovakofarma A.S. GDR                              157,000             365,025
                                                                  ------------
SLOVENIA -- 0.4%
SKB Banka D.D. GDR                                 129,500           1,103,988
                                                                  ------------
SOUTH AFRICA -- 0.8%
Old Mutual P.L.C                                 1,000,000           2,198,940
                                                                  ------------
SPAIN -- 2.9%
Iberdrola S.A                                      212,774           2,753,498
Repsol S.A                                         146,906           2,936,148
Telefonica S.A.*                                    95,752           2,065,203
                                                                  ------------
                                                                     7,754,849
                                                                  ------------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------


COMMON STOCK (CONTINUED)
SWEDEN -- 3.7%
ABB, Ltd.                                           23,669        $  2,758,008
Assidoman AB                                       125,000           1,788,622
AstraZeneca Group P.L.C                             75,095           3,510,424
Atlas Copco AB                                     100,000           1,881,259
                                                                  ------------
                                                                     9,938,313
                                                                  ------------
SWITZERLAND -- 6.3%
ABB, Ltd.                                           13,155           1,579,584
Novartis A.G                                         2,250           3,575,492
Roche Holding A.G                                      250           2,441,469
Schweizerische Lebensversicherungs
  und Rentenanstalt                                  5,000           2,998,026
Swisscom A.G                                        10,000           3,474,635
UBS A.G                                             20,000           2,939,603
                                                                  ------------
                                                                    17,008,809
                                                                  ------------
TAIWAN -- 0.5%
R.O.C. Taiwan Fund*                                170,000           1,476,875
                                                                  ------------
THAILAND -- 1.7%
Advanced Information Service Public Co.,
  Ltd.*                                            200,000           2,488,290
Bangkok Bank Public Co., Ltd.*                   1,000,000           1,223,749
Thailand International Fund*                           155             899,000
                                                                  ------------
                                                                     4,611,039
                                                                  ------------
UNITED KINGDOM -- 10.8%
British Airways P.L.C                              450,000           2,588,769
British Telecommunications P.L.C                   200,000           2,585,741
Cable & Wireless P.L.C                             130,844           2,216,568
Corus Group P.L.C                                  715,000           1,044,553
Marks & Spencer P.L.C                              400,000           1,406,413
National Power P.L.C                               452,380           2,883,253
Nycomed Amersham P.L.C                             310,000           3,078,667
Rolls-Royce P.L.C                                  846,917           3,006,636
Royal & Sun Alliance Insurance
  Group P.L.C                                      502,936           3,266,384
Royal Bank of Scotland Group P.L.C                 131,450           2,200,964
Sainsbury (J.) P.L.C                               548,732           2,492,176
Unilever P.L.C                                     400,000           2,422,240
                                                                  ------------
                                                                    29,192,364
                                                                  ------------
TOTAL COMMON STOCK
  (Cost $244,520,561)                                              256,479,802
                                                                  ------------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                               INTERNATIONAL FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

U.S. TREASURY OBLIGATIONS -- 4.6%
U.S. Treasury Bills
    4.910%                       07/20/00          $   413        $    411,930
    5.120%                       07/20/00              409             407,895
    5.150%                       07/20/00              619             617,318
    5.290%                       07/20/00            1,821           1,815,916
    5.300%                       07/20/00            3,149           3,140,192
    5.310%                       07/20/00            3,808           3,797,328
    5.360%                       07/20/00            1,183           1,179,653
    5.400%                       07/20/00              904             901,424
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $12,271,656)                                                12,271,656
                                                                  ------------
                                                   SHARES
                                                   ------
TEMPORARY INVESTMENTS -- 0.0%
Provident Institutional Funds - TempCash
  (Cost $3,376)                                      3,376               3,376
                                                                  ------------
TOTAL INVESTMENTS -- 99.4%
  (Cost $256,795,593)                                              268,754,834
                                                                  ------------
CURRENCY -- 0.5%
Euro Currency                                            2                   2
Malaysia Ringgit                                 5,267,250           1,386,148
                                                                  ------------
TOTAL CURRENCY
  (Cost $1,386,126)                                                  1,386,150
                                                                  ------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Dividends receivable and other assets                                1,670,692
Receivable for securities sold                                       2,853,254
Receivable for capital stock sold                                      124,961
Payable for securities purchased                                    (1,811,658)
Payable for capital stock redeemed                                  (2,091,976)
Accrued expenses                                                      (355,176)
                                                                  ------------
                                                                       390,097
                                                                  ------------



                                                                  VALUE(DAGGER)
                                                                  -------------

NET ASSETS -- 100.0%
Applicable to 17,517,864 Institutional Shares,
  354,183 N Shares and 464.545 A Shares of
  beneficial interest outstanding,
  $.001 par value (Note 7)                                        $270,531,081
                                                                  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL
  SHARE ($265,172,174/17,517,864)                                       $15.14
                                                                        ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER N SHARE
  $5,351,884/354,183)                                                   $15.11
                                                                        ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($7,023/464.545)                                    $15.12
                                                                        ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($15.12/0.945) (NOTE 5)                                   $16.00
                                                                        ======

--------------
(DAGGER)See Note 2a to the Financial Statements.
*Non-income producing security.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                EMERGING MARKETS
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK -- 91.1%
ARGENTINA -- 1.3%
Telecom Argentina S.A. ADR                          20,000         $   550,000
                                                                   -----------
BRAZIL -- 11.3%
Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar ADR                                 15,200             488,300
Companhia Energetica de Minas Gerais
  S.A. ADR                                          23,000             397,921
Companhia Vale do Rio Doce ADR                      25,900             731,675
Embratel Participacoes S.A. ADR                     26,000             614,250
Gerdau S.A                                      34,000,000             416,153
Petroleo Brasileiro S.A. ADR                        26,900             812,689
Tele Norte Leste Participacoes S.A. ADR             20,526             484,927
Uniao de Bancos Brasileiros S.A. GDR                18,000             517,500
Usinas Siderurgicas de Minas Gerais S.A             88,500             409,643
                                                                   -----------
                                                                     4,873,058
                                                                   -----------
CHILE -- 1.2%
Compania de Telecomunicaciones de Chile
  S.A. ADR                                          27,863             505,017
                                                                   -----------
CHINA -- 4.0%
Huaneng Power International, Inc. ADR               71,000             945,187
Shanghai Petrochemical Co., Ltd.                 5,750,000             781,908
                                                                   -----------
                                                                     1,727,095
                                                                   -----------
CROATIA -- 1.3%
Pliva D.D. GDR                                      54,000             557,550
                                                                   -----------
CZECH REPUBLIC -- 1.3%
Komercni Banka A.S. GDR*                            83,798             569,826
                                                                   -----------
GREECE -- 1.0%
Hellenic Telecommunications Organization
  (OTE) S.A                                         17,000             416,512
                                                                   -----------
HONG KONG -- 5.6%
HSBC Holdings P.L.C                                 66,409             758,227
Hutchison Whampoa, Ltd.                             50,600             636,149
Smartone Telecommunications Holdings, Ltd.         213,000             471,358
Wing Hang Bank, Ltd.                               228,000             567,438
                                                                   -----------
                                                                     2,433,172
                                                                   -----------
HUNGARY -- 2.9%
BorsodChem Rt                                        9,500             294,691
EGIS Rt                                             11,000             462,260
Magyar Tavkozlesi Rt. ADR                           14,200             489,012
                                                                   -----------
                                                                     1,245,963
                                                                   -----------
INDIA -- 5.9%
Bajaj Auto, Ltd. GDR                                73,000             667,950
Gujarat Ambuja Cements, Ltd. GDR                   135,500             582,650
Larsen & Toubro, Ltd. GDR                           50,000             555,625
Mahanagar Telephone Nigam, Ltd. GDR                 30,000             305,625
Tata Engineering & Locomotive Co., Ltd. GDR        170,000             463,250
                                                                   -----------
                                                                     2,575,100
                                                                   -----------



                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
INDONESIA -- 2.1%
PT Indofood Sukses Makmur TBK*                     633,000         $   345,350
PT Indosat ADR                                      17,000             193,375
PT Semen Gresik (Persero) TBK                      415,000             376,962
                                                                   -----------
                                                                       915,687
                                                                   -----------
ISRAEL -- 2.6%
ECI Telecom, Ltd.                                   20,300             723,187
Partner Communications Co., Ltd. ADR*               43,000             403,125
                                                                   -----------
                                                                     1,126,312
                                                                   -----------
KOREA -- 11.1%
Hyundai Electronics Industries Co., Ltd.*           31,500             621,531
Kookmin Bank GDR                                    42,513             539,915
Korea Electric Power Corp. ADR                      46,000             848,125
Korea Telecom Corp. ADR                             15,200             735,300
Pohang Iron & Steel Co., Ltd. ADR                   22,700             544,800
Samsung Electronics Co., Ltd. GDR                    4,450             872,200
Samsung Fire & Marine Insurance Co., Ltd.              660              18,350
SK Telecom Co., Ltd. ADR                            16,886             613,173
                                                                   -----------
                                                                     4,793,394
                                                                   -----------
MALAYSIA -- 7.0%
Commerce Asset Holdings BHD                        198,000             573,170
Malayan Banking BHD                                116,000             470,115
Malaysian Pacific Industries BHD                    45,000             461,852
Road Builder (M) Holdings BHD                      341,000             376,903
Technology Resources Industries BHD                695,000             738,910
United Engineers (Malaysia) BHD                    190,000             387,508
                                                                   -----------
                                                                     3,008,458
                                                                   -----------
MEXICO -- 10.0%
Cemex S.A. de C.V. ADR                              30,531             713,661
Grupo Financiero Banamex Accival S.A. de
  C.V. -O*                                         137,000             584,567
Grupo Iusacell S.A. de C.V. ADR*                    30,000             468,750
Grupo Mexico S.A. -B*                              177,000             490,908
Grupo Televisa S.A. GDR*                             8,600             592,862
Telefonos de Mexico S.A. ADR                         9,200             525,550
Tubos de Acero de Mexico S.A. ADR                   22,000             305,250
Wal-Mart de Mexico S.A. de C.V. ADR*                27,000             633,636
                                                                   -----------
                                                                     4,315,184
                                                                   -----------
PERU -- 1.4%
Credicorp, Ltd.                                     47,500             427,500
Southern Peru Copper Corp., Ltd.                    15,800             192,562
                                                                   -----------
                                                                       620,062
                                                                   -----------
PHILIPPINES -- 1.3%
Metropolitan Bank & Trust Co.                       53,064             247,959
Philippine Long Distance Telephone Co. ADR          18,400             326,600
                                                                   -----------
                                                                       574,559
                                                                   -----------
POLAND -- 2.9%
Stomil Olsztyn S.A                                  93,500             609,757
Telekomunikacja Polska S.A. GDR                     91,000             634,725
                                                                   -----------
                                                                     1,244,482
                                                                   -----------

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                                EMERGING MARKETS
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   SHARES         VALUE(DAGGER)
                                                  --------        -------------

COMMON STOCK (CONTINUED)
RUSSIA -- 4.6%
Lukoil Holding ADR                                   9,000         $   460,080
Rostelecom ADR                                      58,500             797,062
Surgutneftegaz ADR                                  53,900             718,217
                                                                   -----------
                                                                     1,975,359
                                                                   -----------
SINGAPORE -- 2.8%
City Developments, Ltd.                            100,000             387,512
DBS Group Holdings, Ltd.                            34,890             447,986
United Overseas Bank, Ltd.                          54,912             358,885
                                                                   -----------
                                                                     1,194,383
                                                                   -----------
SLOVAKIA -- 1.0%
Slovakofarma A.S. GDR                              124,200             288,765
Slovenske Energeticke Stroja*                       18,328              45,345
Slovnaft A.S.*                                       9,200             109,670
                                                                   -----------
                                                                       443,780
                                                                   -----------
SOUTH AFRICA -- 2.3%
Old Mutual P.L.C                                   200,000             439,788
Standard Bank Investment Corp., Ltd.               143,500             560,897
                                                                   -----------
                                                                     1,000,685
                                                                   -----------
TAIWAN -- 2.2%
Acer Peripherals, Inc.                             174,000             491,509
United Microelectronics Corp.*                     168,000             466,379
                                                                   -----------
                                                                       957,888
                                                                   -----------
THAILAND -- 4.0%
Advanced Information Service Public
  Co., Ltd.*                                        36,000             447,892
Bangkok Bank Public Co., Ltd.*                     436,000             533,555
Land & House Public Co., Ltd.*                     800,000             418,114
Thai Farmers Bank Public Co., Ltd.*                420,000             353,358
                                                                   -----------
                                                                     1,752,919
                                                                   -----------
TOTAL COMMON STOCK
  (Cost $34,226,532)                                                39,376,445
                                                                   -----------
RIGHTS & WARRANTS -- 0.0%
Cemex S.A. de C.V. ADR*                              1,260               3,308
Metropolitan Bank & Trust Co.*                       5,306               5,156
                                                                   -----------
TOTAL RIGHTS & WARRANTS
  (Cost $2,205)                                                          8,464
                                                                   -----------


  COUPON                                             PAR
   RATE                          MATURITY           (000)         VALUE(DAGGER)
-----------                      --------           ------        -----------

U.S. TREASURY OBLIGATIONS -- 11.1%
U.S. Treasury Bills
    4.590%                       07/20/00          $    80         $    79,806
    4.910%                       07/20/00            2,430           2,423,703
    5.120%                       07/20/00               95              94,743
    5.150%                       07/20/00              247             246,329
    5.290%                       07/20/00              116             115,676
    5.300%                       07/20/00              395             393,895
    5.500%                       07/20/00              387             385,877
    5.600%                       07/20/00              203             202,400
    5.640%                       07/20/00              257             256,235
    5.650%                       07/20/00              585             583,256
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,781,920)                                                  4,781,920
                                                                   -----------

                                                   SHARES
                                                   ------
TEMPORARY INVESTMENTS -- 0.0%
Provident Institutional Funds - TempCash
  (Cost $699)                                          699                 699
                                                                   -----------
TOTAL INVESTMENTS -- 102.2%
  (Cost $39,011,356)                                                44,167,528
                                                                   -----------
CURRENCY -- 1.7%
Taiwanese Dollar
  (Cost $757,323)                               23,325,554             757,348
                                                                   -----------
OTHER ASSETS AND LIABILITIES -- (3.9%)
Dividends receivable and other assets                                   94,755
Receivable for capital stock sold                                       34,727
Payable for securities purchased                                      (987,639)
Payable for capital stock redeemed                                    (755,821)
Accrued expenses                                                       (66,566)
                                                                   -----------
                                                                    (1,680,544)
                                                                   -----------
NET ASSETS -- 100.0%
Applicable to 4,962,850 Institutional Shares,
  46,683 N Shares and 3,832 A Shares of
  beneficial interest outstanding,
  $.001 par value (Note 7)                                         $43,244,332
                                                                   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER INSTITUTIONAL SHARE
  ($42,812,994/4,962,850)                                                $8.63
                                                                         =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER N SHARE ($398,608/46,683)                         $8.54
                                                                         =====
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($32,730/3,832)                                      $8.54
                                                                         =====
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($8.54/0.945) (NOTE 5)                                     $9.04
                                                                         =====

---------------------
(DAGGER)See Note 2a to the Financial Statements.
*Non-income producing security.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.

                       See Notes to Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)


                                                                           MONEY MARKET FUNDS
                                                               -------------------------------------------

                                                               GOVERNMENT        MONEY         TAX-EXEMPT
                                                               MONEY FUND         FUND         MONEY FUND
                                                               -----------     -----------     -----------
INVESTMENT INCOME:
  Interest ................................................    $14,844,591     $98,860,106     $16,841,607
  Dividends ...............................................             --              --              --
  Foreign taxes withheld ..................................             --              --              --
                                                               -----------     -----------     -----------
    Total investment income ...............................     14,844,591      98,860,106      16,841,607
                                                               -----------     -----------     -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) ........................        267,617       1,618,315         448,313
  Rule 12b-1 fee (Note 4) .................................        148,643         532,448         119,525
  Shareholder services fee (Note 4) .......................        371,609       1,331,120         298,814
  Commitment fee (Note 9) .................................          8,739          56,521          15,143
  Transfer agency fee (Note 3) ............................         42,700         177,743          51,233
  Administration fee (Note 3) .............................        214,762       1,391,537         374,840
  Custodian fee (Note 3) ..................................         24,716         143,469          42,670
  Directors' fees and expenses ............................          5,253          33,974           9,103
  Audit fee ...............................................          7,848          50,756          13,599
  Legal fee ...............................................          3,502          22,650           6,068
  Amortization of organization
     expenses (Note 2f) ...................................             --              --              --
  Reports to shareholders .................................          7,673          49,292          13,321
  Registration fees .......................................         13,886          58,922          16,304
  Miscellaneous ...........................................         11,872          25,247           7,520
                                                               -----------     -----------     -----------
    Total expenses ........................................      1,128,820       5,491,994       1,416,453
                                                               -----------     -----------     -----------
  Less fee waivers and expense
     reimbursements (Notes 3,4) ...........................       (113,040)       (732,563)        (20,511)
                                                               -----------     -----------     -----------
    Net expenses ..........................................      1,015,780       4,759,431       1,395,942
                                                               -----------     -----------     -----------
    NET INVESTMENT INCOME/(LOSS) ..........................     13,828,811      94,100,675      15,445,665
                                                               -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ...............................            862          21,546              43
    Futures contracts .....................................             --              --              --
    Foreign currency transactions .........................             --              --              --
  Net change in unrealized
   appreciation/(depreciation) on:
    Investments ...........................................             --              --              --
    Futures contracts .....................................             --              --              --
    Foreign currency transactions .........................             --              --              --
  Increase in amortized market discount ...................             --              --           3,443
                                                               -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ..........................................            862          21,546           3,486
                                                               -----------     -----------     -----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS .........................................    $13,829,673     $94,122,221     $15,449,151
                                                               ===========     ===========     ===========

                                                                                                     FIXED INCOME FUNDS
                                                                  ----------------------------------------------------------
                                                                    SHORT/                     INTERMEDIATE    INTERMEDIATE
                                                                  INTERMEDIATE       BOND       GOVERNMENT      TAX-EXEMPT
                                                                     FUND            FUND          FUND            FUND
                                                                  -----------    -----------    -----------     ----------
INVESTMENT INCOME:
  Interest ................................................       $10,761,687    $ 5,456,448    $ 3,028,835     $4,704,011
  Dividends ...............................................                --             --             --             --
  Foreign taxes withheld ..................................                --             --             --             --
                                                                  -----------    -----------    -----------     ----------
    Total investment income ...............................        10,761,687      5,456,448      3,028,835      4,704,011
                                                                  -----------    -----------    -----------     ----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) ........................         1,072,768        494,561        294,739        547,505
  Rule 12b-1 fee (Note 4) .................................               175             34            132             --
  Shareholder services fee (Note 4) .......................             4,937          4,802          6,058            921
  Commitment fee (Note 9) .................................             5,421          2,691          1,602          3,227
  Transfer agency fee (Note 3) ............................            26,089         24,915         27,585          8,851
  Administration fee (Note 3) .............................           251,793        129,837         81,166        144,736
  Custodian fee (Note 3) ..................................            18,625         16,301          9,477         19,831
  Directors' fees and expenses ............................             6,258          1,617            963          1,940
  Audit fee ...............................................             4,868          2,416          1,439          2,898
  Legal fee ...............................................             4,172          1,078            642          1,293
  Amortization of organization
    expenses (Note 2f) ....................................                --          1,993          2,002          1,993
  Reports to shareholders .................................             5,756          2,356          1,396          2,834
  Registration fees .......................................            17,508         14,064         12,248         12,246
  Miscellaneous ...........................................            17,280         13,307          9,083         12,241
                                                                  -----------    -----------    -----------     ----------
    Total expenses ........................................         1,435,650        709,972        448,532        760,516
                                                                  -----------    -----------    -----------     ----------
  Less fee waivers and expense
    reimbursements (Notes 3,4) ............................          (511,022)      (248,618)      (215,620)      (547,505)
                                                                  -----------    -----------    -----------     ----------
    Net expenses ..........................................           924,628        461,354        232,912        213,011
                                                                  -----------    -----------    -----------     ----------
    NET INVESTMENT INCOME/(LOSS) ..........................         9,837,059      4,995,094      2,795,923      4,491,000
                                                                  -----------    -----------    -----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ...............................        (3,088,067)    (2,365,222)    (1,071,212)       381,578
    Futures contracts .....................................          (141,590)       (45,228)       112,293             --
    Foreign currency transactions .........................                --             --             --             --
  Net change in unrealized
    appreciation/(depreciation) on:
    Investments ...........................................         3,875,189      3,335,904      1,594,117      2,370,689
    Futures contracts .....................................               781        225,358         49,945             --
    Foreign currency transactions .........................                --             --             --             --
  Increase in amortized market discount ...................                --             --             --             --
                                                                  -----------    -----------    -----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ..........................................           646,313      1,150,812        685,143      2,752,267
                                                                  -----------    -----------    -----------     ----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS .........................................       $10,483,372    $ 6,145,906    $ 3,481,066     $7,243,267
                                                                  ===========    ===========    ===========     ==========

                                                                   FIXED INCOME FUNDS                 EQUITY FUNDS
                                                              ---------------------------    -------------------------------
                                                                              CONVERTIBLE                      EQUITY
                                                                TAX-EXEMPT    SECURITIES       EQUITY          INCOME
                                                                   FUND          FUND           FUND            FUND
                                                                ----------    -----------    ------------    -----------
INVESTMENT INCOME:
  Interest ................................................     $3,079,608    $   448,703    $    197,584    $   102,985
  Dividends ...............................................             --        521,734       3,118,191        688,953
  Foreign taxes withheld ..................................             --             --              --             --
                                                                ----------    -----------    ------------    -----------
    Total investment income ...............................      3,079,608        970,437       3,315,775        791,938
                                                                ----------    -----------    ------------    -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) ........................        331,270        185,090       1,886,876        271,182
  Rule 12b-1 fee (Note 4) .................................             --             18             224            658
  Shareholder services fee (Note 4) .......................          1,105            432          22,719          7,358
  Commitment fee (Note 9) .................................          1,952            935           9,540          1,371
  Transfer agency fee (Note 3) ............................          6,073         16,818          49,964         17,447
  Administration fee (Note 3) .............................         88,135         49,942         436,528         70,372
  Custodian fee (Note 3) ..................................         12,924          6,799          47,779          7,991
  Directors' fees and expenses ............................          1,174            862          12,735            824
  Audit fee ...............................................          1,753            839           8,567          1,231
  Legal fee ...............................................            783            575           7,823            549
  Amortization of organization
    expenses (Note 2f) ....................................          1,993          2,002              --          1,993
  Reports to shareholders .................................          1,704          3,326          17,404          1,208
  Registration fees .......................................         12,428         11,704          22,320         14,212
  Miscellaneous ...........................................         15,689          7,816          18,455          2,794
                                                                ----------    -----------    ------------    -----------
    Total expenses ........................................        476,983        287,158       2,540,934        399,190
                                                                ----------    -----------    ------------    -----------
  Less fee waivers and expense
  reimbursements (Notes 3,4) ..............................       (331,270)       (43,447)         (9,000)       (30,889)
                                                                ----------    -----------    ------------    -----------
    Net expenses ..........................................        145,713        243,711       2,531,934        368,301
                                                                ----------    -----------    ------------    -----------
    NET INVESTMENT INCOME/(LOSS) ..........................      2,933,895        726,726         783,841        423,637
                                                                ----------    -----------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ...............................        204,795      6,394,044      55,520,392      1,592,518
    Futures contracts .....................................             --             --              --             --
    Foreign currency transactions .........................             --             --              --             --
  Net change in unrealized
    appreciation/(depreciation) on:
    Investments ...........................................      2,297,265     (6,657,968)    (33,719,140)    (6,583,613)
    Futures contracts .....................................             --             --              --             --
    Foreign currency transactions .........................             --             --              --             --
  Increase in amortized market discount ...................             --             --              --             --
                                                                ----------    -----------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ..........................................      2,502,060       (263,924)     21,801,252     (4,991,095)
                                                                ----------    -----------    ------------    -----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS .........................................     $5,435,955    $   462,802    $ 22,585,093    $(4,567,458)
                                                                ==========    ===========    ============    ===========

                                                                                        EQUITY FUNDS
                                                               ----------------------------------------------------------------
                                                                                 SMALL-CAP        SMALL-CAP
                                                                   GROWTH       OPPORTUNITY         VALUE          INDEX
                                                                    FUND           FUND             FUND            FUND
                                                                 -----------    ------------     -----------    ------------
INVESTMENT INCOME:
  Interest ................................................      $   159,198     $   572,148     $   157,465     $   637,456
  Dividends ...............................................          661,926         611,209         420,793       3,157,219
  Foreign taxes withheld ..................................               --              --              --              --
                                                                 -----------    ------------     -----------    ------------
    Total investment income ...............................          821,124       1,183,357         578,258       3,794,675
                                                                 -----------    ------------     -----------    ------------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) ........................          867,878       2,328,003         424,895         710,718
  Rule 12b-1 fee (Note 4) .................................            1,006              74              19              --
  Shareholder services fee (Note 4) .......................            9,152          11,902             833          31,079
  Commitment fee (Note 9) .................................            3,412           8,229           1,881          10,060
  Transfer agency fee (Note 3) ............................           27,353          33,482          17,388          41,939
  Administration fee (Note 3) .............................          161,019         376,058          93,354         448,014
  Custodian fee (Note 3) ..................................           16,168          34,560          10,029          39,358
  Directors' fees and expenses ............................            2,051           4,947           1,130           6,047
  Audit fee ...............................................            3,064           7,390           1,689           9,034
  Legal fee ...............................................            1,367           3,298             754           4,031
  Amortization of organization
    expenses (Note 2f) ....................................            1,993           1,993           2,002           1,993
  Reports to shareholders .................................            3,016           7,284           3,662           8,901
  Registration fees .......................................           12,606          13,152          12,204          11,232
  Miscellaneous ...........................................            6,522          10,680           1,978          17,307
                                                                 -----------    ------------     -----------    ------------
    Total expenses ........................................        1,116,607       2,841,052         571,818       1,339,713
                                                                 -----------    ------------     -----------    ------------
  Less fee waivers and expense
    reimbursements (Notes 3,4) ............................          (45,710)        (35,421)        (45,158)        (29,341)
                                                                 -----------    ------------     -----------    ------------
    Net expenses ..........................................        1,070,897       2,805,631         526,660       1,310,372
                                                                 -----------    ------------     -----------    ------------
    NET INVESTMENT INCOME/(LOSS) ..........................         (249,773)     (1,622,274)         51,598       2,484,303
                                                                 -----------    ------------     -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ...............................        9,767,807      75,277,609      11,457,513       9,413,052
    Futures contracts .....................................               --              --              --       1,058,545
    Foreign currency transactions .........................               --              --              --              --
  Net change in unrealized
    appreciation/(depreciation) on:
    Investments ...........................................       (7,512,510)    (50,866,027)     (5,723,911)    (14,882,504)
    Futures contracts .....................................               --              --              --      (1,135,138)
    Foreign currency transactions .........................               --              --              --              --
  Increase in amortized market discount ...................               --              --              --              --
                                                                 -----------    ------------     -----------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ..........................................        2,255,297      24,411,582       5,733,602      (5,546,045)
                                                                 -----------    ------------     -----------    ------------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS .........................................      $ 2,005,524    $ 22,789,308     $ 5,785,200    $ (3,061,742)
                                                                 ===========    ============     ===========    ============

                                                                               EQUITY FUNDS
                                                               ---------------------------------------------
                                                                                                  EMERGING
                                                                 BALANCED     INTERNATIONAL        MARKETS
                                                                   FUND            FUND             FUND
                                                                 ---------    ------------       -----------
INVESTMENT INCOME:
  Interest ................................................    $   270,335     $   430,040       $    85,966
  Dividends ...............................................         51,288       3,681,200           517,680
  Foreign taxes withheld ..................................             --        (344,568)          (23,139)
                                                                 ---------    ------------       -----------
    Total investment income ...............................        321,623       3,766,672           580,507
                                                                 ---------    ------------       -----------
EXPENSES (NOTE 2G):
  Investment advisory fee (Note 3) ........................         51,791       1,403,173           264,939
  Rule 12b-1 fee (Note 4) .................................            114               8                37
  Shareholder services fee (Note 4) .......................          2,557           3,215               436
  Commitment fee (Note 9) .................................            306           4,728               749
  Transfer agency fee (Note 3) ............................         22,406          27,807            11,270
  Administration fee (Note 3) .............................         23,381         230,150            43,522
  Custodian fee (Note 3) ..................................         17,675         100,030            17,966
  Directors' fees and expenses ............................            184           3,842               450
  Audit fee ...............................................            274           4,245               673
  Legal fee ...............................................            123           3,394               300
  Amortization of organization
    expenses (Note 2f) ....................................          2,002           1,993                --
  Reports to shareholders .................................            268           8,174               662
  Registration fees .......................................         12,242          15,108            11,354
  Miscellaneous ...........................................          8,622          19,593             7,590
                                                                 ---------    ------------       -----------
    Total expenses ........................................        141,945       1,825,460           359,948
                                                                 ---------    ------------       -----------
  Less fee waivers and expense
    reimbursements (Notes 3,4) ............................        (63,313)         (9,000)           (9,750)
                                                                 ---------    ------------       -----------
    Net expenses ..........................................         78,632       1,816,460           350,198
                                                                 ---------    ------------       -----------
    NET INVESTMENT INCOME/(LOSS) ..........................        242,991       1,950,212           230,309
                                                                 ---------    ------------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS (NOTE 6):
  Net realized gain/(loss) from:
    Investment transactions ...............................        819,095       2,724,384           929,945
    Futures contracts .....................................        (20,844)             --                --
    Foreign currency transactions .........................             --        (686,337)          (53,647)
  Net change in unrealized
    appreciation/(depreciation) on:
    Investments ...........................................       (363,902)    (17,038,187)(1)    (6,040,036)(1)
    Futures contracts .....................................         17,143              --                --
    Foreign currency transactions .........................             --           7,065              (525)
  Increase in amortized market discount ...................             --              --                --
                                                                 ---------    ------------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS ..........................................        451,492     (14,993,075)       (5,164,263)
                                                                 ---------    ------------       -----------
INCREASE/(DECREASE) IN NET ASSETS
  FROM OPERATIONS .........................................      $ 694,483    $(13,042,863)      $(4,933,954)
                                                                 =========    ============       ===========

(1) Net of estimated deferred capital gains taxes of $49,309 for International Fund and $41,405 for Emerging Markets Fund.

                       See Notes to Financial Statements.

                                   66 and 67

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                      MONEY MARKET FUNDS                         FIXED INCOME FUNDS
                                       ------------------------------------------------     -------------------------------
                                                                                               SHORT/
                                        GOVERNMENT         MONEY            TAX-EXEMPT      INTERMEDIATE        BOND
                                        MONEY FUND          FUND            MONEY FUND          FUND            FUND
                                       ------------     --------------     ------------     ------------     ------------
INCREASE/(DECREASE) IN
NET ASSETS
OPERATIONS:
Net investment income/(loss) ......    $ 13,828,811     $   94,100,675     $ 15,445,665     $  9,837,059     $  4,995,094
Net realized gain/(loss) on
  investment transactions,
  futures contracts and foreign
  currency transactions ...........             862             21,546               43       (3,229,657)      (2,410,450)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ....................              --                 --               --        3,875,970        3,561,262
Increase in amortized market
  discount ........................              --                 --            3,443               --               --
                                       ------------     --------------     ------------     ------------     ------------
Increase/(decrease) in net
  assets from operations ..........      13,829,673         94,122,221       15,449,151       10,483,372        6,145,906
                                       ------------     --------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ............      (5,753,866)       (63,934,496)     (11,442,467)      (9,711,492)      (4,872,959)
  N Shares ........................      (8,074,945)       (30,166,159)      (4,003,198)        (121,247)        (121,280)
  A Shares ........................              --                 --               --           (4,320)            (855)
                                       ------------     --------------     ------------     ------------     ------------
Total distributions from net
  investment income ...............     (13,828,811)       (94,100,655)     (15,445,665)      (9,837,059)      (4,995,094)
                                       ------------     --------------     ------------     ------------     ------------
Net realized gains on investments :
  Institutional Shares ............              --                 --               --               --               --
  N Shares ........................              --                 --               --               --               --
  A Shares ........................              --                 --               --               --               --
                                       ------------     --------------     ------------     ------------     ------------
Total distributions from net
  realized gains ..................              --                 --               --               --               --
                                       ------------     --------------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares ............       7,620,572       (262,060,694)     141,449,581        5,658,041      (14,653,260)
  N Shares ........................      (3,971,383)        35,075,479      (36,787,957)      (3,803,568)        (778,249)
  A Shares ........................              --                 --               --            4,321            2,287
                                       ------------     --------------     ------------     ------------     ------------
Increase/(decrease) in net
  assets from capital share
  transactions ....................       3,649,189       (226,985,215)     104,661,624        1,858,794      (15,429,222)
                                       ------------     --------------     ------------     ------------     ------------
Total increase/(decrease) in
  net assets ......................       3,650,051       (226,963,649)     104,665,110        2,505,107      (14,278,410)
NET ASSETS:
Beginning of period ...............     500,171,647      3,137,951,088      756,118,783      305,641,509      162,068,284
                                       ------------     --------------     ------------     ------------     ------------
End of period .....................    $503,821,698     $2,910,987,439     $860,783,893     $308,146,616     $147,789,874
                                       ============     ==============     ============     ============     ============

                                                                FIXED INCOME FUNDS
                                         --------------------------------------------------------------
                                         INTERMEDIATE     INTERMEDIATE                      CONVERTIBLE
                                          GOVERNMENT       TAX-EXEMPT       TAX-EXEMPT       SECURITIES
                                              FUND            FUND             FUND             FUND
                                         ------------     ------------     ------------     -----------
INCREASE/(DECREASE) IN
NET ASSETS
OPERATIONS:
Net investment income/(loss) ......      $  2,795,923     $  4,491,000     $  2,933,895     $   726,726
Net realized gain/(loss) on
  investment transactions,
  futures contracts and foreign
  currency transactions ...........          (958,919)         381,578          204,795       6,394,044
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ....................         1,644,062        2,370,689        2,297,265      (6,657,968)
Increase in amortized market
  discount ........................                --               --               --              --
                                         ------------     ------------     ------------     -----------
Increase/(decrease) in net
  assets from operations ..........         3,481,066        7,243,267        5,435,955         462,802
                                         ------------     ------------     ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ............        (2,648,954)      (4,474,128)      (2,911,369)       (708,372)
  N Shares ........................          (143,844)         (16,872)         (22,526)         (4,185)
  A Shares ........................            (3,125)              --               --            (257)
                                         ------------     ------------     ------------     -----------
Total distributions from net
  investment income ...............        (2,795,923)      (4,491,000)      (2,933,895)       (712,814)
                                         ------------     ------------     ------------     -----------
Net realized gains on investments :
  Institutional Shares ............                --               --               --              --
  N Shares ........................                --               --               --              --
  A Shares ........................                --               --               --              --
                                         ------------     ------------     ------------     -----------
Total distributions from net
  realized gains ..................                --               --               --              --
                                         ------------     ------------     ------------     -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares ............       (21,593,110)       5,757,737      (28,317,149)        699,946
  N Shares ........................          (167,777)      (2,198,155)        (275,340)        (24,013)
  A Shares ........................          (187,376)              --               --          20,520
                                         ------------     ------------     ------------     -----------
Increase/(decrease) in net
  assets from capital share
  transactions ....................       (21,948,263)       3,559,582      (28,592,489)        696,453
                                         ------------     ------------     ------------     -----------
Total increase/(decrease) in
  net assets ......................       (21,263,120)       6,311,849      (26,090,429)        446,441
NET ASSETS:
Beginning of period ...............        99,461,186      180,555,548      127,135,880      52,475,165
                                         ------------     ------------     ------------     -----------
End of period .....................      $ 78,198,066     $186,867,397     $101,045,451     $52,921,606
                                         ============     ============     ============     ===========

                                                                            EQUITY FUNDS
                                        -----------------------------------------------------------------------------------------
                                                            EQUITY                                SMALL-CAP        SMALL-CAP
                                           EQUITY           INCOME              GROWTH           OPPORTUNITY         VALUE
                                            FUND             FUND                FUND                 FUND            FUND
                                        -------------    ------------        ------------        ------------     ------------
INCREASE/(DECREASE) IN
NET ASSETS
OPERATIONS:
Net investment income/(loss) ......     $     783,841    $    423,637        $   (249,773)       $ (1,622,274)    $     51,598
Net realized gain/(loss) on
  investment transactions,
  futures contracts and foreign
  currency transactions ...........        55,520,392       1,592,518           9,767,807          75,277,609       11,457,513
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ....................       (33,719,140)     (6,583,613)         (7,512,510)        (50,866,027)      (5,723,911)
Increase in amortized market
  discount ........................                --              --                  --                  --               --
                                        -------------    ------------        ------------        ------------     ------------
Increase/(decrease) in net
  assets from operations ..........        22,585,093      (4,567,458)          2,005,524          22,789,308        5,785,200
                                        -------------    ------------        ------------        ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ............          (862,508)       (387,587)                 --                  --               --
  N Shares ........................            (5,923)        (26,035)                 --                  --               --
  A Shares ........................               (69)         (2,494)                 --                  --               --
                                        -------------    ------------        ------------        ------------     ------------
Total distributions from net
  investment income ...............          (868,500)       (416,116)                 --                  --               --
                                        -------------    ------------        ------------        ------------     ------------
Net realized gains on investments :
  Institutional Shares ............       (26,305,820)       (576,622)         (1,895,164)        (26,426,291)      (5,233,599)
  N Shares ........................          (968,392)        (50,194)            (74,732)           (518,394)         (37,062)
  A Shares ........................            (9,980)         (5,079)            (10,166)             (3,817)            (907)
                                        -------------    ------------        ------------        ------------     ------------
Total distributions from net
  realized gains ..................       (27,284,192)       (631,895)         (1,980,062)        (26,948,502)      (5,271,568)
                                        -------------    ------------        ------------        ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares ............       (96,424,554)     (7,461,553)          1,716,542          55,666,553       (9,372,953)
  N Shares ........................        (1,613,931)        884,960             858,303           3,258,287          (51,624)
  A Shares ........................            27,715         194,994             255,501              43,200            7,049
                                        -------------    ------------        ------------        ------------     ------------
Increase/(decrease) in net
  assets from capital share
  transactions ....................       (98,010,770)     (6,381,599)          2,830,346          58,968,040       (9,417,528)
                                        -------------    ------------        ------------        ------------     ------------
Total increase/(decrease) in
  net assets ......................      (103,578,369)    (11,997,068)          2,855,808          54,808,846       (8,903,896)
NET ASSETS:
Beginning of period ...............       599,600,247      85,012,041         190,793,074         438,496,488      116,298,546
                                        -------------    ------------        ------------        ------------     ------------
End of period .....................     $ 496,021,878    $ 73,014,973        $193,648,882        $493,305,334     $107,394,650
                                        =============    ============        ============        ============     ============

                                                                 EQUITY FUNDS
                                       ------------------------------------------------------------------
                                                                                               EMERGING
                                            INDEX          BALANCED       INTERNATIONAL        MARKETS
                                            FUND             FUND             FUND               FUND
                                        ------------      -----------     ------------        -----------
INCREASE/(DECREASE) IN
NET ASSETS
OPERATIONS:
Net investment income/(loss) ......     $  2,484,303      $   242,991     $  1,950,212        $   230,309
Net realized gain/(loss) on
  investment transactions,
  futures contracts and foreign
  currency transactions ...........       10,471,597          798,251        2,038,047            876,298
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ....................      (16,017,642)        (346,759)     (17,031,122)(1)     (6,040,561)(1)
Increase in amortized market
  discount ........................               --               --               --                 --
                                        ------------      -----------     ------------        -----------
Increase/(decrease) in net
  assets from operations ..........       (3,061,742)         694,483      (13,042,863)        (4,933,954)
                                        ------------      -----------     ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
  (NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ............       (2,366,724)        (213,656)              --                 --
  N Shares ........................          (79,989)         (27,993)              --                 --
  A Shares ........................               --           (1,550)              --                 --
                                        ------------      -----------     ------------        -----------
Total distributions from net
  investment income ...............       (2,446,713)        (243,199)              --                 --
                                        ------------      -----------     ------------        -----------
Net realized gains on investments :
  Institutional Shares ............       (1,996,384)              --               --                 --
  N Shares ........................          (93,198)              --               --                 --
  A Shares ........................               --               --               --                 --
                                        ------------      -----------     ------------        -----------
Total distributions from net
  realized gains ..................       (2,089,582)              --               --                 --
                                        ------------      -----------     ------------        -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares ............       10,202,993       (5,642,883)       5,289,771          9,553,531
  N Shares ........................        1,941,501         (452,737)       2,860,374            110,765
  A Shares ........................               --           45,255            1,890             31,970
                                        ------------      -----------     ------------        -----------
Increase/(decrease) in net
  assets from capital share
  transactions ....................       12,144,494       (6,050,365)       8,152,035          9,696,266
                                        ------------      -----------     ------------        -----------
Total increase/(decrease) in
  net assets ......................        4,546,457       (5,599,081)      (4,890,828)         4,762,312
NET ASSETS:
Beginning of period ...............      573,751,799       24,266,247      275,421,909         38,482,020
                                        ------------      -----------     ------------        -----------
End of period .....................     $578,298,256      $18,667,166     $270,531,081        $43,244,332
                                        ============      ===========     ============        ===========

(1) Net of estimated deferred capital gains taxes of $49,309 for International Fund and $41,405 for Emerging Markets Fund.

                       See Notes to Financial Statements.

                                   68 and 69

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      MONEY MARKET FUNDS                          FIXED INCOME FUNDS
                                       ------------------------------------------------     -------------------------------
                                                                                               SHORT/
                                        GOVERNMENT          MONEY           TAX-EXEMPT      INTERMEDIATE         BOND
                                        MONEY FUND          FUND            MONEY FUND          FUND             FUND
                                       ------------     --------------     ------------     ------------     ------------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..........................    $ 23,820,274     $  133,152,666     $ 22,795,423     $ 19,458,065     $ 11,391,753
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ....................         (83,237)           (14,571)          (8,480)      (3,764,954)      (4,132,508)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ....................              --                 --               --      (13,100,580)      (8,935,669)
                                       ------------     --------------     ------------     ------------     ------------
Increase/(decrease) in net
  assets from operations ..........      23,737,037        133,138,095       22,786,943        2,592,531       (1,676,424)
                                       ------------     --------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ............     (10,862,051)       (87,629,089)     (16,650,333)     (19,057,130)     (11,182,941)
  N Shares ........................     (12,960,971)       (45,541,649)      (6,171,544)        (397,304)        (207,777)
  A Shares ........................              --                 --               --           (3,631)          (1,035)
                                       ------------     --------------     ------------     ------------     ------------
Total distributions from net
investment income .................     (23,823,022)      (133,170,738)     (22,821,877)     (19,458,065)     (11,391,753)
                                       ------------     --------------     ------------     ------------     ------------
Net realized gains on investments :
  Institutional Shares ............              --                 --               --         (493,108)        (153,120)
  N Shares ........................              --                 --               --          (11,729)          (3,060)
  A Shares ........................              --                 --               --               --              (14)
                                       ------------     --------------     ------------     ------------     ------------
Total distributions from net
  realized gains ..................              --                 --               --         (504,837)        (156,194)
                                       ------------     --------------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares ............      48,268,284        692,887,146      (90,740,792)     (22,064,925)     (13,276,264)
  N Shares ........................      41,109,261        175,713,617       36,026,633        3,261,084        2,143,961
  A Shares ........................              --                 --               --          143,020           27,521
                                       ------------     --------------     ------------     ------------     ------------
Increase/(decrease) in net
  assets from capital share
  transactions ....................      89,377,545        868,600,763      (54,714,159)     (18,660,821)     (11,104,782)
                                       ------------     --------------     ------------     ------------     ------------
Total increase/(decrease) in
  net assets ......................      89,291,560        868,568,120      (54,749,093)     (36,031,192)     (24,329,153)
NET ASSETS:
Beginning of period ...............     410,880,087      2,269,382,968      810,867,876      341,672,701      186,397,437
                                       ------------     --------------     ------------     ------------     ------------
End of period .....................    $500,171,647     $3,137,951,088     $756,118,783     $305,641,509     $162,068,284
                                       ============     ==============     ============     ============     ============







                                                               FIXED INCOME FUNDS
                                       ---------------------------------------------------------------
                                        INTERMEDIATE     INTERMEDIATE                      CONVERTIBLE
                                         GOVERNMENT      TAX-EXEMPT        TAX-EXEMPT      SECURITIES
                                            FUND            FUND              FUND             FUND
                                        ------------     ------------     ------------     -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..........................     $  5,880,869     $ 8,305,860      $ 7,061,098      $ 1,786,157
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ....................       (1,059,021)      (3,466,285)      (3,563,951)       (400,310)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ....................       (5,719,553)      (5,640,837)      (8,423,471)     12,151,002
                                        ------------     ------------     ------------     -----------
Increase/(decrease) in net
  assets from operations ..........         (897,705)        (801,262)      (4,926,324)     13,536,849
                                        ------------     ------------     ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ............       (5,651,817)      (8,209,955)      (7,009,225)     (1,766,281)
  N Shares ........................         (221,857)         (95,905)         (52,810)        (13,203)
  A Shares ........................           (7,633)              --               --              --
                                        ------------     ------------     ------------     -----------
Total distributions from net
investment income .................       (5,881,307)      (8,305,860)      (7,062,035)     (1,779,484)
                                        ------------     ------------     ------------     -----------
Net realized gains on investments :
  Institutional Shares ............               --         (250,099)              --        (235,013)
  N Shares ........................               --           (3,976)              --          (1,676)
  A Shares ........................               --               --               --              --
                                        ------------     ------------     ------------     -----------
Total distributions from net
  realized gains ..................               --         (254,075)              --        (236,689)
                                        ------------     ------------     ------------     -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares ............       (2,279,998)     (39,066,468)     (31,141,291)     (8,730,723)
  N Shares ........................        2,990,637        1,996,099          296,042        (120,046)
  A Shares ........................          241,243               --               --              --
                                        ------------     ------------     ------------     -----------
Increase/(decrease) in net
  assets from capital share
  transactions ....................          951,882      (37,070,369)     (30,845,249)     (8,850,769)
                                        ------------     ------------     ------------     -----------
Total increase/(decrease) in
  net assets ......................       (5,827,130)    (46,431,566)      (42,833,608)      2,669,907
NET ASSETS:
Beginning of period ...............      105,288,316      226,987,114      169,969,488      49,805,258
                                        ------------     ------------     ------------     -----------
End of period .....................     $ 99,461,186     $180,555,548     $127,135,880     $52,475,165
                                        ============     ============     ============     ===========




                                                                          EQUITY FUNDS
                                       -----------------------------------------------------------------------------------
                                                           EQUITY                          SMALL-CAP        SMALL-CAP
                                          EQUITY           INCOME           GROWTH         OPPORTUNITY        VALUE
                                           FUND             FUND             FUND             FUND             FUND
                                       -------------     -----------     ------------     ------------     ------------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..........................    $   2,155,597     $   626,900     $   (298,699)    $ (1,662,790)    $    480,572
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ....................       84,682,656       2,069,010        8,358,292       44,920,374        5,694,453
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ....................     (102,737,691)      4,671,318       18,642,080       83,019,598       (7,254,403)
                                       -------------     -----------     ------------     ------------     ------------
Increase/(decrease) in net
  assets from operations ..........      (15,899,438)      7,367,228       26,701,673      126,277,182       (1,079,378)
                                       -------------     -----------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ............       (2,195,341)       (611,218)              --               --         (471,898)
  N Shares ........................          (19,493)        (32,230)              --               --           (1,307)
  A Shares ........................               (8)         (1,496)              --               --              (19)
                                       -------------     -----------     ------------     ------------     ------------
Total distributions from net
investment income .................       (2,214,842)       (644,944)              --               --         (473,224)
                                       -------------     -----------     ------------     ------------     ------------
Net realized gains on investments :
  Institutional Shares ............      (84,435,865)     (2,151,661)      (8,366,532)     (13,372,427)      (1,769,690)
  N Shares ........................       (2,834,040)       (150,109)        (384,693)        (193,389)          (9,205)
  A Shares ........................          (17,669)         (9,980)         (27,793)            (841)             (50)
                                       -------------     -----------     ------------     ------------     ------------
Total distributions from net
  realized gains ..................      (87,287,574)     (2,311,750)      (8,779,018)     (13,566,657)      (1,778,945)
                                       -------------     -----------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares ............     (159,292,310)     13,099,734       20,439,681       24,179,345      (24,643,797)
  N Shares ........................       (6,053,049)      1,138,378         (665,223)        (165,827)          96,785
  A Shares ........................          178,647         431,881          676,160           21,336           11,396
                                       -------------     -----------     ------------     ------------     ------------
Increase/(decrease) in net
  assets from capital share
  transactions ....................     (165,166,712)     14,669,993       20,450,618       24,034,854      (24,535,616)
                                       -------------     -----------     ------------     ------------     ------------
Total increase/(decrease) in
  net assets ......................     (270,568,566)     19,080,527       38,373,273      136,745,379      (27,867,163)
NET ASSETS:
Beginning of period ...............      870,168,813      65,931,514      152,419,801      301,751,109      144,165,709
                                       -------------     -----------     ------------     ------------     ------------
End of period .....................    $ 599,600,247     $85,012,041     $190,793,074     $438,496,488     $116,298,546
                                       =============     ===========     ============     ============     ============




                                                                EQUITY FUNDS
                                       --------------------------------------------------------------
                                                                                            EMERGING
                                           INDEX          BALANCED       INTERNATIONAL      MARKETS
                                            FUND            FUND             FUND             FUND
                                        ------------    ------------     ------------     -----------
INCREASE/(DECREASE) IN
  NET ASSETS
OPERATIONS:
Net investment income/
  (loss) ..........................     $  4,791,352    $  1,354,612     $  1,985,319     $   (46,989)
Net realized gain/(loss) on
  investment transactions,
  futures contracts and
  foreign currency
  transactions ....................        8,701,316       1,876,407         8,166,78      (1,361,511)
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions,
  futures contracts, and
  foreign currency
  transactions ....................       74,849,383      (5,263,172)      47,140,345      15,424,202
                                        ------------    ------------     ------------     -----------
Increase/(decrease) in net
  assets from operations ..........       88,342,051      (2,032,153)      57,292,449      14,015,702
                                        ------------    ------------     ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS
(NOTES 2C AND 2D):
Net investment income:
  Institutional Shares ............       (4,643,060      (1,278,030)      (1,446,544)        (61,668)
  N Shares ........................         (157,779)        (70,678)          (3,585)           (483)
  A Shares ........................               --          (1,872)              (8)             (9)
                                        ------------    ------------     ------------     -----------
Total distributions from net
investment income .................       (4,800,839)     (1,350,580)      (1,450,137)        (62,160)
                                        ------------    ------------     ------------     -----------
Net realized gains on investments :
  Institutional Shares ............       (8,964,827)     (2,411,834)              --              --
  N Shares ........................         (394,221)       (240,444)              --              --
  A Shares ........................               --          (8,424)              --              --
                                        ------------    ------------     ------------     -----------
Total distributions from net
  realized gains ..................       (9,359,048)     (2,660,702)              --              --
                                        ------------    ------------     ------------     -----------
CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net
  assets from capital share
  transactions in:
  Institutional Shares ............      116,030,603     (28,484,146)      23,375,187       5,215,893
  N Shares ........................        7,244,370         341,828           95,327         174,568
  A Shares ........................               --          96,829            4,762           4,289
                                        ------------    ------------     ------------     -----------
Increase/(decrease) in net
  assets from capital share
  transactions ....................      123,274,973     (28,045,489)      23,475,276       5,394,750
                                        ------------    ------------     ------------     -----------
Total increase/(decrease) in
  net assets ......................      197,457,137     (34,088,924)      79,317,588      19,348,292
NET ASSETS:
Beginning of period ...............      376,294,662      58,355,171      196,104,321      19,133,728
                                        ------------    ------------     ------------     -----------
End of period .....................     $573,751,799    $ 24,266,247     $275,421,909     $38,482,020
                                        ============    ============     ============     ===========


                       See Notes to Financial Statements.

                                   70 and 71

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY

   Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.


                                                              MONEY MARKET FUNDS
                                      -------------------------------------------------------------------------
                                           GOVERNMENT MONEY FUND                      MONEY FUND
                                      --------------------------------    ------------------------------------
                                        SIX MONTHS          YEAR            SIX MONTHS             YEAR
                                          ENDED             ENDED              ENDED               ENDED
                                        06/30/00          12/31/99            06/30/00            12/31/99
                                      -------------    ---------------    ----------------    ----------------
                                       (UNAUDITED)                          (UNAUDITED)
INSTITUTIONAL SHARES:
Sold ..............................   $ 580,197,960    $   865,386,013    $ 11,089,585,316    $ 12,256,892,700
Issued as reinvestment of dividends         335,617            684,117           8,235,373          14,725,672
Redeemed ..........................    (572,913,005)      (817,801,846)    (11,359,881,383)    (11,578,731,226)
                                      -------------    ---------------    ----------------    ----------------
Net increase/(decrease) ...........   $   7,620,572    $    48,268,284        (262,060,694)   $    692,887,146
                                      =============    ===============    ================    ================

N SHARES :
Sold ..............................   $ 622,112,498    $ 1,547,547,730    $  2,105,126,207    $  3,989,450,052
Issued as reinvestment of dividends       5,682,745          8,807,175          26,190,070          37,745,246
Redeemed ..........................    (631,766,626)    (1,515,245,644)     (2,096,240,798)     (3,851,481,681)
                                      -------------    ---------------    ----------------    ----------------
Net increase/(decrease) ...........   $  (3,971,383)   $    41,109,261    $     35,075,479    $    175,713,617
                                      =============    ===============    ================    ================

                                             MONEY MARKET FUNDS
                                      -----------------------------
                                           TAX-EXEMPT MONEY FUND
                                      -----------------------------
                                       SIX MONTHS         YEAR
                                         ENDED            ENDED
                                        06/30/00        12/31/99
                                      ------------    -------------
                                      (UNAUDITED)
INSTITUTIONAL SHARES:
Sold ..............................   $569,217,892    $ 864,542,353
Issued as reinvestment of dividends          6,377          319,324
Redeemed ..........................   (427,774,688)    (955,602,469)
                                      ------------    -------------
Net increase/(decrease) ...........   $141,449,581    $ (90,740,792)
                                      ============    =============

N SHARES :
Sold ..............................   $316,595,212    $ 488,216,432
Issued as reinvestment of dividends      3,224,608        4,762,800
Redeemed ..........................   (356,607,777)    (456,952,599)
                                      ------------    -------------
Net increase/(decrease) ...........   $(36,787,957)   $  36,026,633
                                      ============    =============

                       See Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                             FIXED INCOME FUNDS
                                      ----------------------------------------------------------------------------------------------
                                                 SHORT/                                                         INTERMEDIATE
                                              INTERMEDIATE                          BOND                         GOVERNMENT
                                                  FUND                              FUND                            FUND
                                      ----------------------------    ----------------------------    ----------------------------
                                       SIX MONTHS        YEAR          SIX MONTHS        YEAR          SIX MONTHS         YEAR
                                          ENDED          ENDED           ENDED           ENDED            ENDED           ENDED
                                        06/30/00        12/31/99        06/30/00        12/31/99        06/30/00        12/31/99
                                      ------------   -------------    ------------    ------------    ------------    ------------
                                      (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ..............................   $ 58,329,811   $ 105,385,876    $ 31,506,870    $ 64,959,480    $  5,819,328    $ 18,530,922
Issued as reinvestment of dividends      1,356,196       2,903,918       2,138,503       4,806,720       2,397,379       5,031,977
Redeemed ..........................    (54,027,966)   (130,354,719)    (48,298,633)    (83,042,464)    (29,809,817)    (25,842,897)
                                      ------------   -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........   $  5,658,041   $ (22,064,925)   $(14,653,260)   $(13,276,264)   $(21,593,110)   $ (2,279,998)
                                      ============   =============    ============    ============    ============    ============
N SHARES:
Sold ..............................   $    625,225   $   8,556,052    $    355,935    $  3,099,969    $    485,615    $  3,886,237
Issued as reinvestment of dividends         72,221         306,482         100,663         154,988         135,878         210,329
Redeemed ..........................     (4,501,014)     (5,601,450)     (1,234,847)     (1,110,996)       (789,270)     (1,105,929)
                                      ------------   -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........   $ (3,803,568)  $   3,261,084    $   (778,249)   $  2,143,961    $   (167,777)   $  2,990,637
                                      ============   =============    ============    ============    ============    ============
A SHARES:
Sold ..............................   $         --   $     139,390    $      1,506    $     26,470    $      1,082    $    262,481
Issued as reinvestment of dividends          4,321           3,630             781           1,051           3,005           7,626
Redeemed ..........................             --              --              --              --        (191,463)        (28,864)
                                      ------------   -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........   $      4,321   $     143,020    $      2,287    $     27,521    $   (187,376)   $    241,243
                                      ============   =============    ============    ============    ============    ============

SHARES
------

INSTITUTIONAL SHARES:
Sold ..............................      5,996,653      10,494,238       3,319,966       6,585,586         374,170       1,154,655
Issued as reinvestment of dividends        139,437         290,879         224,927         489,802         153,767         315,199
Redeemed ..........................     (5,554,461)    (13,008,841)     (5,087,705)     (8,503,663)     (1,917,944)     (1,617,742)
                                      ------------   -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........        581,629      (2,223,724)     (1,542,812)     (1,428,275)     (1,390,007)       (147,888)
                                      ============   =============    ============    ============    ============    ============
N SHARES:
Sold ..............................         64,255         840,411          37,206         315,444          31,016         241,774
Issued as reinvestment of dividends          7,428          30,760          10,590          15,864           8,715          13,244
Redeemed ..........................       (461,518)       (553,334)       (130,486)       (113,639)        (50,659)        (70,131)
                                      ------------   -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........       (389,835)        317,837         (82,690)        217,669         (10,928)        184,887
                                      ============   =============    ============    ============    ============    ============
A SHARES:
Sold ..............................             --          13,925             159           2,656              69          16,187
Issued as reinvestment of dividends            444             369              82             108             194             482
Redeemed ..........................             --              --              --              --         (12,312)         (1,775)
                                      ------------   -------------    ------------    ------------    ------------    ------------
Net increase/(decrease) ...........            444          14,294             241           2,764         (12,049)         14,894
                                      ============   =============    ============    ============    ============    ============



                                                                           FIXED INCOME FUNDS
                                    ------------------------------------------------------------------------------------------------
                                              INTERMEDIATE                                                     CONVERTIBLE
                                               TAX-EXEMPT                      TAX-EXEMPT                       SECURITIES
                                                  FUND                            FUND                             FUND
                                    ----------------------------    ----------------------------    ------------------------------
                                     SIX MONTHS         YEAR         SIX MONTHS        YEAR          SIX MONTHS           YEAR
                                        ENDED           ENDED          ENDED           ENDED           ENDED              ENDED
                                      06/30/00        12/31/99        06/30/00        12/31/99        06/30/00           12/31/99
                                    ------------    ------------    ------------    ------------    -----------        -----------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold .............................. $ 27,546,411    $ 42,346,727    $  5,107,987    $ 22,713,997    $ 5,112,155        $  3,262,520
Issued as reinvestment of dividends       24,745         118,955          25,419          82,743        704,066           1,990,659
Redeemed ..........................  (21,813,419)    (81,532,150)    (33,450,555)    (53,938,031)    (5,116,275)        (13,983,902)
                                    ------------    ------------    ------------    ------------    -----------        ------------
Net increase/(decrease) ........... $  5,757,737    $(39,066,468)   $(28,317,149)   $(31,141,291)   $   699,946        $ (8,730,723)
                                    ============    ============    ============    ============    ===========        ============
N SHARES:
Sold .............................. $    213,243    $  4,586,798    $    939,202    $  5,754,104    $    19,604        $     35,761
Issued as reinvestment of dividends        5,077          78,895           9,549          24,225          3,604              12,962
Redeemed ..........................   (2,416,475)     (2,669,594)     (1,224,091)     (5,482,287)       (47,221)           (168,769)
                                    ------------    ------------    ------------    ------------    -----------        ------------
Net increase/(decrease) ........... $ (2,198,155)   $  1,996,099    $   (275,340)   $    296,042    $   (24,013)       $   (120,046)
                                    ============    ============    ============    ============    ===========        ============
A SHARES:
Sold .............................. $         --    $         --    $         --    $         --    $    22,263        $         --
Issued as reinvestment of dividends           --              --              --              --            257                  --
Redeemed ..........................           --              --              --              --         (2,000)                 --
                                    ------------    ------------    ------------    ------------    -----------        ------------
Net increase/(decrease) ........... $         --    $         --    $         --    $         --    $    20,520        $         --
                                    ============    ============    ============    ============    ===========        ============

SHARES
------

INSTITUTIONAL SHARES:
Sold ..............................    2,697,425       4,051,909         527,441       2,281,730        167,902             125,821
Issued as reinvestment of dividends        2,414          11,378           2,619           8,248         22,224              76,721
Redeemed ..........................   (2,130,787)     (7,801,039)     (3,467,341)     (5,468,897)      (166,981)           (542,932)
                                    ------------    ------------    ------------    ------------    -----------        ------------
Net increase/(decrease) ...........      569,052      (3,737,752)     (2,937,281)     (3,178,919)        23,145            (340,390)
                                    ============    ============    ============    ============    ===========        ============
N SHARES:
Sold ..............................       20,915         428,223          97,448         576,997            687               1,402
Issued as reinvestment of dividends          496           7,591             985           2,426            114                 501
Redeemed ..........................     (236,824)       (251,628)       (126,333)       (551,790)        (1,544)             (6,573)
                                    ------------    ------------    ------------    ------------    -----------        ------------
Net increase/(decrease) ...........     (215,413)        184,186         (27,900)         27,633           (743)             (4,670)
                                    ============    ============    ============    ============    ===========        ============
A SHARES:
Sold ..............................           --              --              --              --            706                  --
Issued as reinvestment of dividends           --              --              --              --              8                  --
Redeemed ..........................           --              --              --              --            (66)                 --
                                    ------------    ------------    ------------    ------------    -----------        ------------
Net increase/(decrease) ...........           --              --              --              --            648                  --
                                    ============    ============    ============    ============    ===========        ============

                       See Notes to Financial Statements.

                                   74 and 75

                              HARRIS INSIGHT FUNDS
           STATEMENTS OF CHANGES -- CAPITAL STOCK ACTIVITY (CONTINUED)


                                                                      EQUITY FUNDS
                            ---------------------------------------------------------------------------------------------------
                                                                          EQUITY
                                        EQUITY                            INCOME                           GROWTH
                                         FUND                              FUND                             FUND
                            ------------------------------    ------------------------------    ----------------------------
                             SIX MONTHS          YEAR          SIX MONTHS           YEAR         SIX MONTHS         YEAR
                                ENDED            ENDED           ENDED              ENDED           ENDED           ENDED
                              06/30/00          12/31/99        06/30/00          12/31/99        06/30/00        12/31/99
                            -------------    -------------    ------------      ------------    ------------    ------------
                             (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ....................   $  28,378,811    $  48,316,783    $  7,647,489      $ 23,857,170    $ 24,332,336    $ 38,943,631
Issued as reinvestment of
  dividends .............      12,589,480       38,574,880         306,844           814,829         849,049      3,697,366
Redeemed ................    (137,392,845)    (246,183,973)    (15,415,886)      (11,572,265)    (23,464,843)    (22,201,316)
                            -------------    -------------    ------------      ------------    ------------    ------------
Net increase/(decrease) .   $ (96,424,554)   $(159,292,310)   $ (7,461,553)     $ 13,099,734    $  1,716,542    $ 20,439,681
                            =============    =============    ============      ============    ============    ============

N SHARES:
Sold ....................   $   2,610,879    $  21,921,264    $  3,381,973      $  2,771,617    $  7,838,936    $ 14,436,428
Issued as reinvestment of
  dividends .............         771,153        2,232,264          72,814           170,959          59,793         316,046
Redeemed ................      (4,995,963)     (30,206,577)     (2,569,827)       (1,804,198)     (7,040,426)    (15,417,697)
                            -------------    -------------    ------------      ------------    ------------    ------------
Net increase/(decrease) .   $  (1,613,931)   $  (6,053,049)   $    884,960      $  1,138,378    $    858,303    $   (665,223)
                            =============    =============    ============      ============    ============    ============

A SHARES:
Sold ....................   $      41,892    $     162,053    $    232,699      $    447,418    $    319,413    $    717,238
Issued as reinvestment of
  dividends .............          10,049           17,677           6,030            11,475          10,166          27,793
Redeemed ................         (24,226)          (1,083)        (43,735)          (27,012)        (74,078)        (68,871)
                            -------------    -------------    ------------      ------------    ------------    ------------
Net increase/(decrease) .   $      27,715    $     178,647    $    194,994      $    431,881    $    255,501    $    676,160
                            =============    =============    ============      ============    ============    ============

-------------------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ....................       1,933,691        2,945,799         391,663         1,204,980         848,819       1,417,164
Issued as reinvestment of
  dividends .............         858,793        2,574,097          15,734            40,558          29,298         132,021
Redeemed ................      (9,534,829)     (15,292,627)       (798,274)         (579,472)       (813,759)       (806,506)
                            -------------    -------------    ------------      ------------    ------------    ------------
Net increase/(decrease) .      (6,742,345)      (9,772,731)       (390,877)          666,066          64,358         742,679
                            =============    =============    ============      ============    ============    ============

N SHARES:
Sold ....................         169,621        1,300,798         170,747           140,129         271,901         532,220
Issued as reinvestment of
  dividends .............          52,621          148,536           3,729             8,519           2,078          11,327
Redeemed ................        (334,618)      (1,810,166)       (130,748)          (91,308)       (245,702)       (566,934)
                            -------------    -------------    ------------      ------------    ------------    ------------
Net increase/(decrease) .        (112,376)        (360,832)         43,728            57,340          28,277         (23,387)
                            =============    =============    ============      ============    ============    ============
A SHARES:
Sold ....................           2,964            9,901          11,789            22,183          11,078          25,945
Issued as reinvestment of
  dividends .............             686            1,213             308               574             353           1,001
Redeemed ................          (1,718)             (70)         (2,332)           (1,337)         (2,624)         (2,440)
                            -------------    -------------    ------------      ------------    ------------    ------------
Net increase/(decrease) .           1,932           11,044           9,765            21,420           8,807          24,506
                            =============    =============    ============      ============    ============    ============

                                                                     EQUITY FUNDS
                           -------------------------------------------------------------------------------------------------
                                       SMALL-CAP                        SMALL-CAP
                                      OPPORTUNITY                         VALUE                           INDEX
                                         FUND                             FUND                            FUND
                            ------------------------------    ----------------------------    -----------------------------
                             SIX MONTHS          YEAR          SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                ENDED            ENDED            ENDED           ENDED           ENDED           ENDED
                               06/30/00        12/31/99         06/30/00        12/31/99        06/30/00         12/31/99
                            -------------    -------------    ------------    ------------    ------------     ------------
                             (UNAUDITED)                       (UNAUDITED)                    (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ....................   $ 209,750,007    $ 140,040,589    $  7,242,232    $ 18,132,377    $ 65,599,812     $190,164,077
Issued as reinvestment of
  dividends .............      15,816,180        7,635,715       4,682,382       1,787,196       2,485,167        8,488,851
Redeemed ................    (169,899,634)    (123,496,959)    (21,297,567)    (44,563,370)    (57,881,986)     (82,622,325)
                            -------------    -------------    ------------    ------------    ------------     ------------
Net increase/(decrease) .   $  55,666,553    $  24,179,345    $ (9,372,953)   $(24,643,797)   $ 10,202,993     $116,030,603
                            =============    =============    ============    ============    ============     ============

N SHARES:
Sold ....................   $  51,028,636    $  27,102,875    $  1,373,843    $  2,269,782    $  6,017,898     $ 12,716,120
Issued as reinvestment of
  dividends .............         415,327          113,642          36,811          10,176         149,823          469,975
Redeemed ................     (48,185,676)     (27,382,344)     (1,462,278)     (2,183,173)     (4,226,220)      (5,941,725)
                            -------------    -------------    ------------    ------------    ------------     ------------
Net increase/(decrease) .   $   3,258,287    $    (165,827)   $    (51,624)   $     96,785    $  1,941,501     $  7,244,370
                            =============    =============    ============    ============    ============     ============

A SHARES:
Sold ....................   $      46,350    $      28,467    $      6,142    $     11,326
Issued as reinvestment of
  dividends .............           3,817              841             907              70
Redeemed ................          (6,967)          (7,972)             --              --
                            -------------    -------------    ------------    ------------
Net increase/(decrease) .   $      43,200    $      21,336    $      7,049    $     11,396
                            =============    =============    ============    ============

------------------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ....................       8,744,186        7,224,683         236,186         629,304       2,050,398        6,195,290
Issued as reinvestment of
  dividends .............         677,352          348,822         157,497          59,776          74,864          268,632
Redeemed ................      (7,068,536)      (6,314,208)       (716,763)     (1,550,074)     (1,788,059)      (2,702,006)
                            -------------    -------------    ------------    ------------    ------------     ------------
Net increase/(decrease) .       2,353,002        1,259,297        (323,080)       (860,994)        337,203        3,761,916
                            =============    =============    ============    ============    ============     ============

N SHARES:
Sold ....................       2,141,903        1,563,379          45,580          81,366         186,161          416,674
Issued as reinvestment of
  dividends .............          17,956            5,230           1,240             341           4,516           14,859
Redeemed ................      (2,007,638)      (1,585,146)        (48,772)        (78,057)       (130,123)        (191,362)
                            -------------    -------------    ------------    ------------    ------------     ------------
Net increase/(decrease) .         152,221          (16,537)         (1,952)          3,650          60,554          240,171
                            =============    =============    ============    ============    ============     ============
A SHARES:
Sold ....................           1,931            1,570             208             398
Issued as reinvestment of
  dividends .............             165               39              31               2
Redeemed ................            (301)            (440)             --              --
                            -------------    -------------    ------------    ------------
Net increase/(decrease) .           1,795            1,169             239             400
                            =============    =============    ============    ============

                                                                       EQUITY FUNDS
                            ---------------------------------------------------------------------------------------------------
                                                                                                            EMERGING
                                       BALANCED                        INTERNATIONAL                         MARKETS
                                         FUND                               FUND                              FUND
                             ----------------------------       -----------------------------     -----------------------------
                              SIX MONTHS         YEAR            SIX MONTHS         YEAR           SIX MONTHS          YEAR
                                ENDED            ENDED             ENDED            ENDED            ENDED             ENDED
                               06/30/00        12/31/99           06/30/00         12/31/99        06/30/00          12/31/99
                             ------------    ------------       ------------     ------------     -----------       -----------
                             (UNAUDITED)                        (UNAUDITED)                       (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold ....................    $  6,486,090    $  4,534,958       $ 55,773,568     $103,993,552     $13,097,744       $ 7,340,024
Issued as reinvestment of
  dividends .............         213,472       3,687,911                 --          723,519              --            54,602
Redeemed ................     (12,342,445)    (36,707,015)       (50,483,797)     (81,341,884)     (3,544,213)       (2,178,733)
                             ------------    ------------       ------------     ------------     -----------       -----------
Net increase/(decrease) .    $ (5,642,883)   $(28,484,146)      $  5,289,771     $ 23,375,187     $ 9,553,531       $ 5,215,893
                             ============    ============       ============    =============     ===========       ===========

N SHARES:
Sold ....................    $     48,152    $  1,838,066       $  8,599,238     $ 18,066,136     $   196,778       $   207,316
Issued as reinvestment of
  dividends .............          26,784         301,289                 --            2,397              --               483
Redeemed ................        (527,673)     (1,797,527)        (5,738,864)     (17,973,206)        (86,013)          (33,231)
                             ------------    ------------       ------------     ------------     -----------       -----------
Net increase/(decrease) .    $   (452,737)   $    341,828       $  2,860,374     $     95,327     $   110,765       $   174,568
                             ============    ============       ============    =============     ===========       ===========

A SHARES:
Sold ....................    $     43,704    $     87,820       $      1,890     $      4,854     $    31,970       $     4,280
Issued as reinvestment of
  dividends .............           1,551          10,296                 --                8              --                 9
Redeemed ................              --          (1,287)                --             (100)             --                --
                             ------------    ------------       ------------     ------------     -----------       -----------
Net increase/(decrease) .    $     45,255    $     96,829       $      1,890     $      4,762     $    31,970       $     4,289
                             ============    ============       ============    =============     ===========       ===========

-------------------------------------------------------------------------------------------------------------------------------

SHARES
------

INSTITUTIONAL SHARES:
Sold ....................         503,865         320,649          3,700,017        7,437,408       1,405,301           983,502
Issued as reinvestment of
  dividends .............          16,605         290,697                 --           47,351              --             6,320
Redeemed ................      (1,000,361)     (2,723,810)        (3,353,378)      (5,807,576)       (400,871)         (281,212)
                             ------------    ------------       ------------     ------------     -----------       -----------
Net increase/(decrease) .        (479,891)     (2,112,464)           346,639        1,677,183       1,004,430           708,610
                             ============    ============       ============     ============     ===========       ===========

N SHARES:
Sold ....................           3,848         129,757            577,939        1,447,182          22,403            27,345
Issued as reinvestment of
  dividends .............           2,084          24,226                 --              157              --                56
Redeemed ................         (42,534)       (128,469)          (383,003)      (1,420,194)         (9,325)           (4,383)
                             ------------    ------------       ------------     ------------     -----------       -----------
Net increase/(decrease) .         (36,602)         25,514            194,936           27,145          13,078            23,018
                             ============    ============       ============     ============     ===========       ===========
A SHARES:
Sold ....................           3,341           6,038                125              346           3,261               570
Issued as reinvestment of
  dividends .............             121             836                 --                1              --                 1
Redeemed ................              --             (90)                --               (7)             --                --
                             ------------    ------------       ------------     ------------     -----------       -----------
Net increase/(decrease) .           3,462           6,784                125              340           3,261               571
                             ============    ============       ============     ============     ===========       ===========


                       See Notes to Financial Statements.

                                    76 and 77

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               NET                                                              NET
                              ASSET                              DISTRIBUTIONS                 ASSET
                              VALUE        NET       REALIZED      FROM NET                    VALUE
                            BEGINNING  INVESTMENT     LOSS ON     INVESTMENT      CAPITAL     END OF
                            OF PERIOD    INCOME     INVESTMENTS     INCOME     CONTRIBUTIONS  PERIOD
------------------------------------------------------------------------------------------------------

---------------------
GOVERNMENT MONEY FUND
---------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $1.00      $0.029       $    --       $(0.029)       $   --        $1.00
12/31/99                      1.00       0.049            --        (0.049)           --         1.00
12/31/98                      1.00       0.053            --        (0.053)           --         1.00
12/31/97                      1.00       0.053            --        (0.053)           --         1.00
12/31/96                      1.00       0.051            --        (0.051)           --         1.00
12/31/95                      1.00       0.056            --        (0.056)           --         1.00

N SHARES
01/01/00 to 06/30/00(5)      $1.00      $0.027       $    --       $(0.027)       $   --        $1.00
12/31/99                      1.00       0.046            --        (0.046)           --         1.00
12/31/98                      1.00       0.050            --        (0.050)           --         1.00
12/31/97                      1.00       0.050            --        (0.050)           --         1.00
12/31/96                      1.00       0.049            --        (0.049)           --         1.00
12/31/95                      1.00       0.054            --        (0.054)           --         1.00

-----------
MONEY FUND
-----------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $1.00      $0.030       $    --       $(0.030)       $   --        $1.00
12/31/99                      1.00       0.052            --        (0.052)           --         1.00
12/31/98                      1.00       0.055            --        (0.055)           --         1.00
12/31/97                      1.00       0.055        (0.001)       (0.055)        0.001         1.00
12/31/96                      1.00       0.052            --        (0.052)           --         1.00
12/31/95                      1.00       0.057            --        (0.057)           --         1.00

N SHARES
01/01/00 to 06/30/00(5)      $1.00      $0.028       $    --       $(0.028)       $   --        $1.00
12/31/99                      1.00       0.048            --        (0.048)           --         1.00
12/31/98                      1.00       0.051            --        (0.051)           --         1.00
12/31/97                      1.00       0.052        (0.001)       (0.052)        0.001         1.00
12/31/96                      1.00       0.050            --        (0.050)           --         1.00
12/31/95                      1.00       0.054            --        (0.054)           --         1.00

---------------------
TAX-EXEMPT MONEY FUND
---------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $1.00      $0.018       $    --       $(0.018)       $   --        $1.00
12/31/99                      1.00       0.030            --        (0.030)           --         1.00
12/31/98                      1.00       0.033            --        (0.033)           --         1.00
12/31/97                      1.00       0.034            --        (0.034)           --         1.00
12/31/96                      1.00       0.031            --        (0.031)           --         1.00
12/31/95                      1.00       0.035            --        (0.035)           --         1.00

N SHARES
01/01/00 to 06/30/00(5)      $1.00      $0.017       $    --       $(0.017)       $   --        $1.00
12/31/99                      1.00       0.027            --        (0.027)           --         1.00
12/31/98                      1.00       0.030            --        (0.030)           --         1.00
12/31/97                      1.00       0.031            --        (0.031)           --         1.00
12/31/96                      1.00       0.029            --        (0.029)           --         1.00
12/31/95                      1.00       0.033            --        (0.033)           --         1.00


                                            NET                           RATIO OF EXPENSES
                                           ASSETS          RATIO OF          TO AVERAGE          RATIO OF NET
                                           END OF         EXPENSES TO        NET ASSETS        INVESTMENT INCOME
                              TOTAL        PERIOD         AVERAGE NET        (EXCLUDING         TO AVERAGE NET
                             RETURN         (000)           ASSETS            WAIVERS)              ASSETS
----------------------------------------------------------------------------------------------------------------

---------------------
GOVERNMENT MONEY FUND
---------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)       2.91%(2)   $  218,141         0.20%(1)           0.24%(1)             5.81%(1)
12/31/99                      5.04          210,521         0.20               0.24                 4.93
12/31/98                      5.43          162,285         0.19               0.24                 5.27
12/31/97                      5.48           63,970         0.23               0.28                 5.36
12/31/96                      5.24           37,169         0.31               0.32                 5.12
12/31/95                      5.79           18,367         0.31               0.32                 5.62

N SHARES
01/01/00 to 06/30/00(5)       2.74%(2)   $  285,681         0.55%(1)           0.59%(1)             5.46%(1)
12/31/99                      4.67          289,651         0.55               0.59                 4.58
12/31/98                      5.08          248,595         0.54               0.59                 4.96
12/31/97                      5.17          247,594         0.53               0.63                 5.05
12/31/96                      5.00          206,073         0.54               0.67                 4.89
12/31/95                      5.51          264,426         0.57               0.67                 5.36

-----------
MONEY FUND
-----------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)       3.03%(2)   $1,822,677         0.18%(1)           0.23%(1)             6.00%(1)
12/31/99                      5.29        2,084,723         0.19               0.24                 5.20
12/31/98                      5.61        1,391,856         0.19               0.24                 5.46
12/31/97                      5.66        1,028,091         0.21               0.26                 5.54
12/31/96                      5.38          369,417         0.27               0.28                 5.23
12/31/95                      5.86           98,837         0.29               0.30                 5.69

N SHARES
01/01/00 to 06/30/00(5)       2.85%(2)   $1,088,310         0.53%(1)           0.58%(1)             5.65%(1)
12/31/99                      4.92        1,053,228         0.54               0.59                 4.85
12/31/98                      5.25          877,527         0.53               0.59                 5.12
12/31/97                      5.35          677,804         0.51               0.61                 5.23
12/31/96                      5.11          461,213         0.52               0.63                 5.00
12/31/95                      5.58          423,588         0.56               0.65                 5.42

---------------------
TAX-EXEMPT MONEY FUND
---------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)       1.86%(2)   $  657,439         0.23%(1)           0.23%(1)             3.69%(1)
12/31/99                      3.07          515,987         0.23               0.23                 3.01
12/31/98                      3.35          606,754         0.23               0.23                 3.30
12/31/97                      3.47          497,986         0.25               0.26                 3.41
12/31/96                      3.19          388,404         0.29               0.29                 3.14
12/31/95                      3.60          212,146         0.29               0.29                 3.52

N SHARES
01/01/00 to 06/30/00(5)       1.69%(2)   $  203,345         0.56%(1)           0.58%(1)             3.34%(1)
12/31/99                      2.75          240,132         0.55               0.58                 2.71
12/31/98                      3.02          204,114         0.55               0.58                 2.99
12/31/97                      3.17          223,071         0.54               0.61                 3.13
12/31/96                      2.94          178,849         0.53               0.64                 2.89
12/31/95                      3.31          170,570         0.56               0.65                 3.25


                       See Notes to Financial Statements.

                                   78 and 79

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               NET                     NET                                       NET
                              ASSET                REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS  ASSET
                              VALUE        NET   UNREALIZED GAIN/   FROM NET      FROM NET      VALUE
                            BEGINNING  INVESTMENT   (LOSS) ON      INVESTMENT     REALIZED      END OF
                            OF PERIOD    INCOME     INVESTMENTS      INCOME         GAINS       PERIOD
--------------------------------------------------------------------------------------------------------
-----------------------
SHORT/INTERMEDIATE FUND
-----------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $ 9.77     $0.311       $ 0.020       $(0.311)      $    --       $ 9.79
12/31/99                      10.30      0.595        (0.515)       (0.595)       (0.015)        9.77
12/31/98                      10.21      0.603         0.096        (0.603)       (0.006)       10.30
12/31/97                      10.14      0.633         0.070        (0.633)           --        10.21
02/26/96(3) to 12/31/96       10.30      0.517        (0.160)       (0.517)           --        10.14

N SHARES
01/01/00 to 06/30/00(5)      $ 9.77     $0.298       $ 0.020       $(0.298)      $    --       $ 9.79
12/31/99                      10.30      0.570        (0.515)       (0.570)       (0.015)        9.77
12/31/98                      10.21      0.577         0.096        (0.577)       (0.006)       10.30
12/31/97                      10.14      0.608         0.070        (0.608)           --        10.21
12/31/96                      10.38      0.594        (0.247)       (0.587)           --        10.14
12/31/95                       9.66      0.588         0.720        (0.588)           --        10.38

A SHARES
01/01/00 to 06/30/00(5)      $ 9.77     $0.298       $ 0.020       $(0.298)      $    --       $ 9.79
07/22/99(3) to 12/31/99       10.02      0.258        (0.250)       (0.258)           --         9.77

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $ 9.49     $0.311       $ 0.080       $(0.311)      $    --       $ 9.57
12/31/99                      10.20      0.611        (0.702)       (0.611)       (0.008)        9.49
12/31/98                      10.20      0.604         0.103        (0.604)       (0.103)       10.20
12/31/97                      10.07      0.628         0.284        (0.628)       (0.154)       10.20
04/16/96(3) to 12/31/96       10.00      0.425         0.103        (0.425)       (0.033)       10.07

N SHARES
01/01/00 to 06/30/00(5)      $ 9.49     $0.299       $ 0.080       $(0.299)      $    --       $ 9.57
12/31/99                      10.20      0.586        (0.702)       (0.586)       (0.008)        9.49
12/31/98                      10.20      0.579         0.103        (0.579)       (0.103)       10.20
12/31/97                      10.07      0.603         0.284        (0.603)       (0.154)       10.20
04/22/96(3) to 12/31/96        9.99      0.402         0.113        (0.402)       (0.033)       10.07

A SHARES
01/01/00 to 06/30/00(5)      $ 9.49     $0.299       $ 0.080       $(0.299)      $    --       $ 9.57
02/18/99(3) to 12/31/99       10.11      0.503        (0.612)       (0.503)       (0.008)        9.49

----------------------------
INTERMEDIATE GOVERNMENT FUND
----------------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $15.56     $0.479       $ 0.150       $(0.479)      $    --       $15.71
12/31/99                      16.61      0.916        (1.050)       (0.916)           --        15.56
12/31/98                      16.54      0.967         0.231        (0.967)       (0.161)       16.61
03/24/97(3) to 12/31/97       16.12      0.793         0.461        (0.793)       (0.041)       16.54

N SHARES
01/01/00 to 06/30/00(5)      $15.56     $0.460       $ 0.150       $(0.460)      $    --       $15.71
12/31/99                      16.61      0.876        (1.050)       (0.876)           --        15.56
12/31/98                      16.54      0.925         0.231        (0.925)       (0.161)       16.61
04/16/97(3) to 12/31/97       16.06      0.702         0.521        (0.702)       (0.041)       16.54

A SHARES
01/01/00 to 06/30/00(5)      $15.56     $0.460       $ 0.150       $(0.460)      $    --       $15.71
02/12/99(3) to 12/31/99       16.44      0.761        (0.880)       (0.761)           --        15.56

                                             NET                           RATIO OF EXPENSES
                                            ASSETS          RATIO OF          TO AVERAGE          RATIO OF NET
                                            END OF         EXPENSES TO        NET ASSETS        INVESTMENT INCOME  PORTFOLIO
                               TOTAL        PERIOD         AVERAGE NET        (EXCLUDING         TO AVERAGE NET     TURNOVER
                              RETURN         (000)           ASSETS            WAIVERS)              ASSETS           RATE
---------------------------------------------------------------------------------------------------------------------------------
-----------------------
SHORT/INTERMEDIATE FUND
-----------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        3.45%(2)     $304,279         0.60%(1)           0.93%(1)             6.42%(1)         33.09%
12/31/99                       0.81          297,977         0.60               0.92                 5.93             72.86
12/31/98                       7.01          337,015         0.60               0.90                 5.85             66.06
12/31/97                       7.15          288,886         0.60               0.89                 6.24             98.08
02/26/96(3) to 12/31/96        3.61(2)       255,573         0.60(1)            0.90(1)              6.06(1)         186.02

N SHARES
01/01/00 to 06/30/00(5)        3.32%(2)     $  3,724         0.85%(1)           1.18%(1)             6.17%(1)         33.09%
12/31/99                       0.56            7,525         0.85               1.17                 5.68             72.86
12/31/98                       6.75            4,658         0.85               1.15                 5.60             66.06
12/31/97                       6.89            5,922         0.85               1.14                 5.99             98.08
12/31/96                       3.51            4,432         0.62               0.92                 5.59            186.02
12/31/95                      13.88           51,814         0.60               0.96                 5.91            194.94

A SHARES
01/01/00 to 06/30/00(5)        3.32%(2)(4)  $    144         0.85%(1)           1.18%(1)             6.17%(1)         33.09%
07/22/99(3) to 12/31/99        0.09(2)(4)        140         0.85(1)            1.17(1)              5.68(1)          72.86

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        4.18%(2)     $144,062         0.60%(1)           0.93%(1)             6.57%(1)         52.63%
12/31/99                      (0.91)         157,587         0.60               0.90                 6.20             92.79
12/31/98                       7.12          183,831         0.60               0.88                 5.89             64.93
12/31/97                       9.41          140,447         0.60               0.89                 6.25            138.30
04/16/96(3) to 12/31/96        5.40(2)        43,142         0.60(1)            0.98(1)              6.03(1)         116.02

N SHARES
01/01/00 to 06/30/00(5)        4.05%(2)     $  3,699         0.85%(1)           1.18%(1)             6.32%(1)         52.63%
12/31/99                      (1.16)           4,455         0.85               1.15                 5.95             92.79
12/31/98                       6.86            2,566         0.85               1.13                 5.64             64.93
12/31/97                       9.14              936         0.85               1.14                 6.00            138.30
04/22/96(3) to 12/31/96        5.27(2)           130         0.85(1)            1.23(1)              5.87(1)         116.02

A SHARES
01/01/00 to 06/30/00(5)        4.05%(2)(4)  $     29         0.85%(1)           1.18%(1)             6.32%(1)         52.63%
02/18/99(3) to 12/31/99       (1.09)(2)(4)        26         0.85(1)            1.15(1)              5.95(1)          92.79

----------------------------
INTERMEDIATE GOVERNMENT FUND
----------------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        4.11%(2)     $ 73,409         0.50%(1)           0.98%(1)             6.18%(1)         16.57%
12/31/99                      (0.80)          94,360         0.50               0.93                 5.72             76.50
12/31/98                       7.45          103,162         0.50               0.91                 5.82             99.63
03/24/97(3) to 12/31/97        7.96(2)        99,359         0.50(1)            0.91(1)              6.31(1)          84.89(1)

N SHARES
01/01/00 to 06/30/00(5)        3.98%(2)     $  4,744         0.75%(1)           1.23%(1)             5.93%(1)         16.57%
12/31/99                      (1.05)           4,870         0.75               1.18                 5.47             76.50
12/31/98                       7.18            2,126         0.75               1.16                 5.57             99.63
04/16/97(3) to 12/31/97        7.76(2)           716         0.75(1)            1.16(1)              6.06(1)          84.89(1)

A SHARES
01/01/00 to 06/30/00(5)        3.98%(2)(4)  $     45         0.75%(1)           1.23%(1)             5.93%(1)         16.57%
02/12/99(3) to 12/31/99       (0.72)(2)(4)       232         0.75(1)            1.18(1)              5.47(1)          76.50



                       See Notes to Financial Statements.

                                   80 and 81

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               NET                     NET                                       NET
                              ASSET                REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS  ASSET
                              VALUE        NET   UNREALIZED GAIN/   FROM NET      FROM NET      VALUE
                            BEGINNING  INVESTMENT   (LOSS) ON      INVESTMENT     REALIZED      END OF
                            OF PERIOD    INCOME     INVESTMENTS      INCOME         GAINS       PERIOD
--------------------------------------------------------------------------------------------------------
----------------------------
INTERMEDIATE TAX-EXEMPT FUND
----------------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $10.22     $0.250       $ 0.150       $(0.250)      $    --       $10.37
12/31/99                      10.70      0.423        (0.467)       (0.423)       (0.013)       10.22
12/31/98                      10.75      0.417         0.103        (0.417)       (0.153)       10.70
12/31/97                      10.58      0.442         0.220        (0.442)       (0.050)       10.75
02/26/96(3) to 12/31/96       10.74      0.381        (0.124)       (0.381)       (0.036)       10.58

N SHARES
01/01/00 to 06/30/00(5)      $10.22     $0.238       $ 0.150       $(0.238)      $    --       $10.37
12/31/99                      10.70      0.396        (0.467)       (0.396)       (0.013)       10.22
12/31/98                      10.75      0.390         0.103        (0.390)       (0.153)       10.70
12/31/97                      10.58      0.327         0.220        (0.327)       (0.050)       10.75
03/13/96(3) to 12/31/96       10.55      0.084         0.066        (0.084)       (0.036)       10.58

---------------
TAX-EXEMPT FUND
---------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $ 9.63     $0.257       $ 0.240       $(0.257)      $    --       $ 9.87
12/31/99                      10.39      0.449        (0.760)       (0.449)           --         9.63
12/31/98                      10.52      0.444         0.059        (0.444)       (0.189)       10.39
12/31/97                      10.25      0.461         0.391        (0.461)       (0.121)       10.52
02/26/96(3) to 12/31/96       10.56      0.402        (0.094)       (0.402)       (0.216)       10.25

N SHARES
01/01/00 to 06/30/00(5)      $ 9.63     $0.245       $ 0.240       $(0.245)      $    --       $ 9.87
12/31/99                      10.39      0.424        (0.760)       (0.424)           --         9.63
12/31/98                      10.52      0.418         0.059        (0.418)       (0.189)       10.39
12/31/97                      10.25      0.435         0.391        (0.435)       (0.121)       10.52
10/02/96(3) to 12/31/96       10.33      0.105         0.136        (0.105)       (0.216)       10.25

---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $30.55     $0.416       $(0.158)      $(0.408)      $    --       $30.40
12/31/99                      24.14      0.983         6.544        (0.978)       (0.139)       30.55
12/31/98                      28.52      1.130        (1.647)       (1.141)       (2.722)       24.14
03/24/97(3) to 12/31/97       29.15      0.914         3.120        (0.897)       (3.767)       28.52

N SHARES
01/01/00 to 06/30/00(5)      $30.54     $0.373       $(0.152)      $(0.371)      $    --       $30.39
12/31/99                      24.14      0.902         6.559        (0.922)       (0.139)       30.54
12/31/98                      28.52      1.106        (1.691)       (1.073)       (2.722)       24.14
03/26/97(3) to 12/31/97       29.30      0.690         3.122        (0.825)       (3.767)       28.52

A SHARES
01/13/00(3) to 06/30/00(5)   $29.42     $0.296       $ 1.045       $(0.381)      $    --       $30.38

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $14.63     $0.024       $ 0.716       $(0.026)      $(0.814)      $14.53
12/31/99                      17.03      0.049        (0.339)       (0.050)       (2.060)       14.63
12/31/98                      17.59      0.116         2.224        (0.114)       (2.786)       17.03
12/31/97                      15.53      0.234         5.190        (0.235)       (3.129)       17.59
02/26/96(3) to 12/31/96       15.30      0.189         1.898        (0.193)       (1.664)       15.53

                                             NET                           RATIO OF EXPENSES
                                            ASSETS          RATIO OF          TO AVERAGE          RATIO OF NET
                                            END OF         EXPENSES TO        NET ASSETS        INVESTMENT INCOME  PORTFOLIO
                               TOTAL        PERIOD         AVERAGE NET        (EXCLUDING         TO AVERAGE NET     TURNOVER
                              RETURN         (000)           ASSETS            WAIVERS)              ASSETS           RATE
---------------------------------------------------------------------------------------------------------------------------------
----------------------------
INTERMEDIATE TAX-EXEMPT FUND
----------------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        3.97%(2)     $186,319         0.23%(1)           0.83%(1)             4.92%(1)        126.69%
12/31/99                      (0.43)         177,813         0.69               0.82                 4.03            191.27
12/31/98                       4.94          226,087         0.80               0.80                 3.87             90.92
12/31/97                       6.41          193,009         0.79               0.79                 4.16             48.72
02/26/96(3) to 12/31/96        2.49(2)       208,690         0.79(1)            0.82(1)              4.28(1)          57.23

N SHARES
01/01/00 to 06/30/00(5)        3.84%(2)     $    548         0.48%(1)           1.08%(1)             4.67%(1)        126.69%
12/31/99                      (0.68)           2,743         0.94               1.07                 3.78            191.27
12/31/98                       4.67              900         1.05               1.05                 3.62             90.92
12/31/97                       6.14              644         1.04               1.04                 3.91             48.72
03/13/96(3) to 12/31/96        1.44(2)            --         1.04(1)            1.07(1)              4.33(1)          57.23

---------------
TAX-EXEMPT FUND
---------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        5.24%(2)     $100,184         0.26%(1)           0.86%(1)             5.32%(1)        107.08%
12/31/99                      (3.07)         126,027         0.70               0.83                 4.44            225.82
12/31/98                       4.88          169,060         0.79               0.80                 4.22             87.61
12/31/97                       8.55          179,871         0.80               0.80                 4.47             61.52
02/26/96(3) to 12/31/96        3.04(2)       165,388         0.80(1)            0.81(1)              4.60(1)          61.60

N SHARES
01/01/00 to 06/30/00(5)        5.11%(2)     $    861         0.51%(1)           1.11%(1)             5.07%(1)        107.08%
12/31/99                      (3.31)           1,109         0.95               1.08                 4.19            225.82
12/31/98                       4.62              909         1.04               1.05                 3.97             87.61
12/31/97                       8.28              644         1.05               1.05                 4.22             61.52
10/02/96(3) to 12/31/96        2.34(2)            38         1.05(1)            1.06(1)              4.35(1)          61.60

---------------------------
CONVERTIBLE SECURITIES FUND
---------------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        0.79%(2)     $ 52,552         0.92%(1)           1.08%(1)             2.75%(1)         34.52%
12/31/99                      32.07           52,100         0.92               1.01                 3.73             20.14
12/31/98                      (1.80)          49,396         0.92               1.01                 4.05             48.73
03/24/97(3) to 12/31/97       14.24(2)        59,384         0.92(1)            0.96(1)              3.76(1)          93.24(1)

N SHARES
01/01/00 to 06/30/00(5)        0.68%(2)     $    350         1.17%(1)           1.33%(1)             2.50%(1)         34.52%
12/31/99                      31.75              375         1.17               1.26                 3.48             20.14
12/31/98                      (2.04)             409         1.17               1.26                 3.80             48.73
03/26/97(3) to 12/31/97       13.39(2)            85         1.17(1)            1.21(1)              3.51(1)          93.24(1)

A SHARES
01/13/00(3) to 06/30/00(5)     4.51%(2)(4)  $     20         1.17%(1)           1.33%(1)             2.50%(1)         34.52%

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        5.01%(2)     $477,911         0.93%(1)           0.93%(1)             0.30%(1)         35.89%
12/31/99                      (1.57)         579,754         0.90               0.91                 0.29             65.13
12/31/98                      13.80          841,119         0.89               0.89                 0.64             76.92
12/31/97                      35.89          845,829         0.88               0.88                 1.33             81.48
02/26/96(3) to 12/31/96       13.66(2)       568,400         0.90(1)            0.90(1)              1.43(1)          75.20

                       See Notes to Financial Statements.

                                   82 and 83

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               NET                     NET                                       NET
                              ASSET                REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS  ASSET
                              VALUE        NET   UNREALIZED GAIN/   FROM NET      FROM NET      VALUE
                            BEGINNING  INVESTMENT   (LOSS) ON      INVESTMENT     REALIZED      END OF
                            OF PERIOD    INCOME     INVESTMENTS      INCOME         GAINS       PERIOD
--------------------------------------------------------------------------------------------------------
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
N SHARES
01/01/00 to 06/30/00(5)      $14.63    $ 0.003       $ 0.716       $(0.005)      $(0.814)      $14.53
12/31/99                      17.02      0.005        (0.323)       (0.012)       (2.060)       14.63
12/31/98                      17.59      0.066         2.213        (0.063)       (2.786)       17.02
12/31/97                      15.53      0.174         5.190        (0.175)       (3.129)       17.59
12/31/96                      13.99      0.451         2.926        (0.173)       (1.664)       15.53
12/31/95                      11.28      0.229         3.827        (0.232)       (1.114)       13.99

A SHARES
01/01/00 to 06/30/00(5)      $14.63    $(0.001)      $ 0.716       $(0.001)      $(0.814)      $14.53
02/12/99(3) to 12/31/99       16.97     (0.002)       (0.275)       (0.003)       (2.060)       14.63

------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $20.40    $ 0.111       $(1.168)      $(0.109)      $(0.164)      $19.07
12/31/99                      19.27      0.168         1.713        (0.173)       (0.578)       20.40
12/31/98                      16.32      0.218         3.492        (0.216)       (0.544)       19.27
12/31/97                      13.73      0.272         4.050        (0.268)       (1.464)       16.32
02/26/96(3) to 12/31/96       13.34      0.270         1.387        (0.269)       (0.998)       13.73

N SHARES
01/01/00 to 06/30/00(5)      $20.40    $ 0.089       $(1.179)      $(0.086)      $(0.164)      $19.06
12/31/99                      19.26      0.105         1.741        (0.128)       (0.578)       20.40
12/31/98                      16.31      0.171         3.490        (0.167)       (0.544)       19.26
12/31/97                      13.72      0.237         4.037        (0.220)       (1.464)       16.31
04/18/96(3) to 12/31/96       13.02      0.179         1.732        (0.213)       (0.998)       13.72

A SHARES
01/01/00 to 06/30/00(5)      $20.40    $ 0.087       $(1.176)      $(0.087)      $(0.164)      $19.06
02/10/99(3) to 12/31/99       19.26      0.098         1.744        (0.124)       (0.578)       20.40

-----------
GROWTH FUND
-----------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $29.14    $(0.036)      $ 0.316       $    --       $(0.300)      $29.12
12/31/99                      26.25     (0.042)        4.319            --        (1.387)       29.14
12/31/98                      22.67      0.012         5.583        (0.009)       (2.006)       26.25
12/31/97                      18.69      0.048         6.026        (0.048)       (2.046)       22.67
02/26/96(3) to 12/31/96       17.01      0.062         2.746        (0.063)       (1.065)       18.69

N SHARES
01/01/00 to 06/30/00(5)      $28.97    $(0.061)      $ 0.311       $    --       $(0.300)      $28.92
12/31/99                      26.18     (0.119)        4.296            --        (1.387)       28.97
12/31/98                      22.67     (0.030)        5.546            --        (2.006)       26.18
12/31/97                      18.69      0.004         6.026        (0.004)       (2.046)       22.67
04/19/96(3) to 12/31/96       16.49      0.030         3.273        (0.038)       (1.065)       18.69

A SHARES
01/01/00 to 06/30/00(5)      $28.96    $(0.062)      $ 0.312       $    --       $(0.300)      $28.91
02/05/99(3) to 12/31/99       27.00     (0.073)        3.420            --        (1.387)       28.96

                                             NET                           RATIO OF EXPENSES
                                            ASSETS          RATIO OF          TO AVERAGE          RATIO OF NET
                                            END OF         EXPENSES TO        NET ASSETS        INVESTMENT INCOME  PORTFOLIO
                               TOTAL        PERIOD         AVERAGE NET        (EXCLUDING         TO AVERAGE NET     TURNOVER
                              RETURN         (000)           ASSETS            WAIVERS)              ASSETS           RATE
-----------------------------------------------------------------------------------------------------------------------------
-----------------------
EQUITY FUND (CONTINUED)
-----------------------
N SHARES
01/01/00 to 06/30/00(5)        4.87%(2)     $ 17,922         1.18%(1)           1.18%(1)             0.05%(1)         35.89%
12/31/99                      (1.74)          19,685         1.15               1.16                 0.04             65.13
12/31/98                      13.42           29,050         1.14               1.14                 0.39             76.92
12/31/97                      35.45           17,859         1.13               1.13                 1.08             81.48
12/31/96                      24.15            7,792         0.94               0.94                 1.47             75.20
12/31/95                      36.26           61,256         0.96               0.97                 1.75             75.93

A SHARES
01/01/00 to 06/30/00(5)        4.87%(2)(4)  $    189         1.18%(1)           1.18%(1)             0.05%(1)         35.89%
02/12/99(3) to 12/31/99       (1.50)(2)(4)       161         1.23(1)            1.24(1)             (0.04)(1)         65.13

------------------
EQUITY INCOME FUND
------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)       (5.21)%(2)    $ 66,806         0.93%(1)           1.01%(1)             1.11%(1)          6.43%
12/31/99                       9.87           79,458         0.93               0.99                 0.86             18.57
12/31/98                      22.97           62,204         0.93               0.96                 1.26             21.60
12/31/97                      31.90           40,424         0.93               0.96                 1.69             29.87
02/26/96(3) to 12/31/96       12.46(2)        31,760         0.93(1)            0.97(1)              2.36(1)          52.77

N SHARES
01/01/00 to 06/30/00(5)       (5.37)%(2)    $  5,615         1.18%(1)           1.26%(1)             0.86%(1)          6.43%
12/31/99                       9.68            5,117         1.18               1.24                 0.61             18.57
12/31/98                      22.66            3,728         1.18               1.21                 1.01             21.60
12/31/97                      31.53            1,241         1.18               1.21                 1.44             29.87
04/18/96(3) to 12/31/96       14.67(2)           298         1.18(1)            1.19(1)              2.11(1)          52.77

A SHARES
01/01/00 to 06/30/00(5)       (5.36)%(2)(4) $    594         1.18%(1)           1.26%(1)             0.86%(1)          6.43%
02/10/99(3) to 12/31/99        9.66(2)(4)        437         1.24(1)            1.30(1)              0.55(1)          18.57

-----------
GROWTH FUND
-----------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        0.97%(2)     $184,083         1.10%(1)           1.15%(1)            (0.25)%(1)        21.78%
12/31/99                      16.56          182,283         1.10               1.14                (0.16)            35.11
12/31/98                      25.03          144,759         1.10               1.11                 0.05             34.96
12/31/97                      32.81          109,140         1.10               1.11                 0.22             37.02
02/26/96(3) to 12/31/96       16.43(2)        76,516         1.10(1)            1.14(1)              0.42(1)          35.36

N SHARES
01/01/00 to 06/30/00(5)        0.87%(2)     $  8,603         1.35%(1)           1.40%(1)            (0.50)%(1)        21.78%
12/31/99                      16.22            7,800         1.35               1.39                (0.41)            35.11
12/31/98                      24.68            7,661         1.35               1.36                (0.20)            34.96
12/31/97                      32.54            2,766         1.35               1.36                (0.03)            37.02
04/19/96(3) to 12/31/96       19.95(2)           397         1.35(1)            1.39(1)              0.17(1)          35.36

A SHARES
01/01/00 to 06/30/00(5)        0.87%(2)(4)  $    963         1.35%(1)           1.40%(1)            (0.50)%(1)        21.78%
02/05/99(3) to 12/31/99       12.65(2)(4)        710         1.42(1)            1.46(1)             (0.48)(1)         35.11


                       See Notes to Financial Statements.

                                   84 and 85

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               NET                     NET                                       NET
                              ASSET                REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS  ASSET
                              VALUE        NET   UNREALIZED GAIN/   FROM NET      FROM NET      VALUE
                            BEGINNING  INVESTMENT   (LOSS) ON      INVESTMENT     REALIZED      END OF
                            OF PERIOD    INCOME     INVESTMENTS      INCOME         GAINS       PERIOD
--------------------------------------------------------------------------------------------------------
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $24.17    $(0.078)      $ 1.177       $    --       $(1.379)      $23.89
12/31/99                      17.85     (0.039)        7.124            --        (0.765)       24.17
12/31/98                      17.71     (0.047)        0.258            --        (0.071)       17.85
12/31/97                      15.52      0.007         3.865        (0.012)       (1.670)       17.71
02/26/96(3) to 12/31/96       14.24      0.057         1.998        (0.057)       (0.718)       15.52

N SHARES
01/01/00 to 06/30/00(5)      $23.99    $(0.106)      $ 1.165       $    --       $(1.379)      $23.67
12/31/99                      17.77     (0.057)        7.042            --        (0.765)       23.99
12/31/98                      17.66     (0.060)        0.241            --        (0.071)       17.77
12/31/97                      15.51     (0.003)        3.823            --        (1.670)       17.66
04/19/96(3) to 12/31/96       14.25      0.032         1.996        (0.050)       (0.718)       15.51

A SHARES
01/01/00 to 06/30/00(5)      $23.99    $(0.095)      $ 1.144       $    --       $(1.379)      $23.66
03/05/99(3) to 12/31/99       16.67     (0.092)        8.177            --        (0.765)       23.99

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $30.29    $ 0.016       $ 1.797       $    --       $(1.553)      $30.55
12/31/99                      30.69      0.124         0.015        (0.122)       (0.417)       30.29
12/31/98                      33.02      0.132        (1.312)       (0.139)       (1.011)       30.69
03/24/97(3) to 12/31/97       28.29      0.146         7.467        (0.139)       (2.744)       33.02

N SHARES
01/01/00 to 06/30/00(5)      $30.28    $(0.028)      $ 1.811       $    --       $(1.553)      $30.51
12/31/99                      30.69      0.031         0.029        (0.053)       (0.417)       30.28
12/31/98                      33.02      0.093        (1.342)       (0.070)       (1.011)       30.69
07/10/97(3) to 12/31/97       32.31      0.028         3.462        (0.036)       (2.744)       33.02

A SHARES
01/01/00 to 06/30/00(5)      $30.28    $ 0.004       $ 1.779       $    --       $(1.553)      $30.51
08/18/99(3) to 12/31/99       29.09      0.008         1.368        (0.051)       (0.135)       30.28

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $33.21    $ 0.142       $(0.375)      $(0.139)      $(0.118)      $32.72
12/31/99                      28.35      0.307         5.420        (0.305)       (0.562)       33.21
12/31/98                      23.51      0.304         6.247        (0.303)       (1.408)       28.35
12/31/97                      18.48      0.278         5.742        (0.281)       (0.709)       23.51
02/26/96(3) to 12/31/96       16.72      0.268         2.104        (0.268)       (0.344)       18.48

N SHARES
01/01/00 to 06/30/00(5)      $33.21    $ 0.102       $(0.382)      $(0.102)      $(0.118)      $32.71
12/31/99                      28.35      0.249         5.413        (0.240)       (0.562)       33.21
12/31/98                      23.51      0.236         6.244        (0.232)       (1.408)       28.35
12/31/97                      18.48      0.247         5.725        (0.233)       (0.709)       23.51
04/19/96(3) to 12/31/96       16.35      0.188         2.511        (0.225)       (0.344)       18.48

                                             NET                           RATIO OF EXPENSES
                                            ASSETS          RATIO OF          TO AVERAGE          RATIO OF NET
                                            END OF         EXPENSES TO        NET ASSETS        INVESTMENT INCOME  PORTFOLIO
                               TOTAL        PERIOD         AVERAGE NET        (EXCLUDING         TO AVERAGE NET     TURNOVER
                              RETURN         (000)           ASSETS            WAIVERS)              ASSETS           RATE
-----------------------------------------------------------------------------------------------------------------------------
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        4.68%(2)     $483,322         1.20%(1)           1.22%(1)            (0.69)%(1)       46.89%
12/31/99                      40.14          432,071         1.20               1.21                (0.50)           59.99
12/31/98                       1.16          296,719         1.20               1.21                (0.28)           51.49
12/31/97                      25.47          274,353         1.20               1.21                 0.03            39.63
02/26/96(3) to 12/31/96       14.49(2)       150,306         1.20(1)            1.22(1)              0.46(1)         46.13

N SHARES
01/01/00 to 06/30/00(5)        4.55%(2)      $ 9,913         1.45%(1)           1.47%(1)            (0.94)%(1)       46.89%
12/31/99                      39.75            6,397         1.45               1.46                (0.75)           59.99
12/31/98                       0.99            5,032         1.45               1.46                (0.53)           51.49
12/31/97                      25.14            2,485         1.45               1.46                (0.22)           39.63
04/19/96(3) to 12/31/96       14.29(2)           443         1.45(1)            1.47(1)              0.10(1)         46.13

A SHARES
01/01/00 to 06/30/00(5)        4.51%(2)(4)  $     70         1.45%(1)           1.47%(1)            (0.94)%(1)       46.89%
03/05/99(3) to 12/31/99       48.98(2)(4)         28         1.49(1)            1.50(1)             (0.79)(1)        59.99

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        6.13%(2)     $106,686         0.99%(1)           1.08%(1)             0.10%(1)        44.34%
12/31/99                       0.49          115,544         0.99               1.04                 0.37            70.84
12/31/98                      (3.93)         143,525         0.99               1.05                 0.56            76.44
03/24/97(3) to 12/31/97       27.11(2)        99,816         0.99(1)            1.06(1)              0.63(1)         91.66(1)

N SHARES
01/01/00 to 06/30/00(5)        6.03%(2)     $    689         1.24%(1)           1.33%(1)            (0.15)%(1)       44.34%
12/31/99                       0.22              743         1.24               1.29                 0.12            70.84
12/31/98                      (4.15)             641         1.24               1.30                 0.31            76.44
07/10/97(3) to 12/31/97       10.95(2)           292         1.24(1)            1.31(1)              0.38(1)         91.66(1)

A SHARES
01/01/00 to 06/30/00(5)        6.03%(2)(4)  $     20         1.24%(1)           1.33%(1)            (0.15)%(1)       44.34%
08/18/99(3) to 12/31/99        4.77(2)(4)         12         1.24(1)            1.29(1)              0.12(1)         70.84

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)       (0.71)%(2)    $552,619         0.45%(1)           0.46%(1)             0.88%(1)         3.05%
12/31/99                      20.40          549,696         0.45               0.46                 1.04             2.17
12/31/98                      28.22          362,568         0.45               0.46                 1.16             5.59
12/31/97                      32.78          292,196         0.45               0.47                 1.39             7.10
02/26/96(3) to 12/31/96       14.26(2)       143,954         0.45(1)            0.49(1)              1.85(1)          4.71

N SHARES
01/01/00 to 06/30/00(5)       (0.85)%(2)    $ 25,679         0.70%(1)           0.71%(1)             0.63%(1)         3.05%
12/31/99                      20.14           24,056         0.70               0.71                 0.79             2.17
12/31/98                      27.88           13,727         0.70               0.71                 0.91             5.59
12/31/97                      32.51            6,942         0.70               0.72                 1.14             7.10
04/19/96(3) to 12/31/96       16.56(2)           150         0.70(1)            0.74(1)              1.60(1)          4.71


                       See Notes to Financial Statements.

                                   86 and 87

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               NET                     NET                                       NET
                              ASSET                REALIZED AND   DISTRIBUTIONS  DISTRIBUTIONS  ASSET
                              VALUE        NET   UNREALIZED GAIN/   FROM NET      FROM NET      VALUE
                            BEGINNING  INVESTMENT   (LOSS) ON      INVESTMENT     REALIZED      END OF
                            OF PERIOD    INCOME     INVESTMENTS      INCOME         GAINS       PERIOD
--------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $12.38    $ 0.201       $ 0.515       $(0.196)      $    --       $12.90
12/31/99                      14.44      0.444        (0.668)       (0.435)       (1.401)       12.38
12/31/98                      14.93      0.492         0.753        (0.494)       (1.241)       14.44
03/24/97(3) to 12/31/97       12.74      0.377         2.185        (0.372)           --        14.93

N SHARES
01/01/00 to 06/30/00(5)      $12.38    $ 0.154       $ 0.546       $(0.180)      $    --       $12.90
12/31/99                      14.44      0.386        (0.641)       (0.404)       (1.401)       12.38
12/31/98                      14.93      0.440         0.759        (0.448)       (1.241)       14.44
04/16/97(3) to 12/31/97       12.56      0.301         2.411        (0.342)           --        14.93

A SHARES
01/01/00 to 06/30/00(5)      $12.38    $ 0.166       $ 0.527       $(0.183)      $    --       $12.89
02/10/99(3) to 12/31/99       14.14      0.340        (0.305)       (0.394)       (1.401)       12.38

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $15.89    $ 0.078       $(0.828)      $    --       $    --       $15.14
12/31/99                      12.55      0.117         3.309        (0.086)           --        15.89
12/31/98                      13.33      0.166        (0.787)       (0.159)           --        12.55
12/31/97                      15.46      0.116        (0.858)       (0.125)       (1.263)       13.33
02/26/96(3) to 12/31/96       15.04      0.128         0.485        (0.125)       (0.068)       15.46

N SHARES
01/01/00 to 06/30/00(5)      $15.89    $ 0.053       $(0.833)      $    --       $    --       $15.11
12/31/99                      12.55      0.101         3.262        (0.023)           --        15.89
12/31/98                      13.33      0.140        (0.787)       (0.133)           --        12.55
12/31/97                      15.46      0.078        (0.876)       (0.069)       (1.263)       13.33
03/13/96(3) to 12/31/96       14.69      0.091         0.860        (0.113)       (0.068)       15.46

A SHARES
01/01/00 to 06/30/00(5)      $15.89    $ 0.090       $(0.860)      $    --       $    --       $15.12
03/05/99(3) to 12/31/99       11.90     (0.009)        4.022        (0.023)           --        15.89

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      $ 9.64    $ 0.055       $(1.065)      $    --       $    --       $ 8.63
12/31/99                       5.87     (0.004)        3.790        (0.016)           --         9.64
12/31/98                       8.55      0.023        (2.688)       (0.015)           --         5.87
10/21/97(3) to 12/31/97       10.00      0.006        (1.456)           --            --         8.55

N SHARES
01/01/00 to 06/30/00(5)      $ 9.58    $ 0.056       $(1.096)      $    --       $    --       $ 8.54
12/31/99                       5.85     (0.027)        3.773        (0.016)           --         9.58
12/31/98                       8.54      0.008        (2.698)           --            --         5.85
10/21/97(3) to 12/31/97       10.00      0.002        (1.462)           --            --         8.54

A SHARES
01/01/00 to 06/30/00(5)      $ 9.58    $ 0.078       $(1.118)      $    --       $    --       $ 8.54
08/12/99(3) to 12/31/99        7.47     (0.024)        2.150        (0.016)           --         9.58

                                             NET                           RATIO OF EXPENSES
                                            ASSETS          RATIO OF          TO AVERAGE          RATIO OF NET
                                            END OF         EXPENSES TO        NET ASSETS        INVESTMENT INCOME  PORTFOLIO
                               TOTAL        PERIOD         AVERAGE NET        (EXCLUDING         TO AVERAGE NET     TURNOVER
                              RETURN         (000)           ASSETS            WAIVERS)              ASSETS           RATE
-----------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)        5.79%(2)     $ 16,598         0.88%(1)           1.61%(1)             2.84%(1)        40.05%
12/31/99                      (1.30)          21,871         0.88               1.05                 2.84            67.77
12/31/98                       8.61           56,027         0.88               0.98                 3.16            70.93
03/24/97(3) to 12/31/97       20.24(2)        69,415         0.88(1)            0.92(1)              3.45(1)        108.29(1)

N SHARES
01/01/00 to 06/30/00(5)        5.66%(2)     $  1,937         1.13%(1)           1.86%(1)             2.59%(1)        40.05%
12/31/99                      (1.52)           2,311         1.13               1.30                 2.59            67.77
12/31/98                       8.29            2,328         1.13               1.23                 2.91            70.93
04/16/97(3) to 12/31/97       21.72(2)           700         1.13(1)            1.17(1)              3.20(1)        108.29(1)

A SHARES
01/01/00 to 06/30/00(5)        5.60%(2)(4)  $    132         1.13%(1)           1.86%(1)             2.59%(1)        40.05%
02/10/99(3) to 12/31/99        0.50(2)(4)         84         1.21(1)            1.38(1)              2.51(1)         67.77

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)       (4.72)%(2)    $265,172         1.36%(1)           1.37%(1)             1.46%(1)        37.00%
12/31/99                      27.33          272,886         1.35               1.35                 0.86            48.49
12/31/98                      (4.64)         194,447         1.33               1.33                 1.64            45.82
12/31/97                      (4.87)         172,158         1.40               1.42                 0.82            93.33
02/26/96(3) to 12/31/96        4.08(2)       109,747         1.36(1)            1.38(1)              0.99(1)          6.72

N SHARES
01/01/00 to 06/30/00(5)       (4.91)%(2)     $ 5,352         1.61%(1)           1.62%(1)             1.21%(1)        37.00%
12/31/99                      26.81            2,531         1.60               1.60                 0.61            48.49
12/31/98                      (4.84)           1,657         1.58               1.58                 1.39            45.82
12/31/97                      (5.21)           1,265         1.65               1.67                 0.57            93.33
03/13/96(3) to 12/31/96        6.48(2)           597         1.61(1)            1.63(1)              0.35(1)          6.72

A SHARES
01/01/00 to 06/30/00(5)       (4.85)%(2)(4) $      7         1.61%(1)           1.62%(1)             1.21%(1)        37.00%
03/05/99(3) to 12/31/99       33.73(2)(4)          5         1.65(1)            1.65(1)              0.56(1)         48.49

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/00 to 06/30/00(5)      (10.48)%(2)    $ 42,813         1.65%(1)           1.70%(1)             1.09%(1)        28.45%
12/31/99                      64.53           38,155         1.70               1.76                (0.17)           53.69
12/31/98                     (31.16)          19,072         1.75               2.08                 1.06            34.55
10/21/97(3) to 12/31/97      (14.50)(2)       18,023         1.75(1)            2.09(1)              0.43(1)           --

N SHARES
01/01/00 to 06/30/00(5)      (10.86)%(2)    $    398         1.90%(1)           1.95%(1)             0.84%(1)        28.45%
12/31/99                      64.06              322         1.95               2.01                (0.42)           53.69
12/31/98                     (31.50)              62         2.00               2.33                 0.81            34.55
10/21/97(3) to 12/31/97      (14.60)(2)           96         2.00(1)            2.34(1)              0.18(1)           --

A SHARES
01/01/00 to 06/30/00(5)      (10.86)%(2)(4) $     33         1.90%(1)           1.95%(1)             0.84%(1)        28.45%
08/12/99(3) to 12/31/99       28.48(2)(4)          5         1.95(1)            2.01(1)             (0.42)(1)        53.69

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Sales load is not reflected in total return.
(5) Unaudited.

                       See Notes to Financial Statements.

                                   88 and 89

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2000 (UNAUDITED)

1. ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers eighteen diversified investment portfolios. The portfolios of the Trust are each referred to as a "Fund" and collectively, as the "Funds" and are as follows:

            EQUITY FUNDS:
            Harris Insight Equity Fund ("Equity Fund")
            Harris Insight Equity Income Fund ("Equity Income Fund") Harris Insight Growth Fund ("Growth Fund")
            Harris Insight Small-Cap Opportunity Fund ("Small-Cap Opportunity
              Fund")
            Harris Insight Small-Cap Value Fund ("Small-Cap Value Fund") Harris Insight Index Fund ("Index Fund")
            Harris Insight International Fund ("International Fund") Harris Insight Balanced Fund ("Balanced Fund")
            Harris  Insight  Emerging Markets Fund ("Emerging Markets Fund")

            FIXED INCOME FUNDS:
            Harris Insight Short/Intermediate Bond Fund ("Short/Intermediate
              Fund")
            Harris Insight Convertible Securities Fund ("Convertible Securities
              Fund")
            Harris Insight Bond Fund ("Bond Fund")
            Harris Insight Intermediate Government Bond Fund ("Intermediate
              Government Fund")
            Harris Insight Intermediate Tax-Exempt Bond Fund ("Intermediate Tax-
              Exempt Fund")
            Harris Insight Tax-Exempt Bond Fund ("Tax-Exempt Fund")

            MONEY MARKET FUNDS:
            Harris Insight Government Money Market Fund ("Government Money
              Fund")
            Harris Insight Money Market Fund ("Money Fund")
            Harris Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money
              Fund")

     Prior to May 1, 2000, the Equity, Short/Intermediate, Government Money, Money and Tax-Exempt Money Funds were investment portfolios of HT Insight Funds, Inc., doing business as Harris Insight Funds (the "Company"). On November 29, 1999, the shareholders of the Company voted to approve a tax-free reorganization of each Fund of the Company into a newly created investment portfolio of the Trust, effective May 1, 2000.

     Each of the Funds currently offers three classes of shares (Institutional shares, N shares and A shares), with the exception of the Index Fund and the Money Market Funds, each of which offers two classes (Institutional shares and N shares). The N shares of each Fund were formerly known as Class A; the current A shares (originally known as "Advisor Shares") were first offered on January 18, 1999. Shares of each class of a Fund represent equal pro rata interests in the Fund and are identical in all respects except that N shares and A shares are subject to certain service organization/agent fees as described in Note 4 and the A shares are sold subject to a sales load (Note 5). Institutional shares are not subject to service organization/agent fees. As of June 30, 2000, no A shares of the Intermediate Tax-Exempt Bond and Tax-Exempt Bond Funds had been issued.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements which are in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- The value of securities (other than bonds and debt obligations maturing in 60 days or less) of the Funds other than Money Market Funds is determined based on the last sales price on the principal exchange on which the securities are traded as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 P.M., Eastern time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is considered likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Board of Trustees of the Funds. Prices used for valuations of securities are provided by independent pricing services and brokers. Bonds maturing in more than 60 days are valued at the mean of the last bid and asked prices. In the event that such prices are not readily available, securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations, other than bonds, with remaining maturities of 60 days or less are valued at amortized cost. Note: The Board has adopted procedures specifying valuation at amortized cost for fixed-income securities within 60 days of maturity.

     Each of the Money Market Funds values its investments using the amortized cost method, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

          (i)  market  value  of   investment   securities,   other  assets  and
     liabilities at the current rate of exchange on the valuation date; and

          (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Fund and the Emerging Markets Fund do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The International Fund and the Emerging Markets Fund report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

     (C) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

     (D) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds and the Fixed Income Funds (other than the Convertible Securities Fund) are declared daily and paid monthly. Dividends from the Convertible Securities Fund, Equity Fund, Equity Income Fund, Index Fund, and Balanced Fund are declared and paid quarterly. Dividends from the Growth Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, International Fund and the Emerging Markets Fund are declared and paid annually. Each Fund's net realized capital gains, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend dates.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (E) FUTURES CONTRACTS -- The Funds may seek to hedge all or a portion of their investments through the use of securities index and other financial futures contracts. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     (F) ORGANIZATION EXPENSES -- Each Fund's share of the costs incurred in connection with the organization of the Trust has been deferred and is being amortized over 60 months from commencement of operations of the respective Fund.

     (G) ALLOCATION OF EXPENSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds primarily on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund are allocated among the classes of shares of the Fund based upon the relative net assets of the classes.

     (H) DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

     (I) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

     (J) SECURITIES LENDING -- The non-Money Market Funds may participate in a securities lending program with certain counterparties whereby the Funds loan securities to an organization that provides collateral. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization on and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral (consisting of repurchase agreements, commercial paper and money market funds) held by the Funds with respect to such loans (including rights to draw on letters of credit) at June 30, 2000, and income earned on securities loaned for the six months ended June 30, 2000, are as follows:

                                          MARKET VALUE OF    VALUE OF COLLATERAL   INCOME EARNED ON
                                        SECURITIES ON LOAN        RECEIVED        SECURITIES LOANED*
                                        ------------------   -------------------  ------------------
     Short/Intermediate Fund ..........    $ 39,388,613          $40,454,269            $ 5,973
     Bond Fund ........................       2,689,556            2,760,268              1,286
     Intermediate Government Fund .....               0                    0                735
     Convertible Securities Fund ......       3,560,254            3,615,260             14,952
     Equity Fund ......................      26,301,450           26,391,300             36,685
     Equity Income Fund ...............       6,639,117            6,920,123              4,906
     Growth Fund ......................      10,266,893           10,488,091             12,531
     Small-Cap Opportunity Fund .......      69,896,272           71,874,749             52,242
     Small-Cap Value Fund .............       6,220,921            6,348,140             51,300
     Index Fund .......................      57,027,270           58,652,665             42,666
     Balanced Fund ....................         630,002              641,859              1,440

     *Income is included in interest income in the Statements of Operations.

     (K) OTHER -- Investment transactions are recorded on trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.


3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Trust and Savings Bank ("Harris Trust") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, Harris Trust is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:

            Each Money Market Fund              0.14% of the first $100 million
                                                of net assets and 0.10% of net
                                                assets over $100 million
            Short/Intermediate Fund             0.70%
            Bond Fund                           0.65%
            Intermediate Government Fund        0.65%
            Intermediate Tax-Exempt Fund        0.60%
            Tax-Exempt Fund                     0.60%
            Convertible Securities Fund         0.70%
            Equity Fund                         0.70%
            Equity Income Fund                  0.70%
            Growth Fund                         0.90%
            Small-Cap Opportunity Fund          1.00%
            Small-Cap Value Fund                0.80%
            Index Fund                          0.25%
            Balanced Fund                       0.60%
            International Fund                  1.05%
            Emerging Markets Fund               1.25%

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

     Harris Trust may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the six months ended June 30, 2000, advisory fees and waivers for certain Funds were as follows:

                                              GROSS                      NET
                                          ADVISORY FEE    WAIVER    ADVISORY FEE
                                          ------------   --------   ------------
     Short/Intermediate Fund ............  $1,072,768    $501,273    $  571,495
     Bond Fund ..........................     494,561     239,619       254,942
     Intermediate Government Fund .......     294,739     206,621        88,118
     Intermediate Tax-Exempt Fund .......     547,505     547,505            --
     Tax-Exempt Fund ....................     331,270     331,270            --
     Convertible Securities Fund ........     185,090      29,536       155,554
     Equity Income Fund .................     271,182      21,889       249,293
     Growth Fund ........................     867,878      36,710       831,168
     Small-Cap Opportunity Fund .........   2,328,003      26,421     2,301,582
     Small-Cap Value Fund ...............     424,895      34,658       390,237
     Index Fund .........................     710,718      29,341       681,377
     Balanced Fund ......................      51,791      51,791            --

     There were no advisory fee waivers for the other Funds.

     For the six months ended June 30, 2000, Harris Trust also reimbursed expenses of $2,522 for the Balanced Fund.

     Harris Trust has entered into Portfolio Management Agreements with Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Funds. HIM receives a fee directly from Harris Trust, not from the Funds. HIM and Harris Trust are subsidiaries of Harris Bankcorp, Inc.

     HIM has entered into Investment Sub-Advisory Agreements with Hansberger Global Investors, Inc. ("Hansberger") with respect to the International Fund and the Emerging Markets Fund. Pursuant to those agreements, Hansberger selects and manages the securities in which those Funds invest. Hansberger, as Sub-Adviser, receives a fee directly from HIM and not from the Funds.

     The Trust has an Administration Agreement with Harris Trust (the "Administrator"). In its capacity as the Administrator, Harris Trust generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC" or the "Sub-Administrator and Accounting
Services Agent"), pursuant to which the Sub-Administrator and Accounting Services Agent performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates the Sub-Administrator and Accounting Services Agent for providing such services. Harris Trust also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). Harris Trust has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. Harris Trust compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for their services, Harris Trust, in its capacity as the Administrator and Transfer Agent, and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of the average net assets in excess of $600 million. For the six months ended June 30, 2000, the Administrator waived fees of $113,040 for the Government Money Fund and $732,563 for the Money Fund.

     Provident Distributors, Inc. ("PDI" or the "Distributor") provides services as distributor in connection with sales of shares of the Funds. No compensation is payable by the Funds to PDI for its distribution services. Fees for services rendered by the Distributor were paid by the Administrator. For the six months ended June 30, 2000, the aggregate

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

sales charges paid with respect to A shares of the Funds were $27,574, of which $2,400 was retained and $25,174 was reallowed to dealer firms. Sales charges retained and reallowed are as follows:

                                             RETAINED         REALLOWED
                                             --------         ---------
     Bond Fund .............................  $    4           $    64
     Intermediate Government Fund ..........       2                33
     Equity Fund ...........................     115             1,175
     Equity Income Fund ....................     957             9,699
     Growth Fund ...........................   1,007            10,980
     Small-Cap Opportunity Fund ............      46               451
     Small-Cap Value Fund ..................      10               100
     Balanced Fund .........................     224             2,312
     International Fund ....................      10               100
     Emerging Markets Fund .................      25               260

     Certain employees of PFPC Inc. are officers of the Funds. During the six months ended June 30, 2000, PFPC received $3,025,055 in aggregate fees and expenses (net of waivers of $115,908) from the Administrator for services rendered under various agreements described above.

4.   SERVICE PLANS

     The Trust has adopted a Service Plan (the "Plan") for the N shares of each Fund. Under the Plan, each Fund may pay banks and other institutions ("Service Organizations") for shareholder support services that they provide, at a rate of up to 0.25% (on an annualized basis) of the average daily net asset value of the Fund's N shares.

     Under a separate Service Plan adopted by the N shares of the Money Market Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"), those Funds may make payments to Service Organizations for shareholder support services and also may bear the costs connected with distribution and other services, at a rate of up to 0.10% (on an annualized basis) of the average daily net asset value of each Fund's N shares.

     Additionally, the Funds, except for the Index Fund and the Money Market Funds, have adopted a separate 12b-1 Plan that provides for distribution/service fees of up to 0.25% (on an annualized basis) of the average daily net assets attributable to A shares.

     For the six months ended June 30, 2000, the non-Money Market Funds paid the following shareholder service fees pursuant to the Plan, including fees paid to Harris Trust and to the Distributor:

                Short/Intermediate Fund .........................  $ 4,937
                Bond Fund .......................................    4,802
                Intermediate Government Fund ....................    6,058
                Intermediate Tax-Exempt Fund ....................      921
                Tax-Exempt Fund .................................    1,105
                Convertible Securities Fund .....................      432
                Equity Fund .....................................   22,719
                Equity Income Fund ..............................    7,358
                Growth Fund .....................................    9,152
                Small-Cap Opportunity Fund ......................   11,902
                Small-Cap Value Fund ............................      833
                Index Fund ......................................   31,079
                Balanced Fund ...................................    2,557
                International Fund ..............................    3,215
                Emerging Markets Fund ...........................      436

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

     For the six months ended June 30, 2000, shareholder service fees paid by the Money Market Funds under the Plan were $371,609, $1,331,120, and $298,814 and fees paid under the 12b-1 Plan were $148,643, $532,448, and $99,014 (net of voluntary waivers of $0, $0, and $20,511) for the N shares of the Government Money Fund, Money Fund, and Tax-Exempt Money Fund, respectively.

     For the six months ended June 30, 2000, the following funds have paid fees under the 12b-1 Plan for A shares. The fees are as follows:

               Short/Intermediate Fund ..........................  $  175
               Bond Fund ........................................      34
               Intermediate Government Fund .....................     132
               Convertible Securities Fund ......................      18
               Equity Fund ......................................     224
               Equity Income Fund ...............................     658
               Growth Fund ......................................   1,006
               Small-Cap Opportunity Fund .......................      74
               Small-Cap Value Fund .............................      19
               Balanced Fund ....................................     114
               International Fund ...............................       8
               Emerging Markets Fund ............................      37

5.   PUBLIC OFFERING PRICE

     A shares of the Funds are sold at a public offering price which is equal to the current net asset value of such shares with a maximum front-end sales load of 5.50% for the Equity Funds, 4.50% for the Convertible Securities Fund, Tax-Exempt Fund, and Bond Fund, and 3.50% for the Intermediate Tax-Exempt Fund, Short/Intermediate Fund, and Intermediate Government Fund.


6.   INVESTMENT TRANSACTIONS

     The cost of investments at June 30, 2000 and the net realized gains and losses on securities sold for the period then ended for each of the Funds for federal income tax purposes was not materially different from the amounts reported for financial reporting purposes.

     Purchases and sales of investment securities of the non-Money Market Funds (excluding short-term investments and U.S. government securities) during the six months ended June 30, 2000 were as follows:

                                                   PURCHASES          SALES
                                                 -----------      ------------
     Short/Intermediate Fund ..................  $ 62,058,184     $ 70,419,944
     Bond Fund ................................    32,612,227       53,470,483
     Intermediate Government Fund .............     5,248,095        2,310,710
     Intermediate Tax-Exempt Fund .............   228,876,807      222,256,963
     Tax-Exempt Fund ..........................   113,043,963      140,066,915
     Convertible Securities Fund ..............    18,895,786       17,932,919
     Equity Fund ..............................   191,934,012      309,033,448
     Equity Income Fund .......................     4,803,253        9,141,800
     Growth Fund ..............................    43,142,589       41,117,025
     Small-Cap Opportunity Fund ...............   237,457,890      212,165,423
     Small-Cap Value Fund .....................    45,908,518       59,283,076
     Index Fund ...............................    65,523,658       16,882,788
     Balanced Fund ............................     3,944,507       14,493,932
     International Fund .......................   110,340,969       93,207,101
     Emerging Markets Fund ....................    19,032,738       11,038,740

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

     Purchases and sales of U.S. government securities, excluding short-term securities, of the non-Money Market Funds during the six months ended June 30, 2000 were as follows:

                                                      PURCHASES        SALES
                                                     -----------   -----------
     Short/Intermediate Fund ....................... $72,118,955   $23,602,111
     Bond Fund .....................................  45,859,584    42,861,992
     Intermediate Government Fund ..................   9,333,359    21,388,493
     Balanced Fund .................................   2,773,982       535,932

     At June 30, 2000, gross unrealized appreciation (depreciation) for each non-Money Market Fund was as follows:

                                                                            NET UNREALIZED
                                          UNREALIZED        UNREALIZED       APPRECIATION
                                         APPRECIATION     (DEPRECIATION)    (DEPRECIATION)
                                         -------------    --------------    --------------
     Short/Intermediate Fund ..........   $  587,194       $ (7,609,924)     $ (7,022,730)
     Bond Fund ........................      493,638         (3,821,927)       (3,328,289)
     Intermediate Government Fund .....      333,758         (2,130,030)       (1,796,272)
     Intermediate Tax-Exempt Fund .....    2,510,707           (609,133)        1,901,574
     Tax-Exempt Fund ..................    2,241,925           (333,746)        1,908,179
     Convertible Securities Fund ......   13,111,720         (7,462,682)        5,649,038
     Equity Fund ......................   92,991,494        (34,153,753)       58,837,741
     Equity Income Fund ...............   24,501,528         (4,828,591)       19,672,937
     Growth Fund ......................   79,173,594         (7,125,921)       72,047,673
     Small-Cap Opportunity Fund .......  139,389,110        (27,531,825)      111,857,285
     Small-Cap Value Fund .............   12,487,283        (14,288,050)       (1,800,767)
     Index Fund .......................  248,932,079        (22,883,931)      226,048,148
     Balanced Fund ....................    1,552,098           (764,778)          787,320
     International Fund ...............   38,120,554        (26,225,218)       11,895,336
     Emerging Markets Fund ............    8,976,921         (3,862,911)        5,114,010

     At December 31, 1999, the following Funds had available capital losses that may be used to offset future net capital gains through the years 2005, 2006, 2007, and 2008:

                  Government Money Fund .....................    $  (83,237)
                  Money Fund ................................       (14,571)
                  Tax-Exempt Money Fund .....................        (8,480)
                  Short/Intermediate Fund ...................    (2,912,708)
                  Bond Fund .................................    (4,224,435)
                  Tax-Exempt Fund ...........................    (3,594,081)
                  Intermediate Government Fund ..............    (1,156,972)
                  Intermediate Tax-Exempt Fund ..............    (3,466,285)
                  Convertible Securities Fund ...............      (681,864)
                  Balanced Fund .............................      (426,908)
                  International Fund ........................    (1,267,793)
                  Emerging Markets Fund .....................    (6,667,774)

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

7. COMPOSITION OF NET ASSETS

     At June 30, 2000, net assets of each Fund consisted of:

                                             GOVERNMENT                         TAX-EXEMPT
                                             MONEY FUND         MONEY FUND      MONEY FUND
                                             ------------     --------------   ------------
Beneficial Interest at Par Value ........... $    503,904     $    2,910,980   $    860,789
Paid-in Capital ............................  503,400,169      2,908,069,464    859,928,098
Undistributed Net Investment Income ........           --                 20             --
Amortized Market Discount ..................           --                 --          3,443
Accumulated Net Realized Gain/(Loss) .......      (82,375)             6,975         (8,437)
Unrealized Appreciation/(Depreciation) on
  Investment Transactions, Futures Contracts
  and Foreign Currency Translations ........           --                 --             --
                                             ------------     --------------   ------------
Net Assets ................................. $503,821,698     $2,910,987,439   $860,783,893
                                             ============     ==============   ============

                                                 SHORT/                        INTERMEDIATE
                                              INTERMEDIATE                      GOVERNMENT
                                                  FUND         BOND FUND           FUND
                                             ------------     ------------     ------------
Beneficial Interest at Par Value ........... $     31,470     $     15,450     $     4,978
Paid-in Capital ............................  322,123,755      157,641,263      82,105,251
Undistributed Net Investment Income ........           --               --              --
Accumulated Net Realized Gain/(Loss) .......   (6,985,879)      (6,538,550)     (2,115,891)
Unrealized Appreciation/(Depreciation) on
  Investment Transactions, Futures Contracts
  and Foreign Currency Translations ........   (7,022,730)      (3,328,289)     (1,796,272)
                                             ------------     ------------     -----------
Net Assets ................................. $308,146,616     $147,789,874     $78,198,066
                                             ============     ============     ===========

                                             INTERMEDIATE                     CONVERTIBLE
                                              TAX-EXEMPT       TAX-EXEMPT      SECURITIES       EQUITY
                                                 FUND             FUND            FUND           FUND
                                             ------------     ------------     -----------   ------------
Beneficial Interest at Par Value ........... $     18,016     $     10,241     $     1,741   $     34,135
Paid-in Capital ............................  188,032,514      102,516,317      41,527,769    382,729,063
Undistributed Net Investment Income ........           --               --          30,878        (73,679)
Accumulated Net Realized Gain/(Loss) .......   (3,084,707)      (3,389,286)      5,712,180     54,494,618
Unrealized Appreciation/(Depreciation) on
  Investment Transactions, Futures Contracts
  and Foreign Currency Translations ........    1,901,574        1,908,179       5,649,038     58,837,741
                                             ------------     ------------     -----------   ------------
Net Assets ................................. $186,867,397     $101,045,451     $52,921,606   $496,021,878
                                             ============     ============     ===========   ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

                                               EQUITY                           SMALL-CAP        SMALL-CAP
                                               INCOME            GROWTH        OPPORTUNITY         VALUE
                                                FUND              FUND            FUND             FUND
                                             -----------      ------------     ------------    ------------
Beneficial Interest at Par Value ........... $     3,830      $      6,651     $     20,654    $      3,515
Paid-in Capital ............................  51,737,573       112,085,034      307,772,577      97,785,989
Undistributed Net Investment Income ........       8,284          (249,773)      (1,622,274)         60,848
Accumulated Net Realized Gain/(Loss) .......   1,592,349         9,759,297       75,277,092      11,345,065
Unrealized Appreciation/(Depreciation) on
  Investment Transactions, Futures Contracts
  and Foreign Currency Translations ........  19,672,937        72,047,673      111,857,285      (1,800,767)
                                             -----------      ------------     ------------    ------------
Net Assets ................................. $73,014,973      $193,648,882     $493,305,334    $107,394,650
                                             ===========      ============     ============    ============

                                                                                                EMERGING
                                                 INDEX         BALANCED        INTERNATIONAL     MARKETS
                                                 FUND            FUND              FUND            FUND
                                             ------------     -----------      -------------   -----------
Beneficial Interest at Par Value ........... $     17,651     $     1,447      $     17,882    $     5,013
Paid-in Capital ............................  342,774,677      17,617,707       255,893,559     43,700,890
Undistributed Net Investment Income ........       37,993           7,410         1,268,598        162,248
Accumulated Net Realized Gain/(Loss) .......    9,419,787         253,282         1,455,706     (5,737,829)
Unrealized Appreciation/(Depreciation) on
  Investment Transactions, Futures Contracts
  and Foreign Currency Translations ........  226,048,148         787,320        11,895,336      5,114,010
                                             ------------     -----------      ------------    -----------
Net Assets ................................. $578,298,256     $18,667,166      $270,531,081    $43,244,332
                                             ============     ===========      ============    ===========

8.   CONCENTRATION OF RISKS

     The Tax-Exempt Money Fund, Intermediate Tax-Exempt Fund and Tax-Exempt Bond Fund invest primarily in diversified portfolios of municipal securities, including municipal bonds and debentures. The Fixed Income Funds and the Money Market Funds invest in debt instruments. The issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

     Each of the  International  Fund and the  Emerging  Markets Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S., as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

9.   LINE OF CREDIT

     On December 13, 1999, the Trust, on behalf of the Funds, established a 364-day $300,000,000 aggregate Revolving Credit Facility ("Credit Facility") with the Bank of Montreal, the parent of Harris Trust. The Credit Facility permits one or more of the Funds to borrow for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions. Under the terms of the Credit Facility, each Fund pays a quarterly commitment fee at a rate of 0.09% per annum on the average daily balance of the Credit Facility that is available during each quarter ("Commitment Fee"). The Commitment Fee is allocated among the Funds based on relative net assets of the Funds. In addition, the Funds will pay interest on any borrowings at the Federal Funds rate plus 0.50%. At June 30, 2000 and during the six months ended June 30, 2000, none of the Funds had borrowings under the Credit Facility.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2000 (UNAUDITED)

10. RELATED PARTY TRANSACTION

     In August 1999, the issuer of a class of security held by the Money Market Fund refused for a period of time to honor the seven-day puts it had issued with those securities. In order to ensure that the Fund would not incur a loss on the security, Bankmont Financial Corp. (the second tier parent of the advisor), at no cost to the Fund, gave the Fund a put under which the Fund could put the security to Bankmont at par plus accrued interest. Eventually, the issuer purchased the security from the Fund at par plus accrued interest, and the Bankmont put expired unexercised.

                             HARRIS INSIGHT(R) FUNDS

                               3200 HORIZON DRIVE
                            KING OF PRUSSIA, PA 19406
                            TELEPHONE: (800) 982-8782

INVESTMENT ADVISER, ADMINISTRATOR,
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Harris Trust and Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger GlobalInvestors,Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale,Florida 33301

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
Provident Distributors, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, Pennsylvania 19103-7042

LEGAL COUNSEL
Bell, Boyd & Lloyd
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602



BOARD OF TRUSTEES

C. GARY GERST
Chairman of the Board of Trustees; Chairman Emeritus, Jones Lang LaSalle, formerly named LaSalle Partners Ltd. (real estate investment manager and consulting firm). Director, Nonlinear Dynamics, Inc. (applications software producer) and Florida Office Property Company, Inc. (real estate investment fund).

EDGAR R. FIEDLER
Senior Fellow and Economic Counselor, The Conference Board. Director or Trustee, The Stanley Works (tool manufacturer), AARP Income Trust, Scudder Institutional Funds, Scudder Pathway Series, Farmer's Investment Trust, Brazil Fund and PEG Capital Management (investment companies).

VALERIE B. JARRETT
Executive Vice President, The Habitat Company (residential property developer) and Chairman and Chief Executive Officer, Chicago Transit Authority. Director, USG Corporation (building materials manufacturer).

JOHN W. MCCARTER, JR.
President and Chief Executive Officer, The Field Museum of Natural History since 1996. Senior Vice President and Director, Booz-Allen & Hamilton, Inc. (consulting firm) prior thereto. Director, W.W. Grainger, Inc. (industrial distributor) and A.M. Castle, Inc. (metals distributor).

PAULA WOLFF
Senior Executive, Chicago Metropolis 2020 (civic organization) since 2000. President, Governors State University prior thereto. Trustee, University of Chicago; Chair, University of Chicago Hospitals; and Director, Ariel Capital Management, Inc. (investment manager).

OFFICERS

PHILIP H. RINNANDER
President

JASON A. GREIM
Vice President

GARY M. GARDNER
Secretary

DAVID LEBISKY
Assistant Secretary

THOMAS J. RYAN
Treasurer and Chief Financial Officer

L. LINN SOLANO
Assistant Treasurer

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
   HARRIS INSIGHT FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS OF THE HARRIS INSIGHT
  FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.



                              INVESTMENT ADVISER:
                         Harris Trust and Savings Bank

                          PORTFOLIO MANAGEMENT AGENT:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                          Provident Distributors, Inc.


                                 HIF 1252 06/00